As filed with the Securities and Exchange Commission on May 2, 2006

File No. 333-87632

File No. 811-07974

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 8

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 22

Farm Bureau Life Annuity Account

(Exact Name of Registrant)

Farm Bureau Life Insurance Company

(Name of Depositor)

5400 University Avenue

West Des Moines, Iowa 50266

1-515-225-5400

(Address and Telephone Number of Principal Executive Office)

Stephen M. Morain, Esquire

5400 University Avenue

West Des Moines, Iowa 50266

(Name and Address of Agent for Service of Process)

Copy to:

Stephen E. Roth, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b);

☐	on (date) pursuant to paragraph (b);

☐	60 days after filing pursuant to paragraph (a)(1);

☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

Securities being offered: Nonparticipating Variable Annuity Contracts

Farm Bureau Life Annuity Account

NONPARTICIPATING VARIABLE ANNUITY CONTRACT

PROSPECTUS

May 2, 2006

Farm Bureau Life Insurance Company (the “Company”) is offering the nonparticipating variable annuity contract (the “Contract”) described in this Prospectus. The Contract provides for Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract (“you” or “your”) may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Farm Bureau Life Annuity Account (the “Account”), each of which invests in one of the following Investment Options:

American Century Investments

VP Inflation Protection Bond Fund

VP Mid Cap Value Fund

VP Ultra® Fund

VP Value Fund

VP VistaSM Fund

Dreyfus Variable Investment Fund

VIF Appreciation Portfolio

VIF Developing Leaders Portfolio

VIF Disciplined Stock Portfolio

VIF Growth and Income Portfolio

VIF International Equity Portfolio

Dreyfus Socially Responsible Growth Fund, Inc.

EquiTrust Variable Insurance Series Fund

Blue Chip Portfolio

High Grade Bond Portfolio

Managed Portfolio

Money Market Portfolio

Strategic Yield Portfolio

Value Growth Portfolio

Fidelity® Variable Insurance Products Funds

VIP Contrafund® Portfolio—Initial Class

VIP Growth Portfolio—Initial Class

VIP Growth & Income Portfolio—Initial Class

VIP High Income Portfolio—Service Class 2

VIP Index 500 Portfolio—Initial Class

VIP Mid Cap Portfolio—Service Class 2

VIP Overseas Portfolio—Initial Class

Franklin Templeton Variable Insurance Products Trust

Franklin Real Estate Fund—Class 2

Franklin Small Cap Value Securities Fund—Class 2

Franklin Small Mid-Cap Growth Securities Fund—Class 2

Franklin U.S. Government Fund—Class 2

Mutual Shares Securities Fund—Class 2

Templeton Growth Securities Fund—Class 2

J.P. Morgan Series Trust II

JPMorgan Mid Cap Value Portfolio

JPMorgan Small Company Portfolio

Summit Pinnacle Series

NASDAQ-100 Index Portfolio

Russell 2000 Small Cap Index Portfolio

S&P MidCap 400 Index Portfolio

T. Rowe Price Equity Series, Inc.

Equity Income Portfolio

Mid-Cap Growth Portfolio

New America Growth Portfolio

Personal Strategy Balanced Portfolio

T. Rowe Price International Series, Inc.

International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract’s Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.

The T. Rowe Price Mid-Cap Growth Subaccount is not available for investment (allocation of premium payments and transfers) under Contracts issued on or after May 1, 2004.

Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information (“SAI”) has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

The Securities and Exchange Commission has not approved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Issued By

Farm Bureau Life Insurance Company

5400 University Avenue

West Des Moines, Iowa 50266

800-247-4170

The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

DEFINITIONS

Account: Farm Bureau Life Annuity Account.

Accumulated Value: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

Annuitant: The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

Beneficiary: The person (or persons) to whom the Company pays the proceeds on the death of the Owner/Annuitant.

Business Day: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).

The Code: The Internal Revenue Code of 1986, as amended.

The Company (“we”, “us” or “our”): Farm Bureau Life Insurance Company.

Contract: The nonparticipating variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

Contract Anniversary: The same date in each Contract Year as the Contract Date.

Contract Date: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

Contract Year: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Declared Interest Option: An investment option under the Contract funded by the Company’s General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Due Proof of Death: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

(a) a certified copy of the death certificate;

(b) a certified copy of a court decree reciting a finding of death;

(c) the Beneficiary’s statement of election;

(d) a copy of the Beneficiary’s Form W-9; or

(e) any other proof satisfactory to the Company.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

General Account: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

Home Office: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

Investment Option: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

Net Accumulated Value: The Accumulated Value less any applicable surrender charge.

Non-Qualified Contract: A Contract that is not a Qualified Contract.

Owner (“you” or “your”): The person(s) who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

Qualified Contract: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.

Retirement Date: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

Subaccount: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

Valuation Period: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.

Written Notice: A written request or notice signed by the Owner on a form satisfactory to the Company which we receive at our Home Office.

FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning or surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

Owner Transaction Expenses	Guaranteed Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(1)	7%	7%
Transfer Processing Fee(2)	$ 25	$ 10

(1)  The surrender charge is only assessed during the first six Contract Years. The surrender charge declines to 0% in the seventh Contract Year. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) This amount is not cumulative from Contract Year to Contract Year. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

(2)  We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $10 for the thirteenth and each subsequent transfer during a Contract Year.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

Periodic Charges	Guaranteed Maximum Charge	Current Charge
Annual Administrative Charge(3)	$ 45	$ 40
Separate Account Annual Expenses (as a percentage of average variable accumulated value)
Mortality and Expense Risk Charge	1.25%	1.25%
Total Separate Account Annual Expenses	1.25%	1.25%

(3)  We currently deduct an annual administrative charge of $40 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. For Contracts issued prior to May 1, 2006, the annual administrative charge is $30.

Periodic Charges (optional benefit riders only)	Guaranteed Maximum Charge	Current Charge
Incremental Death Benefit Rider Charge(4) (as a percentage of Accumulated Value)	0.30%	0.15	%(5)

(4)  We deduct the charge for the Incremental Death Benefit Rider on each Contract Anniversary. If you surrender the Contract prior to the Contract Anniversary, we will deduct the charge for the Incremental Death Benefit Rider on a pro-rata basis.

(5)  The current charge for issue ages 66-75 is 0.30%.

The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2005. More detail concerning each Investment Option’s fees and expenses is contained in the prospectus for each Investment Option.

Annual Investment Option Operating Expenses

(expenses that are deducted from Investment Option assets)(5)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.26%
Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(6)	0.10%	1.25%

(5)  For certain Investment Options, certain expenses were reimbursed or fees waived during 2005. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, Annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.15%

(6)  The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year. Four Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the “Annual Investment Option Operating Expenses” table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Contract as well as any applicable contractual fee waiver or reimbursement arrangements.

The following table indicates the Investment Options’ fees and expenses for the year ended December 31, 2005, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.

Annual Investment Option Operating Expenses

(expenses that are deducted from Investment Option assets)

Investment Option	Advisory Fee	Other Expenses	12b-1 Fee	Total Expenses (before contractual fee waivers and reimbursements)	Total Amount of contractual fee waiver or reimbursement	Total Expenses (after contractual fee waivers and reimbursements)
American Century
VP Inflation Protection Bond Fund	0.49%	0.01%	0.00%	0.50%	0.00%	0.50%
VP Mid Cap Value Fund	1.00%	0.02%	0.00%	1.02%	0.00%	1.02%
VP Ultra Fund	1.00%	0.01%	0.00%	1.01%	0.00%	1.01%	(1)
VP Value Fund	0.93%	0.00%	0.00%	0.93%	0.00%	0.93%	(1)
VP Vista Fund	1.00%	0.01%	0.00%	1.01%	0.00%	1.01%	(1)
Dreyfus
VIF Appreciation Portfolio—Initial Share Class	0.75%	0.05%	0.00%	0.80%	0.00%	0.80%
VIF Developing Leaders Portfolio—Initial Share Class	0.75%	0.06%	0.00%	0.81%	0.00%	0.81%
VIF Disciplined Stock Portfolio—Initial Share Class	0.75%	0.15%	0.00%	0.90%	0.00%	0.90%
VIF Growth and Income Portfolio—Initial Share Class	0.75%	0.06%	0.00%	0.81%	0.00%	0.81%
VIF International Equity Portfolio—Initial Share Class	0.75%	0.35%	0.00%	1.10%	0.00%	1.10%
Dreyfus Socially Responsible Growth Fund, Inc.—Service Share Class	0.75%	0.06%	0.25%	1.06%	0.00%	1.06%
EquiTrust Variable Insurance Series Fund
Blue Chip Portfolio	0.20%	0.11%	0.00%	0.31%	0.00%	0.31%
High Grade Bond Portfolio	0.30%	0.15%	0.00%	0.45%	0.00%	0.45%
Managed Portfolio	0.45%	0.11%	0.00%	0.56%	0.00%	0.56%
Money Market Portfolio	0.25%	0.36%	0.00%	0.61%	0.00%	0.61%
Strategic Yield Portfolio	0.45%	0.14%	0.00%	0.59%	0.00%	0.59%
Value Growth Portfolio	0.45%	0.13%	0.00%	0.58%	0.00%	0.58%

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Investment Option	Advisory Fee	Other Expenses	12b-1 Fee	Total Expenses (before contractual fee waivers and reimbursements)	Total Amount of contractual fee waiver or reimbursement	Total Expenses (after contractual fee waivers and reimbursements)
Fidelity® Variable Insurance Products Funds
VIP Contrafund Portfolio—Initial Class	0.57%	0.09%	0.00%	0.66%	0.00%	0.66%	(2)
VIP Growth Portfolio—Initial Class	0.57%	0.10%	0.00%	0.67%	0.00%	0.67%	(2)
VIP Growth & Income Portfolio—Initial Class	0.47%	0.12%	0.00%	0.59%	0.00%	0.59%	(2)
VIP High Income Portfolio—Service Class 2	0.57%	0.13%	0.25%	0.95%	0.00%	0.95%
VIP Index 500 Portfolio—Initial Class	0.10%	0.00%	0.00%	0.10%	0.00%	0.10%	(3)
VIP Mid Cap Portfolio—Service Class 2	0.57%	0.12%	0.25%	0.94%	0.00%	0.94%	(2)
VIP Overseas Portfolio—Initial Class	0.72%	0.17%	0.00%	0.89%	0.00%	0.89%	(2)
Franklin Templeton
Franklin Real Estate Fund—Class 2	0.47%	0.02%	0.25%	0.74%	0.00%	0.74%	(4)(5)
Franklin Small Cap Value Securities Fund—Class 2	0.52%	0.17%	0.25%	0.94%	0.05%	0.89%	(5)(6)
Franklin Small Mid-Cap Growth Securities Fund—Class 2	0.48%	0.28%	0.25%	1.01%	0.02%	0.99%	(5)(6)
Franklin U.S. Government Fund—Class 2	0.49%	0.03%	0.25%	0.77%	0.00%	0.77%	(4)(5)
Mutual Shares Securities Fund—Class 2	0.60%	0.18%	0.25%	1.03%	0.00%	1.03%	(5)
Templeton Growth Securities Fund—Class 2	0.75%	0.07%	0.25%	1.07%	0.00%	1.07%	(4)(5)
J.P. Morgan Series Trust II
JPMorgan Mid Cap Value Portfolio	0.70%	0.56%	0.00%	1.26%	0.01%	1.25%	(7)

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Investment Option	Advisory Fee	Other Expenses	12b-1 Fee	Total Expenses (before contractual fee waivers and reimbursements)	Total Amount of contractual fee waiver or reimbursement	Total Expenses (after contractual fee waivers and reimbursements)
JPMorgan Small Company Portfolio	0.60%	0.55%	0.00%	1.15%	0.00%	1.15%	(7)
Summit Pinnacle Series
NASDAQ-100 Index Portfolio	0.35%	0.41%	0.00%	0.76%	0.11%	0.65%	(8)
Russell 2000 Small Cap Index Portfolio	0.35%	0.34%	0.00%	0.69%	0.00%	0.69%
S&P MidCap 400 Index Portfolio	0.30%	0.24%	0.00%	0.54%	0.00%	0.54%
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio	0.85%	0.00%	0.00%	0.85%	0.00%	0.85%	(9)
Mid-Cap Growth Portfolio	0.85%	0.00%	0.00%	0.85%	0.00%	0.85%	(9)
New America Growth Portfolio	0.85%	0.00%	0.00%	0.85%	0.00%	0.85%	(9)
Personal Strategy Balanced Portfolio	0.90%	0.00%	0.00%	0.90%	0.00%	0.90%	(9)(10)
T. Rowe Price International Series, Inc.
International Stock Portfolio	1.05%	0.00%	0.00%	1.05%	0.00%	1.05%	(9)

(1)  The Fund has a stepped fee schedule. As a result, the Fund’s management fee rate generally decreases as Fund assets increase. Please consult the Fund’s prospectus for more details about the Fund’s management fees. Information regarding other expenses, which include the fees and expenses of the Fund’s independent directors, their legal counsel, interest and extraordinary expenses, can be found in the Fees and Expenses section of the Fund’s prospectus.

(2)  Total expenses were lower than those shown because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund’s expenses, and/or because through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund’s custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio 0.64%, Growth Portfolio 0.63%, Growth & Income Portfolio 0.54%, Mid Cap Portfolio 0.89% and Overseas Portfolio 0.82%. This arrangement may be discontinued by the Fund’s manager at any time.

(3)  Management fees for the Fund have been reduced to 0.10%, and Fund expenses were limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees or extraordinary expenses). This expense limit may not be increased without approval of the Fund’s shareholders and board of trustees.

(4)  The Fund administration fee is paid indirectly through the management fee.

(5)  While the maximum amount payable under the Fund’s class rule 12b-1 plan is 0.35% per year of the Fund’s class average annual net assets, the Board has set the current rate of 0.25% per year.

(6)  The Fund’s manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund’s Board of Trustees and an order of the Securities and Exchange Commission.

(7)  Reflects a written agreement pursuant to which the Portfolio’s administrator agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio’s shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% and 1.15% of its average daily net assets through April 30, 2007 for the Mid Cap Value and Small Company Portfolios, respectively. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Taking these voluntary waiver and reimbursement arrangements into account, the expense ratio for the Mid Cap Value Portfolio would be 1.00%.

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(8)  The Fund’s adviser has agreed to limit total expenses to the extent they exceed 0.65% of the NASDAQ-100 Index Portfolio. This expense limit may not be changed without approval of the Portfolio’s shareholders.

(9)  Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio’s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

(10)  The Portfolio’s manager has voluntarily agreed to reduce its management fee by the amount of expenses incurred as a result of the Portfolio’s investment in other T. Rowe Price portfolios. Including this reduction, total expenses would have been 0.88%.

Examples

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, Investment Option fees and expenses, and the Incremental Death Benefit Rider charge.

Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$983	$1,358	$1,815	$3,228

2.  If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$819	$1,262	$1,715	$3,228

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$266	$878	$1,515	$3,228

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.   If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$874	$1,023	$1,247	$2,054

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2.  If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$709	$924	$1,141	$2,054

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$150	$527	$929	$2,054

Example 3

The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$983	$1,300	$1,699	$2,964

2.  If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$819	$1,204	$1,598	$2,964

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$266	$817	$1,395	$2,964

Example 4

The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$874	$964	$1,124	$1,757

2.  If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$709	$864	$1,017	$1,757

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3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$150	$465	$803	$1,757

(1)  Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option B or D, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the surrender charge percentage that would apply upon annuitization.

Condensed Financial Information

Please refer to APPENDIX B for accumulation unit information for each Subaccount.

SUMMARY OF THE CONTRACT

Issuance of a Contract.  The Contract is a nonparticipating variable annuity contract with a maximum issue age of 85 for Annuitants (see “DESCRIPTION OF ANNUITY CONTRACT—Issuance of a Contract”) (age 90 for Contracts issued prior to May 1, 2006.) See “DISTRIBUTION OF THE CONTRACT” for information on compensation of persons selling the Contracts. The Contracts are:

•	“nonparticipating” because you do not share in the Company’s surplus or profits, and

•	“variable” because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

Free-Look Period.  You have the right to return the Contract within 30 days after you receive it (see “DESCRIPTION OF ANNUITY CONTRACT—Free-Look Period”). If you return the Contract, it will become void and you will receive either the greater of:

•	premiums paid, or

•	the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.

Premiums.  The minimum initial premium amount the Company accepts is $2,000 for Qualified Contracts and $5,000 for non-Qualified Contracts. (The minimum initial premium amount is $1,000 for both Qualified and non-Qualified Contracts issued prior to May 1, 2006.) (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See “DESCRIPTION OF ANNUITY CONTRACT—Premiums.”) Premiums greater than $1,000,000 are subject to Company approval.

Allocation of Premiums.  You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums”). If your Contract was issued on or after May 1, 2004, you may not allocate premiums to the T. Rowe Price Mid-Cap Growth Subaccount.

•	The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

•	At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

Transfers.  You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Transfer Privilege”). If your Contract was issued on or after May 1, 2004, you may not transfer monies to the T. Rowe Price Mid-Cap Growth Subaccount.

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•	The minimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

•	Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

•	The Company waives fees for the first twelve transfers during a Contract Year.

•	The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

Partial Withdrawal.  You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Partial Withdrawals”). Certain partial withdrawals may be subject to a surrender charge (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Surrender.  You may surrender your Contract upon Written Notice on or before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Surrender”). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Death Benefit.  We will pay a death benefit if the Annuitant dies prior to the Retirement Date. If the Annuitant’s age on the Contract Date was less than 76, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greatest of:

(1)	the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

(2)	the Accumulated Value; or

(3)	the Performance Enhanced Death Benefit (PEDB) amount.

If the Annuitant’s age on the Contract Date was 76 or older, the death benefit equals the greater of (1) and (2) above.

See “DESCRIPTION OF ANNUITY CONTRACT—Death Benefit Before the Retirement Date—Death of an Annuitant” for descriptions of the Performance Enhanced Death Benefit and partial withdrawal reductions.

CHARGES AND DEDUCTIONS

Your Contract will be assessed the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge).  We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”).

Contract Year in Which Withdrawal Occurs	Charge as a Percentage of Amount Withdrawn
1	7%
2	6
3	5
4	4
5	3
6	2
7 and after	0

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In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

We reserve the right to waive the surrender charge as provided in the Contract. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Waiver of Surrender Charge.”)

Annual Administrative Charge.  We deduct an annual administrative charge of $40, on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see “CHARGES AND DEDUCTIONS—Annual Administrative Charge”). (For Contracts issued prior to May 1, 2006, the annual administrative fee is $30.) (This charge is guaranteed not to exceed $45.) We currently waive this charge:

•	on the Contract Date with an initial premium payment of $40,000 or greater, or

•	if your Accumulated Value is $40,000 or greater on your most recent Contract Anniversary. We may terminate this waiver at any time.

(If your Contract was issued prior to May 1, 2006, we will waive this charge on the Contract Date with an initial premium payment of $50,000 or greater, or if your Accumulated Value is $50,000 on your most recent Contract Anniversary.)

Transfer Processing Fee.  We may assess a $10 transfer processing fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)

Mortality and Expense Risk Charge.  We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.25% (approximately 0.86% for mortality risk and 0.39% for expense risk) (see “CHARGES AND DEDUCTIONS—Mortality and Expense Risk Charge”).

Incremental Death Benefit Rider.  We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.15% of Accumulated Value (0.30% of Accumulated Value for Annuitants with an issue age of 66-75). See “CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider.”

Investment Option Expenses.  The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled “Annual Investment Option Operating Expenses” lists these fees.

Risk of An Increase in Current Fees and Expenses.  Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

ANNUITY PROVISIONS

On your Retirement Date, you may choose to have the Accumulated Value distributed to you as follows:

•	under a payment option, or

•	in a lump sum (see “PAYMENT OPTIONS”).

FEDERAL TAX MATTERS

The Contract’s earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

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THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

Farm Bureau Life Insurance Company

The Company was incorporated on October 30, 1944 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies and annuity contracts. At December 31, 2005, Iowa Farm Bureau Federation owned shares of various classes representing 65.00% of the outstanding voting power of FBL Financial Group, Inc., which owns 100% of our voting shares. We are admitted to do business in 18 states: Arizona, Colorado, Idaho, Iowa, Kansas, Minnesota, Montana, Nebraska, Nevada, New Mexico, North Dakota, Oklahoma, Oregon, South Dakota, Utah, Washington, Wisconsin and Wyoming. Our Home Office is at 5400 University Avenue, West Des Moines, Iowa 50266.

Iowa Farm Bureau Federation

Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are county Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.

IMSA

The Company is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

Farm Bureau Life Annuity Account

On July 26, 1993, we established the Account pursuant to the laws of the State of Iowa. The Account:

•	will receive and invest premiums paid to it under the Contract;

•	will receive and invest premiums for other variable annuity contracts we issue;

•	is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

We own the Account’s assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account’s assets are available to cover the general liabilities of the Company only to the extent that the Account’s assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.

Investment Options

There are currently 40 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the

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Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.

American Century Investments.  American Century Investment Management, Inc. is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
VP Inflation Protection Bond Fund

•      This Fund seeks long-term total return. The Fund pursues this objective by using a strategy to protect against U.S. inflation by investing substantially all of its assets in investment-grade debt securities.

VP Mid Cap Value Fund	• This Fund seeks long-term capital growth. Its secondary goal is income. The Fund pursues its objective by investing in companies whose stock price may not reflect the companies’ value.
VP Ultra® Fund

•      This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP Value Fund	• This Fund seeks long-term growth. Its secondary goal is income. The Fund pursues its objective by investing in companies the investment adviser believes are undervalued at the time of purchase.
VP VistaSM Fund	• This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.

Dreyfus.  The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: International Equity Portfolio.

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Portfolio	Investment Objective(s) and Principal Investments
Dreyfus Variable Investment Fund: Appreciation Portfolio— Initial Share Class

•      This Portfolio seeks long-term capital growth consistent with preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus Variable Investment Fund: Developing Leaders Portfolio—Initial Share Class

•      This Portfolio seeks capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of companies the adviser believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests in small companies with market capitalizations of less than $2 billion at the time of purchase.

Dreyfus Variable Investment Fund: Disciplined Stock Portfolio—Initial Share Class

•      This Portfolio seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor’s 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks. The Portfolio focuses on stocks of large-cap companies.

Dreyfus Variable Investment Fund: Growth and Income Portfolio—Initial Share Class

•      This Portfolio seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, the Portfolio invests primarily in stocks of domestic and foreign issuers.

Dreyfus Variable Investment Fund: International Equity Portfolio—Initial Share Class

•      This Portfolio seeks capital growth. To pursue this goal, the Portfolio invests primarily in growth stocks of foreign companies. Normally, the Portfolio invests at least 80% of its assets in stocks, including common stocks and convertible securities, including those issued in initial public offerings.

Dreyfus Socially Responsible Growth Fund, Inc.—Service Share Class

•      This Fund seeks to provide capital growth; current income is a secondary goal. This Fund normally invests at least 80% of its assets in the common stocks of companies that meet, in the opinion of fund management, traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

EquiTrust Variable Insurance Series Fund.  EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Blue Chip Portfolio	• This Portfolio seeks growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its net assets in equity securities of well-capitalized, established companies.

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Portfolio	Investment Objective(s) and Principal Investments
High Grade Bond Portfolio

•      This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of its net assets in debt securities rated AAA, AA or A by Standard & Poor’s or Aaa, Aa or A by Moody’s Investors Service, Inc. and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

Managed Portfolio

•      This Portfolio seeks the highest level of total return through income and capital appreciation. The Portfolio pursues this objective through a fully managed investment policy consisting of investment in the following three market sectors: (i) common stocks and other equity securities; (ii) high grade debt securities and preferred stocks of the type in which the High Grade Bond Portfolio may invest; and (iii) money market instruments of the type in which the Money Market Portfolio may invest.

Money Market Portfolio

•      This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will pursue this objective by investing in high quality short-term money market instruments. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Strategic Yield Portfolio

•      This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio pursues these objectives by investing primarily in debt and income-bearing securities rated Baa or lower by Moody’s Investors Service, Inc. and/or BBB or lower by Standard & Poor’s, or in unrated securities of comparable quality (i.e., junk bonds). An investment in this Portfolio may entail greater than ordinary financial risk. (See the Fund prospectus “HIGHER RISK SECURITIES AND INVESTMENT STRATEGIES—Lower-Rated Debt Securities.”)

Value Growth Portfolio

•      This Portfolio seeks long-term capital appreciation. The Portfolio pursues this objective by investing primarily in equity securities of companies that the investment adviser believes have a potential to earn a high return on capital and/or in equity securities that the investment adviser believes are undervalued by the marketplace. Such equity securities may include common stock, preferred stock and securities convertible or exchangeable into common stock.

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Fidelity® Variable Insurance Products Funds.  Fidelity Management & Research Company serves as the investment adviser to these Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Contrafund® Portfolio

•      This Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio

•      This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies the adviser believes have above-average growth potential.

Fidelity VIP Growth & Income Portfolio

•      This Portfolio seeks high total return through a combination of current income and capital appreciation. The Portfolio normally invests the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the Portfolio may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.

Fidelity VIP High Income Portfolio

•      This Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity VIP Index 500 Portfolio

•      This Portfolio seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in S&P 500.

Fidelity VIP Mid Cap Portfolio

•      This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in common stocks.

Fidelity VIP Overseas Portfolio	• This Portfolio seeks long-term growth of capital. Normally, at least 80% of the Portfolio’s total assets will be invested in foreign equity securities. The Portfolio may also invest in U.S. issuers.

Franklin Templeton.  Franklin Advisers, Inc. serves as the investment adviser to the Franklin Real Estate, Small Mid-Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Real Estate Fund

•      This Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate sector.

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Portfolio	Investment Objective(s) and Principal Investments
Franklin Small Cap Value Securities Fund

•      This Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities. For this Fund, small cap companies are those with market capitalization values not exceeding $ 2.5 billion at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

Franklin Small Mid-Cap Growth Securities Fund

•      This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies (small cap) and mid capitalization (mid cap) companies. For this Fund, small cap companies are those with market capitalization values not exceeding $ 1.5 billion or the highest market capitalization value in the Russell 2000® Index, whichever is greater, at the time of purchase; and mid-cap companies are those with market capitalization values not exceeding $ 8.5 billion, at the time of purchase.

Franklin U.S. Government Fund

•      This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, and normally invests primarily in fixed and variable rate mortgage-backed securities, a substantial portion of which is Ginnie Maes.

Mutual Shares Securities Fund

•      This Fund seeks capital appreciation with income as a secondary goal. The Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.

Templeton Growth Securities Fund	• This Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

J.P. Morgan Series Trust II.  J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
JPMorgan Mid Cap Value Portfolio

•      The Portfolio seeks growth from capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of mid-cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $ 20 billion at the time of purchase.

JPMorgan Small Company Portfolio

•      This Portfolio seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity investments of small-cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase.

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Summit Pinnacle Series of Summit Mutual Funds, Inc. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Nasdaq-100® Index Portfolio

•      This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100® Index. The strategy employed is a passive strategy, where the Manager attempts to create a portfolio so that there is a strong correlation or relationship to that of a broad market index, such as the Nasdaq-100® Index. This passive strategy also attempts to keep transaction costs and portfolio turnover to an absolute minimum.

Russell 2000® Small Cap Index Portfolio

•      This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index. The strategy employed is a passive strategy, where the Manager attempts to create a portfolio so that there is a strong correlation or relationship to that of a broad market index, such as the Russell 2000® Index. This passive strategy also attempts to keep transaction costs and portfolio turnover to an absolute minimum.

S&P MidCap 400® Index Portfolio

•      This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index. The strategy employed is a passive strategy, where the Manager attempts to create a portfolio so that there is a strong correlation or relationship to that of a broad market index, such as the S&P MidCap 400® Index. This passive strategy also attempts to keep transaction costs and portfolio turnover to an absolute minimum.

T. Rowe Price Equity Series, Inc.  T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Equity Income Portfolio

•      This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend- paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation.

Mid-Cap Growth Portfolio*

•      This Portfolio seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks with the potential for above- average earnings growth. The investment adviser defines mid-cap companies as those whose market capitalization falls within the range of companies in either the Standard & Poor’s Mid-Cap 400 Index or the Russell Mid-Cap Growth Index.

          *The T. Rowe Price Mid-Cap Growth Portfolio is not available as an Investment Option for Contracts issued on or after May 1, 2004.

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Portfolio	Investment Objective(s) and Principal Investments
New America Growth Portfolio

•      This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today’s “new America”.

Personal Strategy Balanced Portfolio

•      This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds and 10% money market securities.

T. Rowe Price International Series, Inc.  T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
International Stock Portfolio	• This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the United States.

The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account’s investment in that Fund. (See the Fund prospectuses for more detail.)

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.05% to 0.25% of the annual average assets we hold in the Investment Options. In addition, EquiTrust Marketing Services, LLC, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options.

Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of

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another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

•	operate the Account as a management investment company under the 1940 Act,

•	deregister the Account under that Act in the event such registration is no longer required, or

•	combine the Account with our other separate accounts.

In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

Issuance of a Contract

You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of EquiTrust Marketing Services, LLC (“EquiTrust Marketing”). Your Contract Date will be the date the properly completed application is received at our Home Office. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) See “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums” for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We apply a maximum issue age of 85 for Annuitants (age 90 for Contracts issued prior to May 1, 2006).

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

Premiums

The minimum initial premium amount the Company will accept is $2,000 for Qualified Contracts and $5,000 for Non-Qualified Contracts. (The minimum initial premium amount is $1000 for both

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Qualified and Non-Qualified Contracts issued prior to May 1, 2006.) (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make minimum subsequent premium payments of $50 or more at any time during the Annuitant’s lifetime and before the Retirement Date. Premiums greater than $1,000,000 are subject to Company approval.

You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Home Office.

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

Free-Look Period

We provide for an initial “free-look” period during which time you have the right to return the Contract within 30 days after you receive it. If you return the Contract, it will become void and you will receive the greater of:

•	premiums paid, or

•	the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.

Allocation of Premiums

Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Home Office before 3:00 p.m. central time. If received on or after 3:00 p.m. central time, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. You must invest a minimum of 1% in each Investment Option. (The Company may, in its sole discretion, raise the minimum allocation requirement to 10% at any time.) All percentages must be in whole numbers.) If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

•	Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

•	At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

•

We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Home Office, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time for the premium to be

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allocated that Business Day. Premiums received at or after 3:00 p.m. central time will be allocated on the following Business Day.

•	You may change your allocation instructions at any time by sending Written Notice to our Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

•	You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

Because the Accumulated Values in each Subaccount will vary with that Subaccount’s investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

Variable Accumulated Value

The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract’s variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Accumulated Value.  Your Contract’s variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount’s unit value by the number of units allocated to that Subaccount.

Determination of Number of Units.  The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

•	any premiums paid, and

•	any amounts transferred from another Subaccount or the Declared Interest Option.

We will decrease the number of units in each Subaccount by:

•	any amounts withdrawn,

•	applicable charges assessed, and

•	any amounts transferred to another Subaccount or the Declared Interest Option.

Determination of Unit Value.  We have set the unit value for each Subaccount’s first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

(a)	is the net result of:

1.	the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

2.	the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

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3.	the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

4.	any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

5.	the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

(b)	is the number of units outstanding at the end of the preceding Valuation Period.

Transfer Privilege

You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed written request at our Home Office.

•	The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

•	Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

•	If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

•	The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

•	The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.) We process transfers at the unit values next determined after we receive your request at our Home Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

•	We allow an unlimited number of transfers among or between the available Subaccounts or the Declared Interest Option. (See “DECLARED INTEREST OPTION—Transfers from Declared Interest Option.”) If your Contract was issued on or after May 1, 2004, you may not transfer Accumulated Value to the T. Rowe Price Mid-Cap Growth Subaccount.

All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

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CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider’s or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.

Additional Limitations on Transfers.  When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option’s portfolio securities and the reflection of that change in the Investment Option’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option’s portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging, asset rebalancing or interest sweep programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. The restrictions that we would impose, would be to discontinue your telephone transfer privileges and to require you to make all transfer requests in writing through the U.S. Postal Service.

Please note that the limits and restrictions described here are subject to the Company’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by

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Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option’s policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners’ transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are “omnibus” orders from intermediaries such as retirement plans or insurance company separate accounts funding variable annuity contracts or variable insurance policies (“variable contracts”). The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies’ policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company’s ability to satisfy its contractual obligations to Owners.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or

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more of the Funds in the future and to provide information about your transaction activity to the Funds.

Partial Withdrawals and Surrenders

Partial Withdrawals.  You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

•	The minimum amount which you may partially withdraw is $500.

•	If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Home Office. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) Any applicable surrender charge will be deducted from your Accumulated Value. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Home Office.

Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of receipt of your original written request at our Home Office.

Surrender.  You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Home Office. This means that if we receive your Written Notice to surrender the Contract prior to 3:00 p.m. central time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract at or after 3:00 p.m. central time, we will calculate the Net Accumulated Value of your Contract as of 3:00 p.m. central time on the following Business Day.

You may choose to have the Net Accumulated Value distributed to you as follows:

•	under a payment option, or

•	in a lump sum.

Facsimile Requests.  You may request a partial withdrawal from or surrender of your Contract via facsimile.

•	Facsimile requests must be directed to 1-515-226-6844 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.

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•	A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

•	We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization be provided.

•	Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We treat facsimile requests as having been received based upon the time noted at the beginning of transmission.

•	A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

•	We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage or expense from complying with facsimile requests we reasonably believe to be authentic.

CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.

•	We reserve the right to deny any transaction request made by facsimile.

We may terminate this privilege at any time.

Surrender and Partial Withdrawal Restrictions.  Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See “FEDERAL TAX MATTERS—Taxation of Annuities” and “—Taxation of Qualified Contracts.”

Transfer and Withdrawal Options

You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Home Office. The options selected will remain in effect until we receive a written termination request from you at our Home Office.

Automatic Rebalancing.  We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Contract’s then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

•	Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

•	This feature is free and is not considered in the twelve free transfers during a Contract Year.

•	This feature cannot be utilized in combination with the dollar cost averaging program.

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Dollar Cost Averaging.  You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

To participate in the dollar cost averaging program, you must place at least $1,200 in a single “source account.” Each month, we will automatically transfer equal amounts from the source account to your designated “target accounts.”

•	The minimum amount of each transfer is $100.

•	Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not make transfers to the T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program.

•	You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

•	We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Home Office.

•	This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

•	This feature is free and cannot be utilized in combination with the automatic rebalancing, or systematic withdrawal programs.

Systematic Withdrawals.  You may elect to receive automatic partial withdrawals.

•	You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

•	You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

•	The minimum amount which you may withdraw is $100.

•	The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

•	After the first Contract Year, you may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) See “CHARGES AND

DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”

•	Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

•	Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

•	You may change the amount and frequency upon written request to our Home Office.

•	This feature cannot be utilized in combination with the dollar cost averaging program.

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Interest Sweep.  You may elect to participate in an interest sweep program. The interest sweep program is designed to automatically transfer interest earnings from the Declared Interest Option to one or more Subaccounts on your Contract Anniversary.

•	You must have at least $5,000 in the Declared Interest Option to establish the interest sweep program.

•	The maximum number of Subaccounts which you may select to receive interest earnings at any one time is ten. If you do not specify the allocation of interest earnings among the Subaccounts, we will transfer interest earnings to the designated Subaccounts in accordance with your then-effective premium allocation instructions. If your Contract was issued on or after May 1, 2004, you may not transfer interest earnings to the T. Rowe Price Mid-Cap Growth Subaccount.

•	We will terminate this option upon receipt of a written request at our Home Office.

•	This feature is free and is not considered in the twelve free transfers during a Contract Year.

•	We reserve the right to discontinue the interest sweep program if your balance in the Declared Interest Option is less than $5,000.

The interest sweep program may not be available in all states.

We may terminate the Automatic Rebalancing, Dollar Cost Averaging, Systematic Withdrawal and Interest Sweep privileges at any time.

Death Benefit Before the Retirement Date

Death of Owner.  If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner (except under certain Qualified Contracts). If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern.

If the surviving Owner or the new Owner is not the spouse of the deceased Owner:

•	the Beneficiary may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner’s death, or

•	the Beneficiary may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner’s death and with payments being made over the lifetime of the Beneficiary, or over a period that does not exceed the life expectancy of the Beneficiary.

Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner’s death until the date that the Net Accumulated Value is paid.

In the case of a non-natural Owner of the Contract, the death of the Annuitant shall be treated as the death of the Owner.

Other rules may apply to a Qualified Contract.

Death of an Annuitant.  If the Annuitant dies prior to the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution

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instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner’s estate.

If the Annuitant’s age on the Contract Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

•	the sum of the premiums paid, less the sum of all partial withdrawl reductions (defined below) (including applicable surrender charges);

•	the Accumulated Value; or

•	the Performance Enhanced Death Benefit (PEDB) amount.

On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calculate the PEDB amount: (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant’s date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reductions; or (2) the then current Accumulated Value.

We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the Annuitant’s 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

If the Annuitant’s age on the Contract Date was 76 or older, the Death Benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

•	the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

•	the Accumulated Value.

A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

(a) is the death benefit immediately prior to withdrawal;

(b) is the amount of the partial withdrawal (including applicable surrender charges); and

(c) is the Accumulated Value immediately prior to withdrawal.

We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant’s death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

•	payments under the option begin within 1 year of the Annuitant’s death, and

•	payments under the option are payable over the Beneficiary’s life or over a period not greater than the Beneficiary’s life expectancy.

If the Owner’s spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

Other rules may apply to a Qualified Contract.

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Incremental Death Benefit Rider.  The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. (This rider may not be available in all states. If available in your state, you may only elect the rider at issue if you are 65 or younger. A registered representative can provide information on the availability of this rider.) If you elect this rider, we will deduct 0.15% of your Contract’s Accumulated Value on each Contract Anniversary (0.30% of your Contract’s Accumulated Value for Annuitants with an issue age of 66-75) (see “CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider”).

If the Annuitant’s age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

(a) is the Accumulated Value; and

(b) is the sum of all premium payments less the sum of all partial withdrawals.

The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

The following example demonstrates how the Incremental Death Benefit works. It is based on hypothetical values and is not reflective of past or future performance of the Investment Options in the Contract.

Date	Total Premiums Paid	Accumulated Value	Gain	Death Benefit	Incremental Death Benefit
5/1/2007	$100,000	$100,000	$ 0	$100,000	$ 0
5/1/2027	$100,000	$450,000	$350,000	$450,000	$50,000

If we receive Due Proof of Death on May 1, 2027, and there were no partial withdrawals made prior to the Annuitant’s death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

Proceeds on the Retirement Date

You select the Retirement Date. There is no minimum age required for the Annuitant to establish a Retirement Date. However, for Non-Qualified Contracts, the Retirement Date may be no later than the Annuitant’s age 80 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date may be no later than the Annuitant’s age 70 1/2 or such other date as meets the requirements of the Code.

On the Retirement Date, we will apply the proceeds attributable to the Declared Interest Option under a life income fixed annuity payment option with ten years guaranteed and the proceeds attributable to the Subaccounts under a life income variable annuity with payments guaranteed for ten years, unless you choose to have the proceeds paid under another option or in a lump sum. (See “PAYMENT OPTIONS.”) If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

If the Annuitant dies before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

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You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:

•	we must receive Written Notice at the Home Office at least 30 days before the current Retirement Date;

•	the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

•	the requested Retirement Date must be no later than the Annuitant’s 99th birthday or any earlier date required by law.

Payments

We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Home Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

•	the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

•	the SEC permits by an order the postponement for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account’s net assets not reasonably practicable.

If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

Electronic Transactions

You are entitled to change the allocation of your Subaccount selection or transfer monies among the Subaccounts electronically, to the extent available. We cannot guarantee that you will always be able to reach us to complete an electronic transaction; for example, our website may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or the internet may be out of service during severe weather conditions or other emergencies. If you are experiencing problems, you should send your Written Notice to our Home Office via mail or facsimile. Transaction instructions will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We will provide you confirmation of each electronic transaction.

We have established procedures reasonably designed to confirm that instructions communicated electronically are genuine. These procedures may require any person requesting an electronic transaction to provide certain personal identification upon our request. We reserve the right to deny any

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transaction request made electronically. You are authorizing us to accept and to act upon instructions received electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor the Fund, or any of their trustees or officers will be liable for any loss, liability, cost or expense (including attorney’s fees) in connection with requests that we believe to be genuine. This policy means that provided we comply with our procedures, you will bear the risk of loss arising out of the electronic transaction privileges of your Contract.

Modification

You may modify your Contract only if one of our officers agrees in writing to such modification.

Upon notification to you, we may modify your Contract if:

•	necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

•	necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

•	necessary to reflect a change in the operation of the Account; or

•	the modification provides additional Subaccount and/or fixed accumulation options.

We will make the appropriate endorsement to your Contract in the event of most such modifications.

Reports to Owners

We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

Inquiries

You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

Change of Address

We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

In compliance with specific state insurance regulations, the Declared Interest Option is not available in the state of Utah.

The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the “1933 Act”), and neither the Declared Interest Option nor the Company’s General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company’s General Account, the Declared Interest Option, nor any interests

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therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of your Accumulated Value allocated to the Declared Interest Option (the “Declared Interest Option accumulated value”) will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company’s general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company.

You, therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option accumulated value.

Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

Calculation of Declared Interest Option Accumulated Value.  The Declared Interest Option accumulated value is equal to:

•	amounts allocated and transferred to the Declared Interest Option, plus

•	interest credited, less

•	amounts deducted, transferred or withdrawn.

Transfers from Declared Interest Option

You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

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CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

Charge for Partial Withdrawal or Surrender.  We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years.

Contract Year in Which Withdrawal Occurs	Charge as Percentage of Amount Withdrawn
1	7%
2	6
3	5
4	4
5	3
6	2
7 and after	0

If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

Amounts Not Subject to Surrender Charge.  In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge (the “10% withdrawal privilege”). (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawal(s) in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.

Surrender Charge at the Retirement Date.  We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive fixed annuity payment option A or C or a variable annuity payment option. If you elect fixed annuity payments under payment options B or D, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.

Waiver of Surrender Charge.  You may make a partial withdrawal or surrender under the Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is totally disabled. Surrender charges will be waived if you are required to satisfy minimum distribution requirements in accordance with the Code. We must receive written notification, before the Retirement Date, at our Home Office in order to activate this waiver.

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Annual Administrative Charge

We currently apply an annual administrative charge of $40 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (For Contracts issued prior to May 1, 2006, the annual administrative charge is $30.) (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

We currently waive the annual administrative charge as follows:

•	on the Contract Date with an initial premium payment of $40,000 or greater, or

•	if your Accumulated Value is $40,000 or greater on your most recent Contract Anniversary.

(If your Contract was issued prior to May 1, 2006, we will waive this charge on the Contract Date with an initial premium payment of $50,000 or greater, or if your Accumulated Value is $50,000 on your most recent Contract Anniversary.) We may terminate this waiver at any time.

Transfer Processing Fee

We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a charge of $10 for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee. (This charge is guaranteed not to exceed $25.)

Mortality and Expense Risk Charge

We apply a daily mortality and expense risk charge at an annual rate of 1.25% (daily rate of 0.0034035%) (approximately 0.86% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

Incremental Death Benefit Rider

We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.15% of Accumulated Value (0.30% of Accumulated Value for Annuitants with an issue age of 66-75). We deduct the charge on each Contract Anniversary. We deduct this charge from each Subaccount and/or Declared Interest Option based on each Investment Option’s proportional amount of Accumulated Value.

Investment Option Expenses

The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

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Premium Taxes

Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

Other Taxes

Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS

The accumulation phase of your Contract ends on the Retirement Date you select (see “DESCRIPTION OF ANNUITY CONTRACT—Proceeds on the Retirement Date”). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. (You may choose a lump sum payment under a Living Tradition Account™ (“LTA”). The LTA is similar to a checking account, except it is not FDIC insured, but is backed by the claims-paying ability of the Company. The LTA is part of our General Account and is subject to the claims of our creditors. We receive a benefit from all amounts left in the LTA. We pay interest on proceeds held in the LTA).

Should you not elect a payment option on the Retirement Date, proceeds attributable to the Declared Interest Option will be paid as a life income fixed annuity with payments guaranteed for ten years and proceeds attributable to the Subaccounts will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a payment option agreement to be issued for the payment option. The payment option agreement will show the rights and benefits of the payee(s) under the payment option selected.

You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts and/or Fixed Interest Option to which we will apply your proceeds.

The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

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Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.

Options 1 and 4 may not satisfy the minimum required distribution rules for Qualified Contracts. Please consult a tax advisor.

Description of Payment Options

Fixed Payment Options:

Option A—Proceeds Left at Interest.  The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

Option B—Payment For a Designated Number of Years.  The proceeds are paid in equal installments for a fixed number of years.

Option C—Payment of Life Income.  The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee’s lifetime with the guarantee that payments will be made for a specified number of years.

Option D—Payment of a Designated Amount.  The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

Variable Payment Options:

Option I—Payment of Life Income.  The proceeds are paid in varying amounts (at monthly, quarterly, semi-annual or annual intervals elected by the payee) during the payee’s lifetime with the guarantee that payments will be made for a specified number of years.

Option II—Payment of Joint and Survivor Life Income.  The proceeds are paid in varying installments while one or both payees live.

Alternate Payment Options:

The Company may make available alternative payment options.

Election of Payment Options and Annuity Payments

While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant’s death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.

We will initiate an election, revocation or change of a payment option upon receipt of your Written Notice at our Home Office.

We have provided a brief description of the available payment options above. The term “effective date” means the date as of which the proceeds are applied to a payment option. The term “payee” means a person who is entitled to receive payment under a payment option.

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Fixed Annuity Payments.  Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

•	the form and duration of the payment option chosen,

•	the payee’s age and sex,

•	the amount of proceeds applied to purchase the fixed annuity payments, and

•	the applicable annuity purchase rate.

We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

We reserve the right to refuse the election of a payment option, and to make a lump sum payment to the payee if:

•	the total proceeds would be less than $2,000;

•	the amount of each payment would be less than $20; or

•	the payee is an assignee, estate, trustee, partnership, corporation or association.

Under Option A, proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option D, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

By written request, the payee may make a full surrender of the payments remaining in fixed payment options A, B and D. We also allow partial withdrawals of the dollar amounts allocated to fixed payment options A and D. The surrender value is equal to the proceeds allocated to a fixed payment option plus any previously credited interest minus the amount of any annuity payments, partial withdrawals and applicable charges. We do not allow a full surrender or partial withdrawals under fixed payment option C.

Variable Annuity Payments.  Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options I and II. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:

•	the dollar amount of proceeds being applied to a payment option

•	the payment option selected

•	the age and sex of the Annuitant and

•	the assumed interest rate used in the variable payment option tables (4% per year).

We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time) by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

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An “annuity unit” is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see “Variable Payment Options—Transfer of Annuity Units” below).

We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a)	is the annuity unit value for the immediately preceding Valuation Period;

(b)	is the net investment factor for that Valuation Period (described below); and

(c)	is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

(x) is the net result of:

1.	the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

2.	the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

3.	the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

4.	any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount;

(y)	is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

(z)	is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

For variable annuity payments, we reserve the right to:

•	refuse the election of a payment option if total proceeds are less than $2,500;

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•	refuse to make payments of less than $50 each; or

•	make payments at less frequent intervals if payments will be less than $50 each.

Variable Payment Options—Transfer of Annuity Units.  By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based on the time noted at the beginning of the transmission.

On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

Variable Payment Options—Surrenders.  Upon Written Notice, a payee may make a full surrender of the payments remaining in the guarantee period of a variable payment option and receive the surrender value. We allow full surrenders from variable payment options only during the period in which we guarantee variable annuity payments for a specified number of years. We do not allow any partial withdrawals of the dollar amounts allocated to a variable payment option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable payment option.

The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. This means that if we receive your written request to surrender prior to 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your written request to surrender at or after 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

Please refer to APPENDIX A for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option’s total operating expenses. (See the accompanying Investment Option prospectuses.)

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The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one-, five- and ten-year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

Each Investment Option’s yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. (“Lipper”) and the Variable Annuity Research Data Service (“VARDS”) are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

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Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor’s Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio’s investment experience is positive.

FEDERAL TAX MATTERS

The following discussion is general and is not intended as tax advice

Introduction

This discussion is based on the Company’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

A Contract may be purchased on a non-qualified basis (“Non-Qualified Contract”) or purchased and used in connection with plans qualifying for favorable tax treatment (“Qualified Contract”). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the “Code”). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company’s tax status. In addition, an individual must satisfy certain requirements in connection with:

•	purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

•	receiving distributions from a Qualified Contract in order to continue to receive favorable tax treatment.

Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contract

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

Diversification Requirements.  Section 817(h) of the Code provides that separate account investments must be “adequately diversified” in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account,

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through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

Owner Control.  In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

Required Distributions.  In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

•	if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

•	if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner’s death. An Owner’s designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Taxation of Annuities

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General.  Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Non-Natural Owner.  A non-natural Owner of an annuity Contract generally must include any excess of cash value over the “investment in the contract” as income during the taxable year.

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However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

•	the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

•	the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

•	the Contract is issued in connection with certain Qualified Plans;

•	the Contract is purchased by an employer upon the termination of certain Qualified Plans;

•	the Contract is used in connection with a structured settlement agreement; or

•	the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Complete Surrenders.  Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant’s total accrued benefit or balance under the retirement plan. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments.  Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

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Taxation of Death Benefit Proceeds.  Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

•	if distributed under a payment option, they are taxed in the same way as annuity payments.

For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

Penalty Tax on Certain Withdrawals.  In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

•	attributable to the taxpayer becoming disabled;

•	as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

•	made under certain annuities issued in connection with structured settlement agreements;

•	made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

•	any payment allocable to an investment (including earnings thereon) made before

August 14, 1982 in a contract issued before that date.

Other tax penalties may apply to certain distributions under a Qualified Contract. Contract owners should consult their tax adviser.

Account Charges.  It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the Contract.

Transfers, Assignments or Exchanges of a Contract

Certain tax consequences may result upon:

•	a transfer of ownership of a Contract,

•	the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

•	the selection of certain Retirement Dates, or

•	the exchange of a Contract.

An Owner contemplating any of these actions should consult their tax adviser.

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Withholding

Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner’s tax status. The Owner generally can elect not to have withholding apply.

Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An “eligible rollover distribution” is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the Owner chooses a “direct rollover” from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, IRA or governmental section 457 plan that agrees to separately account for rollover contributions.

Multiple Contracts

All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

Taxation of Qualified Contracts

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

•	contributions in excess of specified limits;

•	distributions prior to age 59 1/2 (subject to certain exceptions);

•	distributions that do not conform to specified commencement and minimum distribution rules; and

•	other specified circumstances.

Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and

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403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner’s (or plan participant’s) lifetime.

If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans.  Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities.  Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code for the year, or 100% of the amount of compensation includible in the Owner’s gross income for the year, and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.

SEP IRAs.  Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs.  Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions

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prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs.  Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

•	before age 59 1/2 (subject to certain exceptions), or

•	during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Tax Sheltered Annuities.  Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee’s retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

•	elective contributions made in years beginning after December 31, 1988;

•	earnings on those contributions; and

•	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon:

•	death of the employee,

•	attainment of age 59 1/2,

•	severance of employment,

•	disability, or

•	financial hardship.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Death Benefits.  The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Restrictions under Qualified Contracts.  Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Possible Charge for the Company’s Taxes

The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting

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from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

Other Tax Consequences

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.

Federal Estate Taxes.  While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

Generation-skipping Transfer Tax.  Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico.  The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations.  The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with our affiliate, EquiTrust Marketing Services, LLC (“EquiTrust Marketing”) for the distribution and sale of the Contracts. EquiTrust Marketing may sell the Contracts through its registered representatives.

EquiTrust Marketing receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Dreyfus Socially Responsible Growth Fund; Fidelity Variable Insurance Products Fund, VIP High Income Portfolio and VIP Mid Cap Portfolio; and Franklin Real Estate Fund, Franklin Small Cap Value Securities Fund, Franklin Small Mid-Cap Growth Securities Fund, Franklin U.S. Government Fund, Mutual Shares Securities

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Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares. EquiTrust Marketing also receives annual compensation of $100 per registered representative from us for acting as principal underwriter.

We pay commissions to EquiTrust Marketing for the sale of the Contracts by its registered representatives. The maximum commissions payable for Contract sales will be 4% of the premiums paid under a Contract during each Contract Year. Managers of EquiTrust Marketing’s registered representatives may also receive commission overrides of up to 30% of the registered representatives’ commissions. We also pay other distribution expenses such as production incentive bonuses, agents’ insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under “CHARGES AND DEDUCTIONS.”

EquiTrust Marketing passes through all commissions it receives to its registered representatives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their managers), agent’s insurance and pension benefits, agency expense allowances, advertising expenses and all other expenses of distributing the Contracts.

Because registered representatives of EquiTrust Marketing are also insurance agents of the Company, they and their managers are also eligible for various cash benefits such as bonuses, insurance benefits and financing arrangements, such as loans and advances, and non-cash compensation items that we may provide jointly with EquiTrust Marketing. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, EquiTrust Marketing’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. EquiTrust Marketing’s registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

Under the Public Disclosure Program, the NASD provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD’s toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.

LEGAL PROCEEDINGS

The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of EquiTrust Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

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VOTING RIGHTS

To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.

The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter.

FINANCIAL STATEMENTS

The audited consolidated balance sheets of the Company as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2005 and the financial statement schedules, as well as the related reports of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2005 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.

The Company’s financial statements should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

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APPENDIX A

Calculating Variable Annuity Payments

The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a payment option agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a hypothetical supplemental agreement issued for proceeds from a hypothetical Contract.

What the Chart Illustrates.  The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment option agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.

Hypothetical Rates of Return.  The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.02%, 6.04%, 9.02%, and 12.00%. Net of all expenses, these constant returns are: (2.04)%, 0.98%, 4.00%, 6.98%, and 9.96%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.79% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 7. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Subaccount’s average daily net assets.

The first monthly variable annuity payments depicted in the chart are based on a hypothetical payment option agreement and hypothetical investment results and are not projections or indications of future results. The Company does not guarantee or even suggest that any Subaccount, Contract or agreement issued by it would generate these or similar monthly payments for any period of time. The chart is for illustration purposes only and does not represent future variable annuity payments or future investment returns. The first variable annuity payment in each year under an actual payment option agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount’s investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and the life of the payee. See the Prospectus section titled “PAYMENT OPTIONS—Election of Payment Options and Annuity Payments.”

Assumptions on Which the Hypothetical Payment Option Agreement and Contract are Based.   The chart reflects a hypothetical payment option agreement and Contract. These, in turn, are based on the following assumptions:

•	The hypothetical Contract is a Non-Qualified Contract

•	The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

•	The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount

•	The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.02%, 6.04%, 9.02%, and 12.00%

•	Assumed Interest Rate is 4% per year

•	The payee elects to receive monthly variable annuity payments

•	The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see “PAYMENT OPTIONS.”

Assumed Interest Rate.  Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see “PAYMENT OPTIONS.”

The $1,000 Initial Monthly Variable Annuity Payment.  The hypothetical payment option agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

•	the amount of proceeds applied

•	the annuity payment option selected

•	the annuity purchase rates in the supplemental agreement on the effective date

•	the Assumed Interest Rate under the supplemental agreement on the effective date the age of the payee in most cases, the sex of the payee

For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual payment option agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see “PAYMENT OPTIONS.” For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

Initial Monthly Payments for Each Year Shown, Assuming a Constant Rate of Return under Alternative Investment Scenarios

Contract Year	0.00% Gross –2.04% Net	3.02% Gross 0.98% Net	6.04% Gross 4.00% Net	9.02% Gross 6.98% Net	12.00% Gross 9.96% Net
1	$1,000	$1,000	$1,000	$1,000	$1,000
2	942	971	1,000	1,029	1,057
3	887	943	1,000	1,058	1,118
4	836	915	1,000	1,088	1,182
5	787	889	1,000	1,120	1,250
6	741	863	1,000	1,152	1,321
7	698	838	1,000	1,185	1,397
8	658	814	1,000	1,219	1,477
9	620	790	1,000	1,254	1,562
10	584	767	1,000	1,290	1,651
11	550	745	1,000	1,326	1,746
12	518	723	1,000	1,364	1,846
13	488	702	1,000	1,404	1,952
14	459	682	1,000	1,444	2,064
15	433	662	1,000	1,485	2,182
16	408	643	1,000	1,528	2,307
17	384	624	1,000	1,571	2,439
18	362	606	1,000	1,617	2,579
19	341	588	1,000	1,663	2,727
20	321	571	1,000	1,710	2,883
21	302	555	1,000	1,759	3,048
22	285	539	1,000	1,810	3,223
23	268	523	1,000	1,862	3,407
24	253	508	1,000	1,915	3,603
25	238	493	1,000	1,970	3,809

APPENDIX B

Condensed Financial Information

The Account commenced operations on December 13, 1993; however, this Contract was not available until August 29, 2002. The following information reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year
Blue Chip
2002	$18.042608	$17.427981	1,610,767.554976
2003	17.427981	21.637114	1,580,127.067093
2004	21.637114	22.667069	1,580,441.781974
2005	22.667069	22.900018	1,436,669.519897
High Grade Bond
2002	16.349482	16.711995	852,596.616078
2003	16.711995	17.402442	861,472.193432
2004	17.402442	17.926161	914,545.998455
2005	17.926161	18.175385	1,066,677.830300
Managed
2002	16.169527	16.593129	1,313,017.993112
2003	16.593129	20.114070	1,329,756.309732
2004	20.114070	21.570415	1,416,022.441611
2005	21.570415	22.270721	1,636,807.017230
Money Market
2002	13.169527	13.159560	305,120.304765
2003	13.159560	13.065095	193,303.117202
2004	13.065095	12.999106	157,518.890696
2005	12.999106	13.160566	198,896.623665
Strategic Yield
2002	16.032578	16.095720	680,587.396395
2003	16.095720	17.800216	698,444.986022
2004	17.800216	19.152712	777,832.342561
2005	19.152712	19.534940	946,301.554356
Value Growth
2002	10.707058	10.673679	1,295,950.075399
2003	10.673679	13.777277	1,258,388.893874
2004	13.777277	15.177210	1,244,447.172253
2005	15.177210	15.952241	1,196,829.590351
Contrafund
2002	8.462573	8.217540	972,461.894169
2003	8.217540	10.427766	1,049,617.411556
2004	10.427766	11.893682	1,185,002.185467
2005	11.893682	13.738017	1,519,977.558101

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year
Growth
2002	$6.538470	$6.185970	1,768,555.037274
2003	6.185970	8.117079	1,882,332.440055
2004	8.117079	8.287473	1,973,691.038755
2005	8.287473	8.660262	1,912,086.397287
Fidelity Growth & Income
2002	7.406093	7.221656	627,239.062098
2003	7.221656	8.828510	692,382.850789
2004	8.828510	9.224800	717,040.515098
2005	9.224800	9.807161	670,368.036736
High Income
2002	9.730637	10.456055	52,502.703315
2003	10.456055	13.091299	93,420.697271
2004	13.091299	14.143074	154,734.492966
2005	14.143074	14.292055	226,889.475308
Index 500
2002	6.849657	6.576322	1,357,049.940524
2003	6.576322	8.340797	1,521,804.637034
2004	8.340797	9.112364	1,693,652.916222
2005	9.112364	9.434422	1,865,526.577104
Mid Cap
2002	9.762224	9.417710	124.984.523800
2003	9.417710	12.861559	203,388.626202
2004	12.861559	15.836592	331,870.957971
2005	15.836592	18.461440	509,579.775591
Overseas
2002	6.967130	6.417476	371,133.239031
2003	6.417476	9.087609	399,885.928406
2004	9.087609	10.199563	453,901.729322
2005	10.199563	11.993411	497,328.561330
Equity Income
2002	9.312397	9.060531	278,784.326860
2003	9.060531	11.231309	399,555.250686
2004	11.231309	12.748144	574,473.310409
2005	12.748144	13.085118	906,438.077176
International Stock
2002	6.611415	6.354290	226,602.990441
2003	6.354290	8.191659	241,382.835825
2004	8.191659	9.204962	269,908.101991
2005	9.204962	10.550069	294,603.302743

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year
Mid-Cap Growth
2002	$9.644718	$9.452791	655,865.050521
2003	9.452791	12.922058	700,657.785217
2004	12.922058	15.104595	732,302.967766
2005	15.104595	17.118449	717,847.485985
New America Growth
2002	5.929945	5.810834	454,992.990023
2003	5.810834	7.754698	512,697.650692
2004	7.754698	8.492827	557,630.338495
2005	8.492827	8.763680	589,610.576172
Personal Strategy Balanced
2002	9.454421	9.346948	866,024.053175
2003	9.346948	11.522164	958,928.619520
2004	11.522164	12.836993	1,088,257.565579
2005	12.836993	13.494333	1,264,865.844476
VP Ultra
2002	8.902751	8.336414	45,744.197491
2003	8.336414	10.284170	93,840.883825
2004	10.284170	11.241774	163,290.213083
2005	11.241774	11.343728	201,597.920280
VP Vista
2002	8.771194	8.042978	25,706.455981
2003	8.042978	11.298745	50,074.912684
2004	11.298745	12.902780	137,087.098324
2005	12.902780	13.781495	204,304.728934
Appreciation
2002	9.131583	8.673357	51,576.288092
2003	8.673357	10.379911	120,858.798892
2004	10.379911	10.768764	162,843.653236
2005	10.768764	11.101644	232,766.972416
Developing Leaders
2002	9.424087	8.996053	79,879.120887
2003	8.996053	11.702012	141,920.940605
2004	11.702012	12.869112	216,037.980008
2005	12.869112	13.448538	278,594.922321
Disciplined Stock
2002	8.516425	7.997696	14,290.611341
2003	7.997696	9.757912	30,418.181632
2004	9.757912	10.396008	50,327.670076
2005	10.396008	10.910923	55,492.183158

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year
Dreyfus Growth and Income
2002	$8.260440	$7.899624	44,355.620464
2003	7.899624	9.875674	86,669.940919
2004	9.875674	10.481966	122,297.675102
2005	10.481966	10.699922	146,426.259602
International Equity
2002	9.656457	9.007166	15,471.276510
2003	9.007166	12.712747	31,202.543437
2004	12.712747	15.642764	58,548.993859
2005	15.642764	17.730345	109,579.695704
Socially Responsible Growth
2002	7.983029	7.451791	19,331.740742
2003	7.451791	9.255543	32,198.852724
2004	9.255543	9.684021	43,959.901006
2005	9.684021	9.885311	59,040.691124
Real Estate(1)
2003	10.000000	12.267727	30,826.130840
2004	12.267727	15.972053	214,840.246852
2005	15.972053	17.902692	499,738.099639
Small Mid-Cap Growth
2002	8.129882	10.260406	62,358.293636
2003	10.260406	11.036212	83,187.770206
2004	11.036212	12.151351	140,340.183610
2005	12.151351	12.576689	178,905.450513
Small Cap Value Securities
2002	10.411033	8.140753	62,412.826636
2003	8.140753	13.390742	86,632.334659
2004	13.390742	16.367694	134,507.246812
2005	16.367694	17.584590	196,370.385184
US Government
2002	10.513845	10.724146	170,609.335566
2003	10.724146	10.826393	250,010.737575
2004	10.826393	11.064167	309,027.256321
2005	11.064167	11.190813	378,068.420641
Mutual Shares Securities
2002	9.409493	9.119383	72,114.962721
2003	9.119383	11.272950	111,246.998274
2004	11.272950	12.540621	148,443.929345
2005	12.540621	13.694013	204,656.918882
Growth Securities
2002	9.434426	8.705828	68,682.396135
2003	8.705828	11.361998	119,581.369688
2004	11.361998	13.020637	185,608.768414
2005	13.020637	14.000335	295,211.863926

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year
Mid-Cap Value
2002	$9.762224	$10.725810	84,666.383696
2003	10.725810	13.733442	133,121.710494
2004	13.733442	16.421815	187,455.242883
2005	16.421815	17.714743	291,410.292253
Small Company
2002	9.302363	8.885050	27,272.135339
2003	8.885050	11.934221	52,086.049976
2004	11.934221	14.991059	85,462.569842
2005	14.991059	15.312765	160,211.008443
NASDAQ-100 Index
2002	8.229573	8.418052	113,052.642227
2003	8.418052	12.359273	239,917.950255
2004	12.359273	13.438085	353,670.013401
2005	13.438085	13.444744	420,790.026477
Russell 2000 Small Cap Index
2002	9.838518	9.546605	87,644.353676
2003	9.546605	13.788526	174,050.430941
2004	13.788526	16.030299	283,079.674665
2005	16.030299	16.469199	423,314.011249
S&P MidCap 400 Index
2002	10.412085	10.017150	140,545.206010
2003	10.017150	13.332427	249,852.732391
2004	13.332427	15.244220	362,109.545747
2005	15.244220	16.856168	503,542.404491

(1)	Available May 1, 2003.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants

Farm Bureau Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Farm Bureau Life Annuity Account, comprising the Ultra, Vista, Appreciation, Developing Leaders, Disciplined Stock, Dreyfus Growth & Income, International Equity, Socially Responsible Growth, Blue Chip, High Grade Bond, Managed, Money Market, Strategic Yield, Value Growth, Contrafund, Growth, Fidelity Growth & Income, High Income, Index 500, Mid-Cap, Overseas, Franklin Real Estate, Franklin Small Cap Value Securities, Franklin Small-Mid Cap Growth Securities (formerly Franklin Small Cap), Franklin U.S. Government, Mutual Shares Securities, Templeton Growth Securities, Mid-Cap Value, Small Company, NASDAQ 100 Index, Russell 2000 Small Cap Index, S&P MidCap 400 Index, Equity Income, Mid-Cap Growth, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the Farm Bureau Life Annuity Account at December 31, 2005, and the results of their operations and changes in their net assets for the periods described above in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 31, 2006

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities

December 31, 2005

	American Century Variable Portfolios, Inc.		Dreyfus Variable Investment Fund
	Ultra Subaccount	Vista Subaccount	Appreciation Subaccount	Developing Leaders Subaccount	Disciplined Stock Subaccount	Dreyfus Growth & Income Subaccount	International Equity Subaccount
Assets
Investments in shares of mutual funds, at market	$2,286,872	$2,815,625	$2,584,096	$3,746,694	$605,471	$1,566,750	$1,942,886
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	—	—	6,314
Receivable for investments sold	2,345	2,868	2,061	4,675	621	1,584	—

Total Assets	2,289,217	2,818,493	2,586,157	3,751,369	606,092	1,568,334	1,949,200

Liabilities
Payable to Farm Bureau Life Insurance Company	2,345	2,868	2,061	4,675	621	1,584	—
Payable for investments purchased	—	—	—	—	—	—	6,314

Total Liabilities	2,345	2,868	2,061	4,675	621	1,584	6,314

Net assets	$2,286,872	$2,815,625	$2,584,096	$3,746,694	$605,471	$1,566,750	$1,942,886

Net assets
Accumulation units	$2,286,872	$2,815,625	$2,584,096	$3,746,694	$605,471	$1,566,750	$1,942,886
Contracts in annuitization period	—	—	—	—	—	—	—

Total net assets	$2,286,872	$2,815,625	$2,584,096	$3,746,694	$605,471	$1,566,750	$1,942,886

Investments in shares of mutual funds, at cost	$2,053,245	$2,456,449	$2,462,123	$3,168,293	$539,814	$1,373,080	$1,603,415
Shares of mutual fund owned	220,315.22	194,315.02	69,633.42	85,229.63	27,224.41	71,803.37	118,396.45

Accumulation units outstanding	201,597.92	204,304.73	232,766.97	278,594.92	55,492.18	146,426.26	109,579.70
Accumulation unit value	$11.34	$13.78	$11.10	$13.45	$10.91	$10.70	$17.73

Annuitized units outstanding	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities (continued)

	Dreyfus Socially Responsible Growth Fund, Inc.	EquiTrust Variable Insurance Series Fund	EquiTrust Variable Insurance Series Fund
	Socially Responsible Growth Subaccount	Blue Chip Subaccount	High Grade Bond Subaccount	Managed Subaccount	Money Market Subaccount	Strategic Yield Subaccount	Value Growth Subaccount
Assets
Investments in shares of mutual funds, at market	$583,636	$32,899,758	$19,387,280	$36,452,873	$2,617,592	$18,485,944	$19,092,114
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	342,263	—	—
Receivable for investments sold	532	32,489	29,035	44,844	—	26,278	18,708

Total Assets	584,168	32,932,247	19,416,315	36,497,717	2,959,855	18,512,222	19,110,822

Liabilities
Payable to Farm Bureau Life Insurance Company	532	32,489	29,035	44,844	—	26,278	18,708
Payable for investments purchased	—	—	—	—	342,263	—	—

Total Liabilities	532	32,489	29,035	44,844	342,263	26,278	18,708

Net assets	$583,636	$32,899,758	$19,387,280	$36,452,873	$2,617,592	$18,485,944	$19,092,114

Net assets
Accumulation units	$583,636	$32,849,965	$19,387,280	$36,447,488	$2,617,592	$18,485,944	$19,084,397
Contracts in annuitization period	—	49,793	—	5,385	—	—	7,717

Total net assets	$583,636	$32,899,758	$19,387,280	$36,452,873	$2,617,592	$18,485,944	$19,092,114

Investments in shares of mutual funds, at cost	$519,132	$33,862,686	$19,553,169	$30,125,555	$2,617,592	$18,403,177	$14,435,641
Shares of mutual fund owned	22,534.19	932,797.23	1,908,196.84	2,307,143.87	2,617,592.21	2,022,532.22	1,398,689.67

Accumulation units outstanding	59,040.69	1,434,495.14	1,066,677.83	1,636,565.24	198,896.62	946,301.55	1,196,345.82
Accumulation unit value	$9.89	$22.90	$18.18	$22.27	$13.16	$19.53	$15.95

Annuitized units outstanding	—	2,174.38	—	241.78	—	—	483.77
Annuitized unit value	$—	$22.90	$—	$22.27	$—	$—	$15.95

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities (continued)

	Fidelity Variable Insurance Products Funds	Fidelity Variable Insurance Products Funds
	Contrafund Subaccount	Growth Subaccount	Fidelity Growth & Income Subaccount	High Income Subaccount	Index 500 Subaccount	Mid-Cap Subaccount	Overseas Subaccount
Assets
Investments in shares of mutual funds, at market	$20,881,478	$16,559,170	$6,574,408	$3,242,717	$17,600,165	$9,407,576	$5,964,666
Receivable from Farm Bureau Life Insurance Company	—	—	—	9,100	—	—	—
Receivable for investments sold	33,320	4,331	5,942	—	13,520	8,906	3,873

Total Assets	20,914,798	16,563,501	6,580,350	3,251,817	17,613,685	9,416,482	5,968,539

Liabilities
Payable to Farm Bureau Life Insurance Company	33,320	4,331	5,942	—	13,520	8,906	3,873
Payable for investments purchased	—	—	—	9,100	—	—	—

Total Liabilities	33,320	4,331	5,942	9,100	13,520	8,906	3,873

Net assets	$20,881,478	$16,559,170	$6,574,408	$3,242,717	$17,600,165	$9,407,576	$5,964,666

Net assets
Accumulation units	$20,881,478	$16,558,781	$6,573,712	$3,242,717	$17,589,489	$9,407,576	$5,951,477
Contracts in annuitization period	—	389	696	—	10,676	—	13,189

Total net assets	$20,881,478	$16,559,170	$6,574,408	$3,242,717	$17,600,165	$9,407,576	$5,964,666

Investments in shares of mutual funds, at cost	$16,178,763	$18,319,877	$5,946,515	$3,418,735	$16,437,821	$6,985,323	$4,762,750
Shares of mutual fund owned	672,944.82	491,370.03	445,722.54	533,341.61	124,049.66	271,346.31	289,406.38

Accumulation units outstanding	1,519,977.56	1,912,041.47	670,297.05	226,889.48	1,864,394.96	509,579.78	496,228.90
Accumulation unit value	$13.74	$8.66	$9.81	$14.29	$9.43	$18.46	$11.99

Annuitized units outstanding	—	44.93	70.99	—	1,131.62	—	1,099.66
Annuitized unit value	$—	$8.66	$9.81	$—	$9.43	$—	$11.99

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities (continued)

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust				J.P. Morgan Series Trust II
	Franklin Real Estate Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Small- Mid Cap Growth Securities Subaccount	Franklin U.S. Government Subaccount	Mutual Shares Securities Subaccount	Templeton Growth Securities Subaccount	Mid-Cap Value Subaccount	Small Company Subaccount
Assets
Investments in shares of mutual funds, at market	$8,946,658	$3,453,093	$2,250,038	$4,230,893	$2,802,575	$4,133,065	$5,162,258	$2,453,274
Receivable from Farm Bureau Life Insurance Company	945	—	—	—	—	—	—	—
Receivable for investments sold	—	947	2,039	5,791	2,508	3,506	4,622	1,856

Total Assets	8,947,603	3,454,040	2,252,077	4,236,684	2,805,083	4,136,571	5,166,880	2,455,130

Liabilities
Payable to Farm Bureau Life Insurance Company	—	947	2,039	5,791	2,508	3,506	4,622	1,856
Payable for investments purchased	945	—	—	—	—	—	—	—

Total Liabilities	945	947	2,039	5,791	2,508	3,506	4,622	1,856

Net assets	$8,946,658	$3,453,093	$2,250,038	$4,230,893	$2,802,575	$4,133,065	$5,162,258	$2,453,274

Net assets
Accumulation units	$8,946,658	$3,452,438	$2,250,038	$4,230,893	$2,802,575	$4,133,065	$5,161,205	$2,453,274
Contracts in annuitization period	—	655	—	—	—	—	1,053	—

Total net assets	$8,946,658	$3,453,093	$2,250,038	$4,230,893	$2,802,575	$4,133,065	$5,162,258	$2,453,274

Investments in shares of mutual funds, at cost	$8,028,629	$2,764,598	$1,955,275	$4,362,048	$2,327,645	$3,492,292	$4,229,175	$2,323,864
Shares of mutual fund owned	278,885.83	205,663.66	110,512.68	336,051.86	154,241.86	299,280.59	185,425.95	154,100.10

Accumulation units outstanding	499,738.10	196,333.15	178,905.45	378,068.42	204,656.92	295,211.86	291,350.86	160,211.01
Accumulation unit value	$17.90	$17.58	$12.58	$11.19	$13.69	$14.00	$17.71	$15.31

Annuitized units outstanding	—	37.24	—	—	—	—	59.43	—
Annuitized unit value	$—	$17.58	$—	$—	$—	$—	$17.71	$—

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities (continued)

	Summit Mutual Funds, Inc.- Pinnacle Series		Summit Mutual Funds, Inc. - Pinnacle Series	T. Rowe Price Equity Series, Inc.				T. Rowe Price International Series, Inc.
	NASDAQ 100 Index Subaccount	Russell 2000 Small Cap Index Subaccount	S&P MidCap 400 Index Subaccount	Equity Income Subaccount	Mid-Cap Growth Subaccount	New America Growth Subaccount	Personal Strategy Balanced Subaccount	International Stock Subaccount
Assets
Investments in shares of mutual funds, at market	$5,657,414	$6,971,643	$8,487,796	$11,860,849	$12,288,435	$5,167,158	$17,068,521	$3,108,085
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	—	—	—	—
Receivable for investments sold	1,514	4,378	6,703	11,523	6,817	7,429	7,456	3,025

Total Assets	5,658,928	6,976,021	8,494,499	11,872,372	12,295,252	5,174,587	17,075,977	3,111,110

Liabilities
Payable to Farm Bureau Life Insurance Company	1,514	4,378	6,703	11,523	6,817	7,429	7,456	3,025
Payable for investments purchased	—	—	—	—	—	—	—	—

Total Liabilities	1,514	4,378	6,703	11,523	6,817	7,429	7,456	3,025

Net assets	$5,657,414	$6,971,643	$8,487,796	$11,860,849	$12,288,435	$5,167,158	$17,068,521	$3,108,085

Net assets
Accumulation units	$5,657,414	$6,971,643	$8,487,796	$11,860,849	$12,288,435	$5,167,158	$17,068,521	$3,108,085
Contracts in annuitization period	—	—	—	—	—	—	—	—

Total net assets	$5,657,414	$6,971,643	$8,487,796	$11,860,849	$12,288,435	$5,167,158	$17,068,521	$3,108,085

Investments in shares of mutual funds, at cost	$4,755,587	$5,832,494	$6,796,495	$11,082,364	$9,066,314	$4,670,229	$14,518,526	$2,492,974
Shares of mutual fund owned	246,295.79	106,502.33	128,447.27	544,325.34	480,956.37	254,289.28	927,133.15	203,010.14

Accumulation units outstanding	420,790.03	423,314.01	503,542.40	906,438.08	717,847.49	589,610.58	1,264,865.84	294,603.30
Accumulation unit value	$13.44	$16.47	$16.86	$13.09	$17.12	$8.76	$13.49	$10.55

Annuitized units outstanding	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations

Year Ended December 31, 2005

	American Century Variable Portfolios, Inc.		Dreyfus Variable Investment Fund
	Ultra Subaccount	Vista Subaccount	Appreciation Subaccount	Developing Leaders Subaccount	Disciplined Stock Subaccount	Dreyfus Growth & Income Subaccount	International Equity Subaccount
Income:
Dividends	$—	$—	$336	$—	$—	$19,213	$4,704
Expenses:
Mortality and expense risk	(25,070)	(28,460)	(27,624)	(39,934)	(7,122)	(17,173)	(16,414)

Net investment income (loss)	(25,070)	(28,460)	(27,288)	(39,934)	(7,122)	2,040	(11,710)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	77,385	125,452	141,196	103,776	24,963	41,515	55,194
Realized gain distributions	—	—	—	—	—	—	—

Total realized gain (loss) on investments	77,385	125,452	141,196	103,776	24,963	41,515	55,194

Change in unrealized appreciation/depreciation of investments	(17,695)	86,597	(39,427)	101,835	11,779	(7,518)	149,102

Net increase (decrease) in net assets from operations	$34,620	$183,589	$74,481	$165,677	$29,620	$36,037	$192,586

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

	Dreyfus Socially Responsible Growth Fund, Inc.	EquiTrust Variable Insurance Series Fund	EquiTrust Variable Insurance Series Fund
	Socially Responsible Growth Subaccount	Blue Chip Subaccount	High Grade Bond Subaccount	Managed Subaccount	Money Market Subaccount	Strategic Yield Subaccount	Value Growth Subaccount
Income:
Dividends	$—	$682,495	$813,821	$530,211	$54,203	$939,768	$214,912
Expenses:
Mortality and expense risk	(5,775)	(419,610)	(218,060)	(408,478)	(27,107)	(204,273)	(230,654)

Net investment income (loss)	(5,775)	262,885	595,761	121,733	27,096	735,495	(15,742)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,775	(171,340)	80,780	424,346	—	(27,657)	(83,192)
Realized gain distributions	—	—	23,874	530,993	—	—	—

Total realized gain (loss) on investments	5,775	(171,340)	104,654	955,339	—	(27,657)	(83,192)

Change in unrealized appreciation/depreciation of investments	12,465	229,044	(452,833)	17,345	—	(388,464)	1,018,350

Net increase (decrease) in net assets from operations	$12,465	$320,589	$247,582	$1,094,417	$27,096	$319,374	$919,416

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

	Fidelity Variable Insurance Products Funds		Fidelity Variable Insurance Products Funds
	Contrafund Subaccount	Growth Subaccount	Fidelity Growth & Income Subaccount	High Income Subaccount	Index 500 Subaccount	Mid-Cap Subaccount	Overseas Subaccount
Income:
Dividends	$43,506	$79,096	$96,375	$400,522	$269,143	$—	$30,960
Expenses:
Mortality and expense risk	(208,423)	(197,763)	(79,567)	(33,368)	(198,766)	(88,246)	(61,301)

Net investment income (loss)	(164,917)	(118,667)	16,808	367,154	70,377	(88,246)	(30,341)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	89,016	(1,041,128)	(105,567)	36,981	(227,647)	182,468	(124,747)
Realized gain distributions	2,719	—	—	—	—	95,188	24,230

Total realized gain (loss) on investments	91,735	(1,041,128)	(105,567)	36,981	(227,647)	277,656	(100,517)

Change in unrealized appreciation/depreciation of investments	2,662,362	1,860,523	483,379	(362,145)	744,104	1,012,490	1,003,292

Net increase (decrease) in net assets from operations	$2,589,180	$700,728	$394,620	$41,990	$586,834	$1,201,900	$872,434

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust				J.P. Morgan Series Trust II
	Franklin Real Estate Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Small-Mid Cap Growth Securities Subaccount	Franklin U.S. Government Subaccount	Mutual Shares Securities Subaccount	Templeton Growth Securities Subaccount	Mid-Cap Value Subaccount	Small Company Subaccount
Income:
Dividends	$83,760	$21,018	$—	$159,925	$18,145	$33,741	$6,933	$—
Expenses:
Mortality and expense risk	(76,518)	(35,127)	(23,831)	(47,270)	(27,191)	(39,443)	(50,323)	(23,079)

Net investment income (loss)	7,242	(14,109)	(23,831)	112,655	(9,046)	(5,702)	(43,390)	(23,079)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	139,805	77,634	123,610	(27,117)	37,714	69,751	97,031	60,485
Realized gain distributions	360,278	17,002	—	—	6,797	—	51,255	222,721

Total realized gain (loss) on investments	500,083	94,636	123,610	(27,117)	44,511	69,751	148,286	283,206

Change in unrealized appreciation/depreciation of investments	311,419	135,004	(16,767)	(41,736)	174,610	200,662	204,956	(188,043)

Net increase (decrease) in net assets from operations	$818,744	$215,531	$83,012	$43,802	$210,075	$264,711	$309,852	$72,084

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

	Summit Mutual Funds, Inc. - Pinnacle Series		Summit Mutual Funds, Inc. - Pinnacle Series	T. Rowe Price Equity Series, Inc.				T. Rowe Price International Series, Inc.
	NASDAQ 100 Index Subaccount	Russell 2000 Small Cap Index Subaccount	S&P MidCap 400 Index Subaccount	Equity Income Subaccount	Mid-Cap Growth Subaccount	New America Growth Subaccount	Personal Strategy Balanced Subaccount	International Stock Subaccount
Income:
Dividends	$27,137	$22,939	$31,307	$158,127	$—	$—	$272,444	$45,860
Expenses:
Mortality and expense risk	(62,002)	(67,581)	(82,842)	(117,106)	(139,348)	(59,987)	(185,829)	(32,674)

Net investment income (loss)	(34,865)	(44,642)	(51,535)	41,021	(139,348)	(59,987)	86,615	13,186

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	135,690	140,491	130,460	55,302	277,760	(159,231)	87,455	(82,595)
Realized gain distributions	—	46,326	129,842	521,106	676,144	—	144,942	9,970

Total realized gain (loss) on investments	135,690	186,817	260,302	576,408	953,904	(159,231)	232,397	(72,625)

Change in unrealized appreciation/depreciation of investments	(60,654)	88,112	517,683	(319,929)	636,208	386,494	483,873	451,521

Net increase (decrease) in net assets from operations	$40,171	$230,287	$726,450	$297,500	$1,450,764	$167,276	$802,885	$392,082

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

	American Century Variable Portfolios, Inc.		American Century Variable Portfolios, Inc.		Dreyfus Variable Investment Fund
	Ultra Subaccount		Vista Subaccount		Appreciation Subaccount		Developing Leaders Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2005	2004	2005	2004	2005	2004	2005	2004
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(25,070)	$(17,832)	$(28,460)	$(13,981)	$(27,288)	$10,439	$(39,934)	$(22,394)
Net realized gain (loss) on investments	77,385	7,446	125,452	15,079	141,196	8,090	103,776	13,165
Change in unrealized appreciation/depreciation of investments	(17,695)	152,013	86,597	168,298	(39,427)	44,683	101,835	241,698

Net increase (decrease) in net assets from operations	34,620	141,627	183,589	169,396	74,481	63,212	165,677	232,469

Contract transactions:
Transfers of net premiums	432,332	356,794	692,076	506,497	872,058	402,608	1,029,375	712,816
Transfers of surrenders and death benefits	(185,786)	(63,546)	(133,140)	(49,017)	(112,779)	(119,982)	(288,033)	(168,923)
Transfers of administrative and other charges	(2,560)	(1,636)	(2,648)	(1,248)	(1,992)	(1,509)	(3,634)	(2,844)
Transfers between subaccounts, including Declared Interest Option account	172,594	437,357	306,943	577,393	(1,297)	154,792	63,092	345,939

Net increase (decrease) in net assets from contract transactions	416,580	728,969	863,231	1,033,625	755,990	435,909	800,800	886,988

Total increase (decrease) in net assets	451,200	870,596	1,046,820	1,203,021	830,471	499,121	966,477	1,119,457

Net assets at beginning of period	1,835,672	965,076	1,768,805	565,784	1,753,625	1,254,504	2,780,217	1,660,760

Net assets at end of period	$2,286,872	$1,835,672	$2,815,625	$1,768,805	$2,584,096	$1,753,625	$3,746,694	$2,780,217

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

	Dreyfus Variable Investment Fund		Dreyfus Variable Investment Fund				Dreyfus Socially Responsible Growth Fund, Inc.
	Disciplined Stock Subaccount		Dreyfus Growth & Income Subaccount		International Equity Subaccount		Socially Responsible Growth Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2005	2004	2005	2004	2005	2004	2005	2004
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,122)	$1,982	$2,040	$1,068	$(11,710)	$22,960	$(5,775)	$(3,811)
Net realized gain (loss) on investments	24,963	411	41,515	553	55,194	5,404	5,775	(1,411)
Change in unrealized appreciation/depreciation of investments	11,779	29,020	(7,518)	74,227	149,102	127,135	12,465	24,557

Net increase (decrease) in net assets from operations	29,620	31,413	36,037	75,848	192,586	155,499	12,465	19,335

Contract transactions:
Transfers of net premiums	116,054	192,195	237,181	264,492	533,391	210,430	179,006	100,765
Transfers of surrenders and death benefits	(46,393)	(39,458)	(95,983)	(85,259)	(122,761)	(25,405)	(21,415)	(16,610)
Transfers of administrative and other charges	(750)	(521)	(1,835)	(1,494)	(1,458)	(749)	(845)	(652)
Transfers between subaccounts, including Declared Interest Option account	(16,267)	42,760	109,430	172,409	425,260	179,423	(11,284)	24,853

Net increase (decrease) in net assets from contract transactions	52,644	194,976	248,793	350,148	834,432	363,699	145,462	108,356

Total increase (decrease) in net assets	82,264	226,389	284,830	425,996	1,027,018	519,198	157,927	127,691

Net assets at beginning of period	523,207	296,818	1,281,920	855,924	915,868	396,670	425,709	298,018

Net assets at end of period	$605,471	$523,207	$1,566,750	$1,281,920	$1,942,886	$915,868	$583,636	$425,709

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

	EquiTrust Variable Insurance Series Fund		EquiTrust Variable Insurance Series Fund
	Blue Chip Subaccount		High Grade Bond Subaccount		Managed Subaccount		Money Market Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2005	2004	2005	2004	2005	2004	2005	2004
Increase (decrease) in net assets from operations:
Net investment income (loss)	$262,885	$82,160	$595,761	$480,591	$121,733	$197,966	$27,096	$(11,526)
Net realized gain (loss) on investments	(171,340)	131,782	104,654	183,484	955,339	208,435	—	—
Change in unrealized appreciation/depreciation of investments	229,044	1,412,606	(452,833)	(187,334)	17,345	1,639,994	—	—

Net increase (decrease) in net assets from operations	320,589	1,626,548	247,582	476,741	1,094,417	2,046,395	27,096	(11,526)

Contract transactions:
Transfers of net premiums	2,603,865	2,979,045	2,643,481	1,843,540	4,292,092	2,724,241	20,100,091	13,591,418
Transfers of surrenders and death benefits	(3,824,480)	(2,768,307)	(1,840,018)	(1,708,696)	(3,103,220)	(2,410,826)	(117,791)	(409,671)
Transfers of administrative and other charges	(52,916)	(59,495)	(17,693)	(16,666)	(36,712)	(35,798)	(2,943)	(3,655)
Transfers between subaccounts, including Declared Interest Option account	(1,971,283)	(143,198)	1,959,629	807,660	3,662,104	1,473,369	(19,436,466)	(13,644,485)

Net increase (decrease) in net assets from contract transactions	(3,244,814)	8,045	2,745,399	925,838	4,814,264	1,750,986	542,891	(466,393)

Total increase (decrease) in net assets	(2,924,225)	1,634,593	2,992,981	1,402,579	5,908,681	3,797,381	569,987	(477,919)

Net assets at beginning of period	35,823,983	34,189,390	16,394,299	14,991,720	30,544,192	26,746,811	2,047,605	2,525,524

Net assets at end of period	$32,899,758	$35,823,983	$19,387,280	$16,394,299	$36,452,873	$30,544,192	$2,617,592	$2,047,605

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

	EquiTrust Variable Insurance Series Fund		EquiTrust Variable Insurance Series Fund		Fidelity Variable Insurance Products Funds
	Strategic Yield Subaccount		Value Growth Subaccount		Contrafund Subaccount		Growth Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2005	2004	2005	2004	2005	2004	2005	2004
Increase (decrease) in net assets from operations:
Net investment income (loss)	$735,495	$648,774	$(15,742)	$(35,069)	$(164,917)	$(113,124)	$(118,667)	$(154,445)
Net realized gain (loss) on investments	(27,657)	(81,633)	(83,192)	(94,576)	91,735	(89,913)	(1,041,128)	(747,194)
Change in unrealized appreciation/depreciation of investments	(388,464)	444,701	1,018,350	1,876,023	2,662,362	1,890,519	1,860,523	1,242,285

Net increase (decrease) in net assets from operations	319,374	1,011,842	919,416	1,746,378	2,589,180	1,687,482	700,728	340,646

Contract transactions:
Transfers of net premiums	3,087,319	1,837,587	1,505,462	1,447,313	3,734,983	1,754,133	1,466,030	1,710,092
Transfers of surrenders and death benefits	(1,640,168)	(1,187,839)	(1,912,327)	(1,591,159)	(1,217,480)	(844,306)	(1,305,643)	(1,067,741)
Transfers of administrative and other charges	(17,225)	(15,960)	(25,229)	(26,640)	(18,316)	(16,828)	(23,828)	(26,005)
Transfers between subaccounts, including Declared Interest Option account	1,839,046	819,496	(282,445)	(25,827)	1,699,072	568,393	(635,028)	120,879

Net increase (decrease) in net assets from contract transactions	3,268,972	1,453,284	(714,539)	(196,313)	4,198,259	1,461,392	(498,469)	737,225

Total increase (decrease) in net assets	3,588,346	2,465,126	204,877	1,550,065	6,787,439	3,148,874	202,259	1,077,871

Net assets at beginning of period	14,897,598	12,432,472	18,887,237	17,337,172	14,094,039	10,945,165	16,356,911	15,279,040

Net assets at end of period	$18,485,944	$14,897,598	$19,092,114	$18,887,237	$20,881,478	$14,094,039	$16,559,170	$16,356,911

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

	Fidelity Variable Insurance Products Funds		Fidelity Variable Insurance Products Funds
	Fidelity Growth & Income Subaccount		High Income Subaccount		Index 500 Subaccount		Mid-Cap Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2005	2004	2005	2004	2005	2004	2005	2004
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,808	$(24,399)	$367,154	$87,472	$70,377	$(3,257)	$(88,246)	$(45,759)
Net realized gain (loss) on investments	(105,567)	(121,395)	36,981	19,174	(227,647)	(214,281)	277,656	46,277
Change in unrealized appreciation/depreciation of investments	483,379	431,929	(362,145)	42,161	744,104	1,494,076	1,012,490	887,459

Net increase (decrease) in net assets from operations	394,620	286,135	41,990	148,807	586,834	1,276,538	1,201,900	887,977

Contract transactions:
Transfers of net premiums	552,836	711,272	848,662	587,714	2,331,697	1,726,060	2,132,482	1,103,051
Transfers of surrenders and death benefits	(701,440)	(471,024)	(236,692)	(118,729)	(1,477,155)	(899,197)	(405,187)	(157,571)
Transfers of administrative and other charges	(8,804)	(9,072)	(2,857)	(1,702)	(20,617)	(20,998)	(6,927)	(4,015)
Transfers between subaccounts, including Declared Interest Option account	(277,359)	(15,465)	403,193	349,333	746,225	657,715	1,229,603	810,368

Net increase (decrease) in net assets from contract transactions	(434,767)	215,711	1,012,306	816,616	1,580,150	1,463,580	2,949,971	1,751,833

Total increase (decrease) in net assets	(40,147)	501,846	1,054,296	965,423	2,166,984	2,740,118	4,151,871	2,639,810

Net assets at beginning of period	6,614,555	6,112,709	2,188,421	1,222,998	15,433,181	12,693,063	5,255,705	2,615,895

Net assets at end of period	$6,574,408	$6,614,555	$3,242,717	$2,188,421	$17,600,165	$15,433,181	$9,407,576	$5,255,705

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust
	Overseas Subaccount		Franklin Real Estate Subaccount		Franklin Small Cap Value Securities Subaccount		Franklin Small-Mid Cap Growth Securities Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2005	2004	2005	2004	2005	2004	2005	2004
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,341)	$(7,109)	$7,242	$8,418	$(14,109)	$(16,831)	$(23,831)	$(16,157)
Net realized gain (loss) on investments	(100,517)	(256,307)	500,083	23,673	94,636	13,011	123,610	9,652
Change in unrealized appreciation/depreciation of investments	1,003,292	762,406	311,419	573,021	135,004	349,643	(16,767)	149,669

Net increase (decrease) in net assets from operations	872,434	498,990	818,744	605,112	215,531	345,823	83,012	143,164

Contract transactions:
Transfers of net premiums	612,315	694,508	2,783,165	989,752	613,532	449,422	415,547	416,913
Transfers of surrenders and death benefits	(266,225)	(232,469)	(322,358)	(97,453)	(134,316)	(67,204)	(119,682)	(66,736)
Transfers of administrative and other charges	(6,086)	(5,801)	(4,610)	(1,178)	(2,600)	(1,734)	(2,560)	(1,803)
Transfers between subaccounts, including Declared Interest Option account	122,629	40,364	2,240,277	1,557,040	559,372	315,196	168,398	295,707

Net increase (decrease) in net assets from contract transactions	462,633	496,602	4,696,474	2,448,161	1,035,988	695,680	461,703	644,081

Total increase (decrease) in net assets	1,335,067	995,592	5,515,218	3,053,273	1,251,519	1,041,503	544,715	787,245

Net assets at beginning of period	4,629,599	3,634,007	3,431,440	378,167	2,201,574	1,160,071	1,705,323	918,078

Net assets at end of period	$5,964,666	$4,629,599	$8,946,658	$3,431,440	$3,453,093	$2,201,574	$2,250,038	$1,705,323

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust				J.P. Morgan Series Trust II
	Franklin U.S. Government Subaccount		Mutual Shares Securities Subaccount		Templeton Growth Securities Subaccount		Mid-Cap Value Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2005	2004	2005	2004	2005	2004	2005	2004
Increase (decrease) in net assets from operations:
Net investment income (loss)	$112,655	$111,621	$(9,046)	$(7,477)	$(5,702)	$(1,302)	$(43,390)	$(22,916)
Net realized gain (loss) on investments	(27,117)	(11,126)	44,511	13,834	69,751	5,486	148,286	54,560
Change in unrealized appreciation/depreciation of investments	(41,736)	(32,593)	174,610	169,227	200,662	275,718	204,956	420,825

Net increase (decrease) in net assets from operations	43,802	67,902	210,075	175,584	264,711	279,902	309,852	452,469

Contract transactions:
Transfers of net premiums	803,623	623,217	418,415	418,919	1,070,529	626,779	1,197,854	634,338
Transfers of surrenders and death benefits	(370,255)	(292,606)	(172,386)	(86,466)	(237,580)	(143,202)	(268,202)	(124,727)
Transfers of administrative and other charges	(4,053)	(3,333)	(1,946)	(1,566)	(2,117)	(1,429)	(4,079)	(2,394)
Transfers between subaccounts, including Declared Interest Option account	338,647	317,235	486,838	101,026	620,778	296,011	848,478	290,450

Net increase (decrease) in net assets from contract transactions	767,962	644,513	730,921	431,913	1,451,610	778,159	1,774,051	797,667

Total increase (decrease) in net assets	811,764	712,415	940,996	607,497	1,716,321	1,058,061	2,083,903	1,250,136

Net assets at beginning of period	3,419,129	2,706,714	1,861,579	1,254,082	2,416,744	1,358,683	3,078,355	1,828,219

Net assets at end of period	$4,230,893	$3,419,129	$2,802,575	$1,861,579	$4,133,065	$2,416,744	$5,162,258	$3,078,355

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

	J.P. Morgan Series Trust II		Summit Mutual Funds, Inc. - Pinnacle Series
	Small Company Subaccount		NASDAQ 100 Index Subaccount		Russell 2000 Small Cap Index Subaccount		S&P MidCap 400 Index Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2005	2004	2005	2004	2005	2004	2005	2004
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(23,079)	$(10,661)	$(34,865)	$(45,929)	$(44,642)	$(36,411)	$(51,535)	$(43,104)
Net realized gain (loss) on investments	283,206	7,804	135,690	5,131	186,817	29,273	260,302	52,785
Change in unrealized appreciation/depreciation of investments	(188,043)	223,949	(60,654)	434,085	88,112	591,853	517,683	633,745

Net increase (decrease) in net assets from operations	72,084	221,092	40,171	393,287	230,287	584,715	726,450	643,426

Contract transactions:
Transfers of net premiums	616,867	265,265	1,048,661	1,049,920	1,647,227	1,001,391	1,924,257	1,276,582
Transfers of surrenders and death benefits	(82,893)	(54,772)	(420,178)	(262,334)	(400,741)	(162,342)	(441,301)	(329,676)
Transfers of administrative and other charges	(1,894)	(1,244)	(5,731)	(4,311)	(4,935)	(3,453)	(6,387)	(4,828)
Transfers between subaccounts, including Declared Interest Option account	567,936	229,227	241,843	610,875	961,953	717,642	764,700	603,430

Net increase (decrease) in net assets from contract transactions	1,100,016	438,476	864,595	1,394,150	2,203,504	1,553,238	2,241,269	1,545,508

Total increase (decrease) in net assets	1,172,100	659,568	904,766	1,787,437	2,433,791	2,137,953	2,967,719	2,188,934

Net assets at beginning of period	1,281,174	621,606	4,752,648	2,965,211	4,537,852	2,399,899	5,520,077	3,331,143

Net assets at end of period	$2,453,274	$1,281,174	$5,657,414	$4,752,648	$6,971,643	$4,537,852	$8,487,796	$5,520,077

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

	T. Rowe Price Equity Series, Inc.		T. Rowe Price Equity Series, Inc.
	Equity Income Subaccount		Mid-Cap Growth Subaccount		New America Growth Subaccount		Personal Strategy Balanced Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2005	2004	2005	2004	2005	2004	2005	2004
Increase (decrease) in net assets from operations:
Net investment income (loss)	$41,021	$24,513	$(139,348)	$(123,495)	$(59,987)	$(51,024)	$86,615	$101,617
Net realized gain (loss) on investments	576,408	166,516	953,904	108,147	(159,231)	(142,387)	232,397	91,485
Change in unrealized appreciation/depreciation of investments	(319,929)	614,530	636,208	1,608,534	386,494	599,963	483,873	1,205,068

Net increase (decrease) in net assets from operations	297,500	805,559	1,450,764	1,593,186	167,276	406,552	802,885	1,398,170

Contract transactions:
Transfers of net premiums	2,520,051	1,154,310	675,078	1,067,482	697,444	670,541	2,114,015	1,735,833
Transfers of surrenders and death benefits	(439,772)	(259,694)	(835,647)	(846,026)	(338,410)	(338,659)	(1,164,749)	(953,115)
Transfers of administrative and other charges	(6,977)	(4,944)	(15,006)	(14,924)	(7,254)	(7,125)	(16,205)	(15,295)
Transfers between subaccounts, including Declared Interest Option account	2,166,579	1,140,709	(47,894)	207,482	(87,756)	28,733	1,362,621	755,429

Net increase (decrease) in net assets from contract transactions	4,239,881	2,030,381	(223,469)	414,014	264,024	353,490	2,295,682	1,522,852

Total increase (decrease) in net assets	4,537,381	2,835,940	1,227,295	2,007,200	431,300	760,042	3,098,567	2,921,022

Net assets at beginning of period	7,323,468	4,487,528	11,061,140	9,053,940	4,735,858	3,975,816	13,969,954	11,048,932

Net assets at end of period	$11,860,849	$7,323,468	$12,288,435	$11,061,140	$5,167,158	$4,735,858	$17,068,521	$13,969,954

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

	T. Rowe Price International Series, Inc.
	International Stock Subaccount
	Year Ended December 31
	2005	2004
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,186	$(893)
Net realized gain (loss) on investments	(72,625)	(75,431)
Change in unrealized appreciation/depreciation of investments	451,521	345,112

Net increase (decrease) in net assets from operations	392,082	268,788

Contract transactions:
Transfers of net premiums	422,960	255,785
Transfers of surrenders and death benefits	(266,092)	(119,663)
Transfers of administrative and other charges	(3,373)	(3,298)
Transfers between subaccounts, including Declared Interest Option account	78,014	105,556

Net increase (decrease) in net assets from contract transactions	231,509	238,380

Total increase (decrease) in net assets	623,591	507,168

Net assets at beginning of period	2,484,494	1,977,326

Net assets at end of period	$3,108,085	$2,484,494

See accompanying notes.

Farm Bureau Life Annuity Account

Notes to Financial Statements

December 31, 2005

1. Organization and Significant Accounting Policies

Organization

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts and individual flexible premium deferred variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in thirty-seven investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

Subaccount	Invests Exclusively in Shares of

American Century Variable Portfolios, Inc.:
Ultra	VP Ultra® Fund
Vista	VP VistaSM Fund

Dreyfus Variable Investment Fund:
Appreciation	VIF Appreciation Portfolio
Developing Leaders	VIF Developing Leaders Portfolio
Disciplined Stock	VIF Disciplined Stock Portfolio
Dreyfus Growth & Income	VIF Growth and Income Portfolio
International Equity	VIF International Equity Portfolio

Socially Responsible Growth	Dreyfus Socially Responsible Growth Fund, Inc.

EquiTrust Variable Insurance Series Fund:
Blue Chip	Blue Chip Portfolio
High Grade Bond	High Grade Bond Portfolio
Managed	Managed Portfolio
Money Market	Money Market Portfolio
Strategic Yield	Strategic Yield Portfolio
Value Growth	Value Growth Portfolio

Fidelity Variable Insurance Products Funds:
Contrafund	VIP Contrafund® Portfolio - Initial Class
Growth	VIP Growth Portfolio - Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio - Initial Class

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Invests Exclusively in Shares of

Fidelity Variable Insurance Products Funds (continued):
High Income	VIP High Income Portfolio - Service Class 2
Index 500	VIP Index 500 Portfolio - Initial Class
Mid-Cap	VIP Mid Cap Portfolio - Service Class2
Overseas	VIP Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	Franklin Real Estate Fund – Class 2
Franklin Small Cap Value Securities	Franklin Small Cap Value Securities Fund – Class 2
Franklin Small-Mid Cap Growth Securities (1)	Franklin Small-Mid Cap Growth Securities Fund – Class 2
Franklin U.S. Government	Franklin U.S. Government Fund – Class 2
Mutual Shares Securities	Mutual Shares Securities Fund – Class 2
Templeton Growth Securities	Templeton Growth Securities Fund – Class 2

J.P. Morgan Series Trust II:
Mid-Cap Value	J.P. Morgan Mid Cap Value Portfolio
Small Company	J.P. Morgan Small Company Portfolio

Summit Mutual Funds, Inc. – Pinnacle Series:
NASDAQ 100 Index	NASDAQ – 100 Index Portfolio
Russell 2000 Small Cap Index	Russell 2000 Small Cap Index Portfolio
S&P MidCap 400 Index	S&P MidCap 400 Index Portfolio

T. Rowe Price Equity Series, Inc.:
Equity Income	Equity Income Portfolio
Mid-Cap Growth	Mid-Cap Growth Portfolio
New America Growth	New America Growth Portfolio
Personal Strategy Balanced	Personal Strategy Balanced Portfolio

T. Rowe Price International Series, Inc.:
International Stock	International Stock Portfolio

(1)	Formerly Franklin Small Cap Fund

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each contract year.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investments

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Amounts Due To/Due From Farm Bureau Life Insurance Company

The amounts due to or from Farm Bureau Life Insurance Company represent premiums received from contract holders that have not been remitted to the Account, net of amounts due for surrenders and death benefits, as well as other policy and administrative charges.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Surrender Charge: A surrender charge is imposed in the event of a full or partial surrender during the first six contract years. In each contract year after the first contract year, a contract owner of a nonparticipating variable annuity contract may annually surrender a maximum of 10% of the accumulated value without incurring a surrender charge. A contract owner of an individual flexible premium deferred variable annuity contract may annually surrender a maximum of 10% of the accumulated value without incurring a surrender charge. The amount charged for nonparticipating variable annuity contracts and individual flexible premium deferred variable annuity contracts is 7% and 6%, respectively, of the amount surrendered during the first contract year. The charge declines by 1% in each of the next five contract years. No surrender charge is deducted if the partial surrender or surrender occurs after six full contract years.

Transfer Charge: A transfer charge for nonparticipating variable annuity contracts and individual flexible premium deferred variable annuity contracts of $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions (continued)

Paid to Affiliates

Management fees are paid indirectly to EquiTrust Investment Management Services, Inc., an affiliate of the Company, in its capacity as manager of the EquiTrust Variable Insurance Series Fund. The management agreement provides for an annual fee based on the portfolio’s average daily net assets as follows: Blue Chip Portfolio – 0.20%, High Grade Bond Portfolio – 0.30%, Managed Portfolio – 0.45%, Money Market Portfolio – 0.25%, Strategic Yield Portfolio – 0.45%, and Value Growth Portfolio – 0.45%.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the period ended December 31, 2005:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century Variable Portfolios, Inc.:
Ultra	$710,973	$319,463
Vista	1,152,828	318,057

Dreyfus Variable Investment Fund:
Appreciation	1,425,393	696,691
Developing Leaders	1,191,401	430,535
Disciplined Stock	165,633	120,111
Dreyfus Growth & Income	444,021	193,188
International Equity	983,157	160,435

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth	$218,422	$78,735

EquiTrust Variable insurance Series Fund:
Blue Chip	2,030,532	5,012,461
High Grade Bond	4,921,619	1,556,585
Managed	7,840,784	2,373,794
Money Market	15,856,540	15,286,553
Strategic Yield	5,342,029	1,337,562
Value Growth	1,431,539	2,161,820

Fidelity Variable Insurance Products Funds:
Contrafund	4,869,886	833,825
Growth	1,044,842	1,661,978
Fidelity Growth & Income	619,276	1,037,235
High Income	1,718,351	338,891
Index 500	3,095,613	1,445,086
Mid-Cap	3,445,412	488,499
Overseas	868,883	412,361

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	5,568,150	504,156
Franklin Small Cap Value Securities	1,317,095	278,214
Franklin Small-Mid Cap Growth Securities	811,718	373,846
Franklin U.S. Government	1,360,666	480,049
Mutual Shares Securities	980,634	251,962
Templeton Growth Securities	1,834,603	388,695

J.P. Morgan Series Trust II:
Mid-Cap Value	2,075,476	293,560
Small Company	1,527,548	227,890

Summit Mutual Funds , Inc. - Pinnacle Series:
NASDAQ 100 Index	1,448,711	618,981
Russell 2000 Small Cap Index	2,787,868	582,680
S&P MidCap 400 Index	2,958,609	639,033

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
T. Rowe Price Equity Series, Inc.:
Equity Income	$5,247,908	$445,900
Mid-Cap Growth	1,356,440	1,043,113
New America Growth	731,130	527,093
Personal Strategy Balanced	3,284,044	756,805

T. Rowe Price International Series, Inc.:
International Stock	632,440	377,775

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2005 and 2004:

	Period Ended December 31
	2005			2004
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
American Century Variable Portfolios, Inc.:
Ultra	65,248	26,940	38,308	77,983	8,534	69,449
Vista	89,018	21,800	67,218	93,643	6,631	87,012

Dreyfus Variable Investment Fund:
Appreciation	130,376	60,453	69,923	62,819	20,834	41,985
Developing Leaders	93,054	30,497	62,557	92,935	18,818	74,117
Disciplined Stock	15,977	10,813	5,164	25,269	5,359	19,910
Dreyfus Growth & Income	41,237	17,109	24,128	42,436	6,808	35,628
International Equity	60,150	9,119	51,031	30,159	2,813	27,346

Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth	22,698	7,617	15,081	13,589	1,828	11,761

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions (continued)

	Period Ended December 31
	2005			2004
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
EquiTrust Variable Insurance Series Fund:
Blue Chip	59,971	203,743	(143,772)	108,084	107,769	315
High Grade Bond	226,412	74,280	152,132	141,808	88,734	53,074
Managed	311,470	90,685	220,785	165,664	79,398	86,266
Money Market	1,210,220	1,168,842	41,378	816,284	852,068	(35,784)
Strategic Yield	226,754	58,284	168,470	129,763	50,376	79,387
Value Growth	79,012	126,629	(47,617)	87,435	101,377	(13,942)

Fidelity Variable Insurance Products Funds:
Contrafund	384,489	49,513	334,976	186,875	51,490	135,385
Growth	117,740	179,345	(61,605)	203,034	111,675	91,359
Fidelity Growth & Income	57,267	103,940	(46,673)	98,797	74,139	24,658
High Income	93,937	21,782	72,155	70,972	9,659	61,313
Index 500	308,941	137,067	171,874	245,968	74,120	171,848
Mid-Cap	201,597	23,888	177,709	139,861	11,379	128,482
Overseas	77,347	33,920	43,427	104,122	50,106	54,016

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	310,467	25,569	284,898	189,010	4,996	184,014
Franklin Small Cap Value Securities	76,378	14,515	61,863	55,799	7,924	47,875
Franklin Small-Mid Cap Growth Securities	68,465	29,900	38,565	67,564	10,412	57,152
Franklin U.S. Government	107,950	38,909	69,041	91,431	32,415	59,016
Mutual Shares Securities	73,919	17,706	56,213	48,241	11,044	37,197
Templeton Growth Securities	135,926	26,323	109,603	75,519	9,491	66,028

J.P. Morgan Series Trust II:
Mid-Cap Value	118,156	14,201	103,955	64,004	9,671	54,333
Small Company	88,390	13,642	74,748	36,905	3,528	33,377

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions (continued)

	Period Ended December 31
	2005			2004
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Summit Mutual Funds, Inc. - Pinnacle Series:
NASDAQ 100 Index	110,703	43,583	67,120	131,702	17,950	113,752
Russell 2000 Small Cap Index	172,893	32,659	140,234	117,304	8,274	109,030
S&P MidCap 400 Index	176,878	35,446	141,432	134,752	22,495	112,257

T. Rowe Price Equity Series, Inc.:
Equity Income	357,712	25,747	331,965	190,232	15,314	174,918
Mid-Cap Growth	44,043	58,499	(14,456)	92,790	61,145	31,645
New America Growth	88,111	56,130	31,981	85,470	40,538	44,932
Personal Strategy Balanced	220,976	44,368	176,608	177,690	48,361	129,329

T. Rowe Price International Series, Inc.:
International Stock	61,122	36,427	24,695	45,462	16,937	28,525

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2005, 2004, 2003, 2002 and 2001, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
American Century Variable Portfolios, Inc.:
Ultra:
2005	201,598	$11.34	$2,286,872	—%	1.25%	0.89%
2004	163,290	11.24	1,835,672	—	1.25	9.34
2003	93,841	10.28	965,076	—	1.25	23.26
2002	45,744	8.34	381,343	0.29	1.25	(23.63)
2001 (5)	8,219	10.92	89,759	—	1.25	9.20

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values (continued)

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
American Century Variable Portfolios, Inc. (continued):
Vista:
2005	204,305	$13.78	$2,815,625	—%	1.25%	6.82%
2004	137,087	12.90	1,768,805	—	1.25	14.16
2003	50,075	11.30	565,784	—	1.25	40.55
2002	25,706	8.04	206,756	—	1.25	(20.71)
2001 (5)	3,011	10.14	30,538	—	1.25	1.40

Dreyfus Variable Investment Fund:
Appreciation:
2005	232,767	11.10	2,584,096	0.02	1.25	3.06
2004	162,844	10.77	1,753,625	1.95	1.25	3.76
2003	120,859	10.38	1,254,504	2.04	1.25	19.72
2002	51,576	8.67	447,340	1.90	1.25	(17.82)
2001 (5)	7,412	10.55	78,157	0.96	1.25	5.50
Developing Leaders:
2005	278,595	13.45	3,746,694	—	1.25	4.51
2004	216,038	12.87	2,780,217	0.24	1.25	10.00
2003	141,921	11.70	1,660,760	0.04	1.25	30.00
2002	79,879	9.00	718,597	0.04	1.25	(20.07)
2001 (5)	2,938	11.26	33,093	0.45	1.25	12.60
Disciplined Stock:
2005	55,492	10.91	605,471	—	1.25	4.90
2004	50,328	10.40	523,207	1.75	1.25	6.56
2003	30,418	9.76	296,818	1.24	1.25	22.00
2002	14,291	8.00	114,292	1.02	1.25	(23.59)
2001 (5)	1,952	10.47	20,424	0.79	1.25	4.70
Dreyfus Growth & Income:
2005	146,426	10.70	1,566,750	1.38	1.25	2.10
2004	122,298	10.48	1,281,920	1.35	1.25	6.07
2003	86,670	9.88	855,924	0.89	1.25	25.06
2002	44,356	7.90	350,393	0.79	1.25	(26.24)
2001 (5)	3,463	10.71	37,095	0.32	1.25	7.10

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values (continued)

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
Dreyfus Variable Investment Fund (continued):
International Equity:
2005	109,580	$17.73	$1,942,886	0.35%	1.25%	13.36%
2004	58,549	15.64	915,868	5.09	1.25	23.05
2003	31,203	12.71	396,670	5.76	1.25	41.07
2002	15,471	9.01	139,352	4.40	1.25	(16.96)
2001 (5)	1,410	10.85	15,297	1.69	1.25	8.50

Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth:
2005	59,041	9.89	583,636	—	1.25	2.17
2004	43,960	9.68	425,709	0.18	1.25	4.54
2003	32,199	9.26	298,018	—	1.25	24.30
2002	19,332	7.45	144,056	0.04	1.25	(30.05)
2001 (5)	1,221	10.65	12,997	—	1.25	6.50

EquiTrust Variable Insurance Series Fund:
Blue Chip:
2005	1,436,670	22.90	32,899,758	2.02	1.25	1.01
2004	1,580,442	22.67	35,823,983	1.48	1.25	4.76
2003	1,580,127	21.64	34,189,390	1.56	1.25	24.15
2002	1,610,768	17.43	28,072,426	1.66	1.25	(20.08)
2001	1,684,176	21.81	36,725,789	1.57	1.25	(12.37)
High Grade Bond:
2005	1,066,678	18.18	19,387,280	4.62	1.25	1.39
2004	914,546	17.93	16,394,299	4.33	1.25	3.05
2003	861,472	17.40	14,991,720	4.50	1.25	4.13
2002	852,597	16.71	14,248,591	4.90	1.25	7.05
2001	640,404	15.61	9,998,793	6.09	1.25	7.73
Managed:
2005	1,636,807	22.27	36,452,873	1.61	1.25	3.25
2004	1,416,022	21.57	30,544,192	1.95	1.25	7.26
2003	1,329,756	20.11	26,746,811	2.59	1.25	21.22
2002	1,313,018	16.59	21,787,077	3.22	1.25	(3.04)
2001	1,222,743	17.11	20,918,714	4.11	1.25	6.80

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values (continued)

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
EquiTrust Variable Insurance Series Fund (continued):
Money Market:
2005	198,897	$13.16	$2,617,592	2.47%	1.25%	1.23%
2004	157,519	13.00	2,047,605	0.71	1.25	(0.54)
2003	193,303	13.07	2,525,524	0.54	1.25	(0.68)
2002	305,120	13.16	4,015,249	1.17	1.25	(0.08)
2001	421,395	13.17	5,550,054	3.40	1.25	2.25
Strategic Yield:
2005	946,302	19.53	18,485,944	5.69	1.25	1.98
2004	777,832	19.15	14,897,598	5.97	1.25	7.58
2003	698,445	17.80	12,432,472	7.05	1.25	10.56
2002	680,587	16.10	10,954,544	7.01	1.25	4.21
2001	628,034	15.45	9,705,209	7.90	1.25	7.89
Value Growth:
2005	1,196,830	15.95	19,092,114	1.15	1.25	5.07
2004	1,244,447	15.18	18,887,237	1.05	1.25	10.16
2003	1,258,389	13.78	17,337,172	1.45	1.25	29.15
2002	1,295,950	10.67	13,832,555	1.91	1.25	(11.60)
2001	1,312,539	12.07	15,837,183	1.98	1.25	5.69

Fidelity Variable Insurance Products Funds:
Contrafund:
2005	1,519,978	13.74	20,881,478	0.26	1.25	15.56
2004	1,185,002	11.89	14,094,039	0.31	1.25	14.00
2003	1,049,617	10.43	10,945,165	0.44	1.25	26.89
2002	972,462	8.22	7,991,536	0.80	1.25	(10.46)
2001	914,444	9.18	8,393,514	0.75	1.25	(13.31)
Growth:
2005	1,912,086	8.66	16,559,170	0.50	1.25	4.46
2004	1,973,691	8.29	16,356,911	0.25	1.25	2.09
2003	1,882,332	8.12	15,279,040	0.26	1.25	31.18
2002	1,768,555	6.19	10,940,228	0.25	1.25	(30.92)
2001	1,670,057	8.96	14,968,283	0.07	1.25	(18.69)
Fidelity Growth & Income:
2005	670,368	9.81	6,574,408	1.50	1.25	6.40
2004	717,041	9.22	6,614,555	0.86	1.25	4.42
2003	692,383	8.83	6,112,709	1.13	1.25	22.30
2002	627,239	7.22	4,529,705	1.33	1.25	(17.67)
2001	608,635	8.77	5,337,456	1.28	1.25	(9.87)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values (continued)

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
Fidelity Variable Insurance Products Funds (continued):
High Income:
2005	226,889	$14.29	$3,242,717	14.85%	1.25%	1.06%
2004	154,734	14.14	2,188,421	6.30	1.25	8.02
2003	93,421	13.09	1,222,998	5.66	1.25	25.14
2002	52,503	10.46	548,971	7.10	1.25	2.05
2001 (5)	23,021	10.25	235,930	—	1.25	2.50
Index 500:
2005	1,865,527	9.43	17,600,165	1.68	1.25	3.51
2004	1,693,653	9.11	15,433,181	1.22	1.25	9.23
2003	1,521,805	8.34	12,693,063	1.38	1.25	26.75
2002	1,357,050	6.58	8,924,397	1.22	1.25	18.35
2001	1,124,475	8.56	9,631,017	1.08	1.25	(13.27)
Mid-Cap:
2005	509,580	18.46	9,407,576	—	1.25	16.54
2004	331,871	15.84	5,255,705	—	1.25	23.17
2003	203,389	12.86	2,615,895	0.21	1.25	36.52
2002	124,985	9.42	1,177,068	0.36	1.25	(11.13)
2001 (5)	10,934	10.60	115,874	—	1.25	5.98
Overseas:
2005	497,329	11.99	5,964,666	0.62	1.25	17.55
2004	453,902	10.20	4,629,599	1.07	1.25	12.21
2003	399,886	9.09	3,634,007	0.78	1.25	41.59
2002	371,133	6.42	2,381,739	0.78	1.25	(21.23)
2001	367,837	8.15	2,998,400	5.02	1.25	(22.16)

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate:
2005	499,738	17.90	8,946,658	1.35	1.25	12.09
2004	214,840	15.97	3,431,440	1.74	1.25	30.15
2003 (6)	30,826	12.27	378,167	0.54	1.25	22.70
Franklin Small Cap Value Securities:
2005	196,370	17.58	3,453,093	0.74	1.25	7.39
2004	134,507	16.37	2,201,574	0.17	1.25	22.26
2003	86,632	13.39	1,160,071	0.22	1.25	30.51
2002	62,413	10.26	640,381	0.39	1.25	(10.39)
2001 (5)	3,576	11.45	40,947	—	1.25	14.50

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values (continued)

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
Franklin Templeton Variable Insurance Products Trust (continued):
Franklin Small-Mid Cap Growth Securities:
2005	178,905	$12.58	$2,250,038	—%	1.25%	3.54%
2004	140,340	12.15	1,705,323	—	1.25	10.05
2003	83,188	11.04	918,078	—	1.25	35.63
2002	43,007	8.14	350,112	0.25	1.25	(29.58)
2001 (5)	3,083	11.56	35,637	—	1.25	15.60
Franklin U.S. Government:
2005	378,068	11.19	4,230,893	4.19	1.25	1.18
2004	309,027	11.06	3,419,129	4.92	1.25	2.12
2003	250,011	10.83	2,706,714	5.61	1.25	1.03
2002	170,609	10.72	1,829,639	6.66	1.25	8.39
2001 (5)	24,469	9.89	242,027	—	1.25	(1.10)
Mutual Shares Securities:
2005	204,657	13.69	2,802,575	0.83	1.25	9.17
2004	148,444	12.54	1,861,579	0.75	1.25	11.27
2003	111,247	11.27	1,254,082	0.99	1.25	23.57
2002	72,115	9.12	657,644	0.97	1.25	(12.89)
2001 (5)	13,162	10.47	137,806	—	1.25	4.70
Templeton Growth Securities:
2005	295,212	14.00	4,133,065	1.06	1.25	7.53
2004	185,609	13.02	2,416,744	1.17	1.25	14.61
2003	119,581	11.36	1,358,683	1.49	1.25	30.42
2002	68,682	8.71	597,937	2.37	1.25	(19.50)
2001 (5)	10,389	10.82	112,361	—	1.25	8.20

J.P. Morgan Series Trust II:
Mid-Cap Value:
2005	291,410	17.71	5,162,258	0.17	1.25	7.86
2004	187,455	16.42	3,078,355	0.28	1.25	19.59
2003	133,122	13.73	1,828,219	0.31	1.25	27.96
2002	84,666	10.73	908,116	0.04	1.25	(0.37)
2001 (5)	17,294	10.77	186,265	—	1.25	7.70
Small Company:
2005	160,211	15.31	2,453,274	—	1.25	2.13
2004	85,463	14.99	1,281,174	—	1.25	25.65
2003	52,086	11.93	621,606	—	1.25	34.20
2002	27,272	8.89	242,314	0.14	1.25	(22.56)
2001 (5)	4,098	11.48	47,055	—	1.25	14.80

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values (continued)

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
Summit Mutual Funds, Inc. - Pinnacle Series:
NASDAQ 100 Index:
2005	420,790	$13.44	$5,657,414	0.54%	1.25%	—%
2004	353,670	13.44	4,752,648	—	1.25	8.74
2003	239,918	12.36	2,965,211	—	1.25	46.79
2002	113,053	8.42	951,683	—	1.25	(38.27)
2001 (5)	21,181	13.64	288,889	—	1.25	36.40
Russell 2000 Small Cap Index:
2005	423,314	16.47	6,971,643	0.42	1.25	2.74
2004	283,080	16.03	4,537,852	0.16	1.25	16.24
2003	174,050	13.79	2,399,899	0.50	1.25	44.40
2002	87,644	9.55	836,706	0.09	1.25	(21.98)
2001 (5)	10,938	12.24	133,933	0.27	1.25	22.40
S&P MidCap 400 Index:
2005	503,542	16.86	8,487,796	0.47	1.25	10.63
2004	362,110	15.24	5,520,077	0.23	1.25	14.33
2003	249,853	13.33	3,331,143	0.47	1.25	33.03
2002	140,545	10.02	1,407,862	0.36	1.25	(16.15)
2001 (5)	23,279	11.95	278,262	—	1.25	19.50

T. Rowe Price Equity Series, Inc.:
Equity Income:
2005	906,438	13.09	11,860,849	1.67	1.25	2.67
2004	574,473	12.75	7,323,468	1.68	1.25	13.54
2003	399,555	11.23	4,487,528	1.78	1.25	23.95
2002	278,784	9.06	2,525,934	1.97	1.25	(14.20)
2001 (5)	39,268	10.56	414,662	0.57	1.25	5.60
Mid-Cap Growth
2005	717,847	17.12	12,288,435	—	1.25	13.38
2004	732,303	15.10	11,061,140	—	1.25	16.87
2003	700,658	12.92	9,053,940	—	1.25	36.72
2002	655,865	9.45	6,199,755	—	1.25	(22.22)
2001	635,106	12.15	7,719,244	—	1.25	(2.15)
New America Growth
2005	589,611	8.76	5,167,158	—	1.25	3.18
2004	557,630	8.49	4,735,858	0.06	1.25	9.55
2003	512,698	7.75	3,975,816	—	1.25	33.39
2002	454,993	5.81	2,643,889	—	1.25	(29.23)
2001	419,417	8.21	3,442,752	—	1.25	(12.94)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values (continued)

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
T. Rowe Price Equity Series, Inc. (continued):
Personal Strategy Balanced:
2005	1,264,866	$13.49	$17,068,521	1.81%	1.25%	5.06%
2004	1,088,258	12.84	13,969,954	2.08	1.25	11.46
2003	958,929	11.52	11,048,932	2.25	1.25	23.21
2002	866,024	9.35	8,094,682	2.66	1.25	(8.96)
2001	653,152	10.27	6,704,611	2.97	1.25	(3.57)

T. Rowe Price International Series, Inc.:
International Stock:
2005	294,603	10.55	3,108,085	1.74	1.25	14.67
2004	269,908	9.20	2,484,494	1.20	1.25	12.33
2003	241,383	8.19	1,977,326	1.34	1.25	28.98
2002	226,603	6.35	1,439,901	0.98	1.25	(19.31)
2001	209,554	7.87	1,650,186	2.05	1.25	(23.22)

(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.
(4)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.
(5)	Subaccount commenced operations on October 1, 2001.
(6)	Subaccount commenced operations on May 1, 2003.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

7. Subsequent Events

Effective May 2, 2006, the Account will offer the following additional investment subaccounts to contract holders:

Subaccount	Invests Exclusively in Shares of

American Century Variable Portfolios, Inc.:
American Century Mid Cap Value	VP Mid Cap Value Fund
Value	VP Value Fund
Inflation Protection Bond	VP Inflation Protection Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ON CONSOLIDATED FINANCIAL STATEMENTS

The Board of Directors and Stockholder

Farm Bureau Life Insurance Company

We have audited the accompanying consolidated balance sheets of Farm Bureau Life Insurance Company as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Farm Bureau Life Insurance Company at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2004 the Company changed its method of accounting for guaranteed minimum death benefits and incremental death benefits on its variable annuities.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 3, 2006

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(Dollars in thousands, except per share data)

	December 31,
	2005	2004
Assets
Investments:
Fixed maturities – available for sale, at market (amortized cost: 2005 – $3,791,312; 2004 -$3,730,430)	$3,884,151	$3,916,035
Equity securities – available for sale, at market (cost: 2005 – $53,343; 2004 - $54,143)	81,075	69,822
Mortgage loans on real estate	537,122	521,237
Derivative instruments	5,961	3,242
Investment real estate, less allowances for depreciation of $2,235 in 2005 and $2,016 in 2004	9,501	9,441
Policy loans	156,037	155,379
Other long-term investments	1,300	1,300
Short-term investments	52,665	6,655

Total investments	4,727,812	4,683,111

Cash and cash equivalents	2,223	3,453
Securities and indebtedness of related parties	49,170	45,517
Accrued investment income	47,332	44,240
Reinsurance recoverable	81,621	76,372
Deferred policy acquisition costs	372,686	336,883
Deferred sales inducements	3,268	1,718
Value of insurance in force acquired	46,566	45,839
Property and equipment, less allowances for depreciation of $13,211 in 2005 and $12,294 in 2004	9,938	9,935
Goodwill	9,939	9,939
Other assets	15,095	12,218
Assets held in separate accounts	554,811	476,182

Total assets	$5,920,461	$5,745,407

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS (Continued)

(Dollars in thousands, except per share data)

	December 31,
	2005	2004
Liabilities and stockholder’s equity
Liabilities:
Policy liabilities and accruals:
Future policy benefits:
Interest sensitive and index products	$2,641,777	$2,559,598
Traditional life insurance and accident and health products	1,152,411	1,112,805
Unearned revenue reserve	27,494	27,552
Other policy claims and benefits	16,694	13,244

	3,838,376	3,713,199

Other policyholders’ funds:
Supplementary contracts without life contingencies	382,478	368,614
Advance premiums and other deposits	155,947	157,369
Accrued dividends	11,124	12,014

	549,549	537,997

Amounts payable to affiliates	4,880	2,621
Current income taxes	2,604	1,069
Deferred income taxes	110,256	123,641
Other liabilities	58,087	71,296
Liabilities related to separate accounts	554,811	476,182

Total liabilities	5,118,563	4,926,005

Minority interest in subsidiaries	35	3

Stockholder’s equity:
Preferred stock, 7 1/2% cumulative, par value $50.00 per share – authorized 6,000 shares	—	—
Common stock, par value $50.00 per share – authorized 994,000 shares, issued and outstanding 50,000 shares	2,500	2,500
Additional paid-in capital	171,222	171,222
Accumulated other comprehensive income	74,147	117,285
Retained earnings	553,994	528,392

Total stockholder’s equity	801,863	819,399

Total liabilities and stockholder’s equity	$5,920,461	$5,745,407

See accompanying notes.

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

(Dollars in thousands)

	Year ended December 31,
	2005	2004	2003
Revenues:
Interest sensitive and index product charges	$72,632	$69,949	$83,944
Traditional life insurance premiums	130,101	127,124	129,190
Accident and health premiums	385	480	566
Net investment income	292,855	270,200	393,248
Derivative income (loss)	(94)	295	17,078
Realized gains (losses) on investments	3,044	7,473	(2,008)
Other income	966	1,378	1,372

Total revenues	499,889	476,899	623,390
Benefits and expenses:
Interest sensitive and index product benefits	161,899	155,675	260,470
Traditional life insurance and accident and health benefits	81,527	78,625	75,852
Increase in traditional life and accident and health future policy benefits	36,825	34,259	32,745
Distributions to participating policyholders	21,704	23,502	27,443
Underwriting, acquisition and insurance expenses	103,506	109,484	133,243
Interest expense	3	—	453
Other expenses	2	41	47

Total benefits and expenses	405,466	401,586	530,253

	94,423	75,313	93,137
Income taxes	(30,806)	(20,908)	(31,322)
Minority interest in losses (earnings) of subsidiaries	(33)	(24)	3
Equity income, net of related income taxes	1,218	1,398	5,809

Net income	$64,802	$55,779	$67,627

See accompanying notes.

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY

(Dollars in thousands)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder’s Equity
Balance at January 1, 2003	$2,500	$146,292	$95,195	$558,849	$802,836
Comprehensive income:
Net income for 2003	—	—	—	67,627	67,627
Change in net unrealized investment gains/losses	—	—	26,355	—	26,355

Total comprehensive income					93,982
Adjustment resulting from capital transactions of equity investee	—	(85)	—	—	(85)
Capital contribution from parent	—	25,000	—	—	25,000
Cash dividends paid to parent	—	—	—	(15,000)	(15,000)
Dividend of EquiTrust Life Insurance Company to parent	—	—	(13,895)	(138,863)	(152,758)

Balance at December 31, 2003	2,500	171,207	107,655	472,613	753,975
Comprehensive income:
Net income for 2004	—	—	—	55,779	55,779
Change in net unrealized investment gains/losses	—	—	9,630	—	9,630

Total comprehensive income					65,409
Adjustment resulting from capital transactions of equity investee	—	15	—	—	15

Balance at December 31, 2004	2,500	171,222	117,285	528,392	819,399
Comprehensive income:
Net income for 2005	—	—	—	64,802	64,802
Change in net unrealized investment gains/losses	—	—	(43,138)	—	(43,138)

Total comprehensive income					21,664
Dividends paid to parent	—	—	—	(39,200)	(39,200)

Balance at December 31, 2005	$2,500	$171,222	$74,147	$553,994	$801,863

See accompanying notes.

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(Dollars in thousands)

	Year ended December 31,
	2005	2004	2003
Operating activities
Net income	$64,802	$55,779	$67,627
Adjustments to reconcile net income to net cash provided by operating activities:
Adjustments related to interest sensitive and index products:
Interest credited to account balances, excluding deferred sales inducements	130,857	126,399	202,599
Change in fair value of embedded derivatives	(12)	—	14,203
Charges for mortality and administration	(67,269)	(64,818)	(79,989)
Deferral of unearned revenues	897	807	1,264
Amortization of unearned revenue reserve	(1,241)	(1,753)	(1,763)
Provision for depreciation and amortization	5,229	4,544	(21,824)
Equity income, net of related taxes	(1,218)	(1,398)	(5,809)
Realized losses (gains) on investments	(3,044)	(7,473)	2,008
Increase in traditional life and accident and health benefit accruals	39,606	35,366	35,090
Policy acquisition costs deferred	(52,019)	(50,022)	(116,248)
Amortization of deferred policy acquisition costs	23,896	25,355	44,792
Amortization of deferred sales inducements	131	—	4,040
Change in accrued investment income	(3,092)	(5,646)	695
Change in amounts receivable from/payable to affiliates	2,259	6,434	120
Change in reinsurance recoverable	(5,249)	194	(21,536)
Change in current income taxes	879	34,534	(11,127)
Provision for deferred income taxes	9,843	708	(659)
Other	(2,449)	4,941	24,396

Net cash provided by operating activities	142,806	163,951	137,879

Investing activities
Sale, maturity or repayment of investments:
Fixed maturities – available for sale	523,302	869,117	1,704,603
Equity securities – available for sale	1,759	2,412	6,439
Mortgage loans on real estate	49,097	36,490	78,884
Investment real estate	—	23,958	632
Policy loans	32,643	33,237	37,621
Other long-term investments	—	1	2
Short-term investments – net	—	13,053	17,698

	606,801	978,268	1,845,879

Acquisition of investments:
Fixed maturities – available for sale	(616,439)	(1,298,681)	(2,442,029)
Equity securities – available for sale	(428)	(464)	(8,339)
Mortgage loans on real estate	(65,471)	(93,547)	(231,472)
Derivative instruments	(77)	—	—
Investment real estate	(39)	(1,286)	(4,720)
Policy loans	(33,301)	(32,815)	(36,171)
Other long-term investments	—	—	(4)
Short-term investments – net	(46,010)	—	—

	(761,765)	(1,426,793)	(2,722,735)

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

(Dollars in thousands)

	Year ended December 31,
	2005	2004	2003
Investing activities (continued)
Proceeds from disposal, repayments of advances and other distributions from equity investees	$2,206	$3,535	$13,071
Investments in and advances to related parties	(3,000)	(4,480)	(17,437)
Purchases of property and equipment	(1,235)	(5,864)	(366)
Disposal of property and equipment and other	17	3,296	417

Net cash used in investing activities	(156,976)	(452,038)	(881,171)

Financing activities
Receipts from interest sensitive and index products credited to policyholder account balances	431,410	406,416	1,117,549
Return of policyholder account balances on interest sensitive and index products	(398,605)	(269,663)	(395,993)
Distributions related to minority interests – net	(1)	(41)	(58)
Capital contribution from parent	—	—	25,000
Dividends paid to parent	(19,864)	—	(85,234)

Net cash provided by financing activities	12,940	136,712	661,264

Decrease in cash and cash equivalents	(1,230)	(151,375)	(82,028)
Cash and cash equivalents at beginning of year	3,453	154,828	236,856

Cash and cash equivalents at end of year	$2,223	$3,453	$154,828

Supplemental disclosures of cash flow information
Cash paid (received) during the year for:
Interest	$—	$—	$476
Income taxes	20,083	(14,333)	43,109
Non-cash operating activity:
Deferral of sales inducements	1,681	1,718	19,763
Non-cash investing activity:
Transfer of investments from securities and indebtedness of related parties to equity securities	—	—	38,312
Non-cash financing activity:
Refinancing of short-term debt	—	—	40,000
Dividend of securities to parent	19,336	—	—
Dividend of EquiTrust Life Insurance Company to parent, excluding cash and cash equivalents of $70,234:
Investments	—	—	2,113,876
Deferred policy acquisition costs	—	—	216,948
Deferred sales inducements	—	—	39,143
Other assets	—	—	140,650
Policy liabilities and accruals	—	—	(2,228,112)
Other liabilities	—	—	(139,981)

See accompanying notes.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Significant Accounting Policies

Nature of Business

Farm Bureau Life Insurance Company (we or the Company), a wholly-owned subsidiary of FBL Financial Group, Inc., operates predominantly in the life insurance industry. We market individual life insurance policies and annuity contracts to Farm Bureau members and other individuals and businesses in the Midwestern and Western sections of the United States through an exclusive agency force.

On December 31, 2003, we transferred our stock in our wholly-owned subsidiary, EquiTrust Life Insurance Company (EquiTrust Life), to our parent through an “extraordinary” dividend. The dividend, which was approved by the Iowa Insurance Commissioner, was recorded at $152.8 million, our carrying value for EquiTrust Life. EquiTrust Life’s net income totaled $14.4 million in 2003 and is included in our 2003 consolidated income statement. During this period, EquiTrust Life marketed variable products through alliances with other insurance companies through modified coinsurance agreements and a regional broker-dealer and assumed, through coinsurance agreements, a percentage of certain fixed and index annuities written by American Equity Investment Life Insurance Company (American Equity) and a percentage of traditional life, universal life and annuity business in force written by EMC National Life Company (EMCNL).

Consolidation

Our consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions have been eliminated.

Accounting Changes

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position (SOP) 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts.” The SOP provides guidance on the accounting for internal replacements of one insurance contract for another insurance contract. Under the SOP, an internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. As an extinguishment, the unamortized deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserves from the replaced contract are written off at the time of the extinguishment. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract is accounted for as a continuation of the replaced contract. The SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier application encouraged. The impact of adoption is not expected to be material as our current accounting policy for internal replacements substantially conforms to the guidance outlined in the SOP. We plan to adopt SOP 05-1 in 2007.

In June 2005, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (Statement) No. 154, “Accounting Changes and Error Corrections,” which is a replacement of Accounting Principals Board Opinion No. 20, “Accounting Changes” and FASB Statement No. 3, “Reporting Accounting Changes in Interim Financial Statements.” Statement No. 154 requires retrospective application to prior periods’ financial statements for all voluntary changes in accounting principle, unless impracticable. Statement No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 31, 2005. Statement No. 154 will have no immediate impact on our consolidated financial statements, though it will impact our presentation of future voluntary accounting changes, if any such changes occur.

Effective January 1, 2004, we adopted SOP 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts,” issued by the AcSEC. The SOP provides guidance on separate account presentation and valuation and the classification and valuation of long-duration contract liabilities. To comply with this SOP, we changed our method of computing reserves for guaranteed minimum death benefits (GMDB) and incremental death benefits (IDB) associated with our variable annuities.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Variable annuity and variable universal life contracts are the only contracts reported in our separate accounts. These contracts generally do not have any minimum guarantees other than minimum interest guarantees on funds deposited in our general account and GMDBs on our variable annuities. In addition, certain variable annuity contracts have an IDB rider that pays a percentage of the gain on the contract upon death of the contract holder. Information regarding our GMDBs and IDBs by type of guarantee and related separate account balance and net amount at risk (amount by which GMDB or IDB exceeds account value) is as follows:

	December 31, 2005		December 31, 2004
Type of Guarantee	Separate Account Balance	Net Amount at Risk	Separate Account Balance	Net Amount at Risk
	(Dollars in thousands)
Guaranteed minimum death benefit:
Return of net deposits	$206,486	$3,966	$203,263	$6,099
Return the greater of highest anniversary value or net deposits	122,764	188	64,875	—
Incremental death benefit	204,939	16,584	196,201	13,907

Total		$20,738		$20,006

The separate account assets are principally comprised of stock and bond mutual funds. The reserve for GMDBs and IDBs, determined using scenario-based modeling techniques and industry mortality assumptions, totaled $0.8 million at December 31, 2005 and $0.4 million at December 31, 2004. The weighted average age of the contract holders with a GMDB or IDB rider was 58 years at December 31, 2005 and 57 years at December 31, 2004.

Incurred benefits for GMDBs and IDBs totaled $0.6 million for 2005, ($0.2) million for 2004, excluding the impact of the adoption of SOP 03-1 and $0.3 million for 2003. Paid benefits for GMDBs and IDBs totaled less than $0.1 million for 2005 and 2004 and $0.1 million for 2003. The adoption of SOP 03-1 provisions relating to GMDBs and IDBs resulted in an increase to net income for 2004 totaling less than $0.1 million.

In January 2003, the FASB issued FASB Interpretation No. 46, “Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51.” Interpretation No. 46 establishes a variable interests model to follow when determining whether or not to consolidate an entity that is not evaluated for consolidation under the traditional voting interests model. This Interpretation generally requires that a company (investee) being evaluated under the variable interests model be consolidated if (a) the investor has decision making powers over the entity – that is, the ability to buy and sell assets or conduct operations or (b) the investor is exposed to the majority of the risks or rewards of the entity. In addition, the Interpretation requires that investments made by related parties be analyzed together in applying the variable interests model. The disclosure provisions of this Interpretation were effective for financial statements issued after January 31, 2003. The consolidation provisions are effective for new transactions entered into after January 31, 2003 and for pre-existing entities as of December 31, 2003. The adoption of the Interpretation did not have a material impact on our consolidated financial statements.

Investments

Fixed Maturities and Equity Securities

All of our fixed maturity securities, comprised of bonds and redeemable preferred stocks, which may be sold, are designated as “available for sale” and are reported at market value. Unrealized gains and losses on these securities, with the exception of unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities, are included directly in stockholder’s equity as a component of accumulated other comprehensive income. Unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities are recorded as a component of derivative income (loss) in the consolidated statements of income. The unrealized gains and losses are reduced by a provision for deferred income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve that would have been required as a charge or credit to income had such amounts been realized. Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities’ expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates prepayment assumptions to estimate the securities’ expected lives.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Equity securities, comprised of common and non-redeemable preferred stocks are designated as “available for sale” and reported at market value. The change in unrealized appreciation and depreciation of equity securities is included directly in stockholder’s equity, net of any related deferred income taxes, as a component of accumulated other comprehensive income.

Mortgage Loans on Real Estate

Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan (discounted at the loan’s effective interest rate), or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. Interest income on impaired loans is recorded on a cash basis.

Derivative Instruments

Derivative instruments include interest rate swaps used to reduce our exposure to increases in market interest rates on a portion of our annuity product portfolio. In addition, we also have call options that will be used to fund index credits and embedded derivatives associated with our index annuity business. All derivatives are recognized as either assets or liabilities in the consolidated balance sheets and measured at fair value.

Our interest rate swaps are accounted for as cash flow hedges. The swaps are carried on the consolidated balance sheet as either a derivative instrument or other liability. The effective portion of any unrealized gain or loss is recorded in accumulated other comprehensive income. If a portion of the hedges become ineffective, the ineffective portion of any unrealized gain or loss on the swap will be recorded in earnings as a component of derivative income (loss) as it occurs. The net periodic interest settlement between the interest paid and the interest received under these swaps is recorded as a component of interest sensitive and index product benefits.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in earnings in the period of change. See Note 3, “Derivative Instruments,” for more information regarding our derivative instruments and embedded derivatives.

Investment Real Estate

Investment real estate is reported at cost less allowances for depreciation. Real estate acquired through foreclosure, which is included with investment real estate in our consolidated balance sheets, is recorded at the lower of cost (which includes the balance of the mortgage loan, any accrued interest and any costs incurred to obtain title to the property) or estimated fair value on the foreclosure date. The carrying value of these assets is subject to regular review. For properties not held for sale, if indicators of impairment are present and a property’s expected undiscounted cashflows are not sufficient to recover the property’s carrying value, an impairment loss is recognized and the property’s cost basis is reduced to fair value. If the fair value, less estimated sales costs, of real estate held for sale decreases to an amount lower than its carrying value, the carrying value of the real estate is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments.

Other Investments

Policy loans are reported at unpaid principal balance. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Other long-term investments include an investment deposit which is reported at amortized cost.

Securities and indebtedness of related parties include investments in corporations and partnerships over which we may exercise significant influence. These corporations and partnerships operate predominately in the insurance, broker-dealer, investment company and real estate industries. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. For partnerships operating in the investment company industry, this income or loss includes changes in unrealized gains and losses in the partnerships’ investment portfolios. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder’s equity.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Accrued Investment Income

We discontinue the accrual of investment income on invested assets when it is determined that collection is uncertain.

Realized Gains and Losses on Investments

Realized gains and losses on sales of investments are determined on the basis of specific identification. The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its fair value and a specific write down is taken. Such reductions in carrying value are recognized as realized losses on investments. For fixed maturity securities and equity securities, the fair value becomes the new cost basis for the security and the cost basis is not adjusted for subsequent recoveries in fair value. However, for fixed maturity securities for which we can reasonably estimate future cash flows after a write down, the discount or reduced premium recorded, based on the new cost basis, will be amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and the current estimate of the amount and timing of future cash flows. It is difficult to estimate cash flows on securities that have been written down for an other-than-temporary impairment due to the inherent variability of cash flows associated with distressed securities and the volatility of market values with changes in market interest rates. Due to these difficulties, amortization of amounts previously recorded as realized losses is expected to be rare. No such amortization was recorded in 2005, 2004 or 2003.

Market Values

Market values of fixed maturity securities are reported based on quoted market prices, where available. Market values of fixed maturity securities not actively traded in a liquid market are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bond yields. Market values of the conversion features embedded in convertible fixed maturity securities are estimated using an option-pricing model. Market values of redeemable preferred stocks, equity securities, call options and interest rate swaps are based on the latest quoted market prices, or for those stocks not readily marketable, generally at values which are representative of the market values of comparable issues. Market values relating to when-issued securities are based on the difference between the fair value and the cost basis of the underlying investments. Market values at December 31, 2003 for the embedded derivatives in our reinsurance recoverable relating to call options assumed by EquiTrust Life were based on quoted market prices.

Cash and Cash Equivalents

For purposes of our consolidated statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Reinsurance Recoverable

We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable generally consists of the reinsurers’ share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. For business assumed from other companies, reinsurance recoverable generally consists of premium receivable, net of our share of benefits and expenses we owe to the ceding company.

We, through EquiTrust Life, assumed certain fixed and index annuity contracts issued by American Equity (the coinsurance agreement) through December 31, 2003. The call options used to fund the index credits on the index annuities were purchased by and maintained on the books of American Equity. Changes in market value of the call options, as well as option proceeds, are included as a component of derivative income (loss) on our consolidated statements of income. See Note 3, “Derivative Instruments,” for more information regarding these call options.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Deferred Policy Acquisition Costs, Deferred Sales Inducements and Value of Insurance In Force Acquired

Deferred policy acquisition costs include certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, to the extent recoverable from future policy revenues and gross profits. Deferred sales inducements include premium bonuses and bonus interest credited to contracts during the first contract year only. The value of insurance in force acquired represents the cost assigned to insurance contracts when an insurance company is acquired. The initial value is determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrued on the unamortized balance at a weighted average rate of 4.88% in 2005, 5.02% in 2004 and 5.28% in 2003.

For participating traditional life insurance, interest sensitive and index products, these costs are being amortized generally in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality and expense margins. That amortization is adjusted retrospectively through an unlocking process when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised. For nonparticipating traditional life products, these costs are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Property and Equipment

Property and equipment, comprised primarily of furniture, equipment and capitalized software costs, are reported at cost less allowances for depreciation and amortization. Depreciation and amortization expense is computed primarily using the straight-line method over the estimated useful lives of the assets. Furniture and equipment had a carrying value of $8.5 million at December 31, 2005 and $8.9 million at December 31, 2004, and estimated useful lives that generally range from two to twenty years. Capitalized software costs had a carrying value of $1.4 million at December 31, 2005 and $1.0 million at December 31, 2004, and estimated useful lives that range from two to five years. Depreciation expense for furniture and equipment was $0.4 million in 2005 and 2004 and $0.6 million in 2003. Amortization expense for capitalized software was $0.8 million in 2005, $1.3 million in 2004 and $2.2 million in 2003.

Goodwill

Goodwill represents the excess of the amount paid to acquire a company over the fair value of its net assets acquired. Goodwill is not amortized but is subject to annual impairment testing. We have performed impairment testing using cash flow analyses and determined none of our goodwill was impaired as of December 31, 2005 or December 31, 2004.

Future Policy Benefits

Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Future policy benefit reserves for index annuities are equal to the sum of the fair value of the embedded index options, accumulated index credits and the host contract reserve computed using a method similar to that used for interest sensitive products. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

For our direct business, interest crediting rates for interest sensitive products ranged from 2.40% to 5.35% in 2005, from 1.75% to 5.50% in 2004 and from 2.55% to 5.55% in 2003. For interest sensitive products assumed by EquiTrust Life through coinsurance agreements, interest crediting rates ranged from 3.25% to 12.00% in 2003. In 2003, a portion of the interest credited ($19.8 million) on business assumed by EquiTrust Life through the coinsurance agreement represents an additional interest credit on first-year premiums, payable until the first contract anniversary date (first-year bonus interest).

The liability for future policy benefits for direct participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 2.00% to 6.00%. The average rate of assumed investment yields used in estimating gross margins was 6.28% in 2005, 6.51% in 2004 and 6.87% in 2003. Accrued dividends for participating business are established for anticipated amounts earned to date that have not been paid.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The declaration of future dividends for participating business is at the discretion of the Board of Directors. Participating business accounted for 44% of direct receipts from policyholders during 2005 and 2004 and 43% in 2003, and represented 15% of life insurance in force at December 31, 2005, 2004 and 2003. The liability for future policy benefits for non-participating traditional life insurance is computed using a net level method, including assumptions as to mortality, persistency and interest and includes provisions for possible unfavorable deviations.

The liabilities for future policy benefits for accident and health insurance are computed using a net level (or an equivalent) method, including assumptions as to morbidity, mortality and interest and include provisions for possible unfavorable deviations. Policy benefit claims are charged to expense in the period that the claims are incurred.

The unearned revenue reserve reflects the unamortized balance of charges assessed to interest sensitive contract holders to compensate us for services to be performed over future periods (policy initiation fees). These charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

Guaranty Fund Assessments

From time to time, assessments are levied on us by guaranty associations in most states in which we are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes.

We had undiscounted reserves of $0.1 million at December 31, 2005 and December 31, 2004 to cover estimated future assessments on known insolvencies. We had assets totaling $0.2 million at December 31, 2005 and $0.1 million at December 31, 2004 representing estimated premium tax offsets on paid and future assessments. Expenses incurred for guaranty fund assessments, net of related premium tax offsets, totaled less than $0.1 million in 2005, 2004 and 2003. It is anticipated that estimated future guaranty fund assessments on known insolvencies will be paid during 2006 and substantially all the related future premium tax offsets will be realized during the five year period ending December 31, 2010. We believe the reserve for guaranty fund assessments is sufficient to provide for future assessments based upon known insolvencies and projected premium levels.

Deferred Income Taxes

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

Separate Accounts

The separate account assets and liabilities reported in our accompanying consolidated balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

Recognition of Premium Revenues and Costs

Revenues for interest sensitive, index and variable products consist of policy charges for the cost of insurance, asset charges, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. The timing of revenue recognition as it relates to these charges and fees is determined based on the nature of such charges and fees. Policy charges for the cost of insurance, asset charges and policy administration charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Certain policy initiation fees that represent compensation for services to be provided in the future are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are determined based upon contractual terms and are recognized upon surrender of a contract. Policy benefits and claims charged to expense include interest or index amounts credited to policyholder account balances (excluding sales inducements) and benefit claims incurred in excess of policyholder account balances during the period. Changes in the reserves for the embedded derivatives in the index annuities and amortization of deferred policy acquisition costs and deferred sales inducements are recognized as expenses over the life of the policy.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs and deferred sales inducements.

All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is generally amortized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.

Components of our underwriting, acquisition and insurance expenses are as follows:

	Year ended December 31,
	2005	2004	2003
	(Dollars in thousands)
Underwriting, acquisition and insurance expenses:
Commission expense, net of deferrals	$12,305	$12,683	$13,508
Amortization of deferred policy acquisition costs	23,896	25,355	44,792
Amortization of value of insurance in force acquired	2,861	2,321	3,140
Other underwriting, acquisition and insurance expenses, net of deferrals	64,444	69,125	71,803

Total	$103,506	$109,484	$133,243

Comprehensive Income

Unrealized gains and losses on our available-for-sale securities and interest rate swaps are included in accumulated other comprehensive income in stockholder’s equity. Other comprehensive income excludes net investment gains included in net income which represent transfers from unrealized to realized gains and losses. These amounts totaled $2.0 million in 2005, $1.2 million in 2004 and $1.0 million in 2003. These amounts, which have been measured through the date of sale, are net of income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve totaling ($1.3) million in 2005, ($1.2) million in 2004 and ($0.4) million in 2003.

Reclassifications

Certain amounts in the 2004 and 2003 consolidated statements of cash flows have been reclassified to conform to the 2005 financial statement presentation.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducements, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. Investment Operations

Fixed Maturities and Equity Securities

The following tables contain amortized cost and estimated market value information on fixed maturities and equity securities:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
	(Dollars in thousands)
December 31, 2005
Bonds:
Corporate securities	$1,749,075	$87,928	$(19,358)	$1,817,645
Mortgage and asset-backed securities	1,215,983	14,593	(9,255)	1,221,321
United States Government and agencies	365,893	5,286	(3,904)	367,275
State, municipal and other governments	243,436	7,607	(694)	250,349
Public utilities	145,307	5,972	(1,886)	149,393
Redeemable preferred stocks	71,618	6,557	(7)	78,168

Total fixed maturities	$3,791,312	$127,943	$(35,104)	$3,884,151

Equity securities	$53,343	$27,942	$(210)	$81,075

December 31, 2004
Bonds:
Corporate securities	$1,592,416	$124,500	$(3,687)	$1,713,229
Mortgage and asset-backed securities	1,469,382	42,017	(4,326)	1,507,073
United States Government and agencies	304,378	5,809	(449)	309,738
State, municipal and other governments	195,520	5,970	(680)	200,810
Public utilities	104,968	8,144	(367)	112,745
Redeemable preferred stocks	63,766	8,674	—	72,440

Total fixed maturities	$3,730,430	$195,114	$(9,509)	$3,916,035

Equity securities	$54,143	$15,815	$(136)	$69,822

Short-term investments have been excluded from the above schedules as amortized cost approximates market value for these securities.

The carrying value and estimated market value of our portfolio of available-for-sale fixed maturity securities at December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Market Value
	(Dollars in thousands)
Due in one year or less	$45,443	$45,532
Due after one year through five years	284,018	291,753
Due after five years through ten years	806,056	816,815
Due after ten years	1,368,194	1,430,562

	2,503,711	2,584,662
Mortgage and asset-backed securities	1,215,983	1,221,321
Redeemable preferred stocks	71,618	78,168

	$3,791,312	$3,884,151

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Net unrealized investment gains on fixed maturity and equity securities classified as available for sale and interest rate swaps, recorded directly to stockholder’s equity were comprised of the following:

	December 31,
	2005	2004
	(Dollars in thousands)
Unrealized appreciation on:
Fixed maturities – available for sale	$92,839	$185,605
Equity securities – available for sale	27,732	15,679
Interest rate swaps	5,524	3,242

	126,095	204,526

Adjustments for assumed changes in amortization pattern of:
Deferred policy acquisition costs	(10,238)	(17,918)
Value of insurance in force acquired	(2,552)	(6,140)
Unearned revenue reserve	374	660
Provision for deferred income taxes	(39,787)	(63,395)

	73,892	117,733

Proportionate share of net unrealized investment gains (losses) of equity investees	255	(448)

Net unrealized investment gains	$74,147	$117,285

The changes in net unrealized investment gains and losses are recorded net of deferred income taxes and other adjustments for assumed changes in the amortization pattern of deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve totaling ($34.2) million in 2005, $6.9 million in 2004 and ($24.3) million in 2003.

The following tables set forth the estimated market value and unrealized losses of fixed maturity securities in an unrealized loss position that are not deemed to be other-than-temporarily impaired. These are listed by investment category and the length of time the securities have been in an unrealized loss position:

December 31, 2005

	Less than one year		One year or more		Total
Description of Securities	Estimated Market Value	Unrealized Losses	Estimated Market Value	Unrealized Losses	Estimated Market Value	Unrealized Losses
	(Dollars in thousands)
Corporate securities	$565,602	$(16,969)	$69,695	$(2,389)	$635,297	$(19,358)
Mortgage and asset-backed securities	420,979	(4,728)	108,552	(4,527)	529,531	(9,255)
United States Government and agencies	227,997	(3,434)	24,722	(470)	252,719	(3,904)
State, municipal and other governments	49,116	(678)	856	(16)	49,972	(694)
Public utilities	58,468	(1,456)	7,380	(430)	65,848	(1,886)
Redeemable preferred stocks	3,341	(7)	—	—	3,341	(7)

Total fixed maturities	$1,325,503	$(27,272)	$211,205	$(7,832)	$1,536,708	$(35,104)

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2004

	Less than one year		One year or more		Total
Description of Securities	Estimated Market Value	Unrealized Losses	Estimated Market Value	Unrealized Losses	Estimated Market Value	Unrealized Losses
	(Dollars in thousands)
Corporate securities	$199,548	$(3,463)	$7,351	$(224)	$206,899	$(3,687)
Mortgage and asset-backed securities	145,257	(2,760)	51,596	(1,566)	196,853	(4,326)
United States Government and agencies	88,003	(449)	—	—	88,003	(449)
State, municipal and other governments	48,281	(648)	2,242	(32)	50,523	(680)
Public utilities	19,208	(367)	—	—	19,208	(367)

Total fixed maturities	$500,297	$(7,687)	$61,189	$(1,822)	$561,486	$(9,509)

Included in the above table are 307 securities from 216 issuers at December 31, 2005 and 109 securities from 92 issuers at December 31, 2004. These increases are primarily due to the impact of increases in market interest rates during 2005. The following summarizes the details describing the more significant unrealized losses by investment category as of December 31, 2005.

Corporate securities: The unrealized losses on corporate securities totaled $19.4 million, or 55.1% of our total unrealized losses. The largest losses were in the manufacturing sector ($140.1 million carrying value and $8.5 million unrealized loss) and in the financial services sector ($326.9 million carrying value and $6.2 million unrealized loss). The largest unrealized losses in the manufacturing sector were in the transportation manufacturing sector ($29.9 million carrying value and $4.6 million unrealized loss) and the paper and allied products sector ($22.6 million carrying value and $1.5 million unrealized loss). The unrealized loss in the transportation manufacturing industry is mainly due to credit spread widening on issues involved in automobile manufacturing and automobile parts manufacturing. These sectors have been hurt by poor operating results and weak competitive positions due to high operating cost structures. The unrealized loss in the paper and allied products sector is mainly due to spread widening that is the result of weaker operating results. In addition, we believe there are concerns that the sector may see increased equity enhancing activity by management, such as common stock buybacks, which could be detrimental to credit quality. The unrealized loss in the financial sector and the remaining corporate sectors was caused primarily by a rise in market interest rates. Because we have the ability and intent to hold these investments until a recovery of fair value, which may be maturity, we do not consider these investments to be other-than temporarily impaired at December 31, 2005.

Mortgage and asset-backed securities: The unrealized losses on mortgage and asset-backed securities were caused primarily by increases in market interest rates. We purchased most of these investments at a discount to their face amount and the contractual cash flows of these investments are based on mortgages and other assets backing the securities. Because the decline in market value is attributable to changes in market interest rates and not credit quality, and because we have the ability and intent to hold these investments until a recovery of fair value, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2005.

United States Government and agencies: The unrealized losses on U.S. Governments and agencies were caused by increases in market interest rates. We purchased these investments at a discount to their face amount and the contractual cash flows of these investments are based on direct guarantees from the U.S. Government and by agencies of the U.S. Government. Because the decline in market value is attributable to changes in market interest rates and not credit quality, and because we have the ability and intent to hold these investments until a recovery of fair value, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2005.

State municipal and other governments: The unrealized losses on state, municipal and other governments were caused by increases in market interest rates. We purchased these investments at a discount to their face amount and the contractual cash flows of these investments are based on the taxing authority of a municipality or the revenues of a municipal project. Because the decline in market value is attributable to changes in market interest rates and not

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

credit quality, and because we have the ability and intent to hold these investments until a recovery of fair value, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2005.

Public utilities: Unrealized losses on public utilities totaled $1.9 million at December 31, 2005. The largest portion of this loss ($0.6 million) is attributable to two issues with a total carrying value of $9.4 million. The unrealized loss on these issues was due to an increase in market interest rates and a modest widening in the credit spreads. The credit spreads widened because one of the utilities operates in the Gulf Coast region and the other utilities’ parent company had operations in the Gulf Coast region. The markets appear to be factoring in concern as to whether the issuers will be able to recover all of the infrastructure repair costs that will be incurred as a result of hurricane damage. These issues are still rated investment grade and given that they are first mortgage bonds, it is probable that all payments on the issues will be made. Because we have the ability and intent to hold these investments until recovery of fair value, which may be maturity, we do not consider the investment in these two issues to be other-than-temporarily impaired at December 31, 2005. The remaining $1.3 million of unrealized losses on public utility investments are from 17 issues with a total fair value of $56.4 million. These unrealized losses were caused primarily by an increase in market interest rates. We have the ability and intent to hold these investments until recovery of fair value, which may be maturity, and we do not consider these investments to be other-than-temporarily impaired at December 31, 2005.

We monitor the financial condition and operations of the issuers of securities rated below investment grade and of the issuers of certain investment grade securities on which we have concerns regarding credit quality. In determining whether or not an unrealized loss is other than temporary, we review factors such as:

•	historical operating trends;

•	business prospects;

•	status of the industry in which the company operates;

•	analyst ratings on the issuer and sector;

•	quality of management;

•	size of the unrealized loss;

•	length of time the security has been in an unrealized loss position; and

•	our intent and ability to hold the security.

We also have $0.2 million of gross unrealized losses on equity securities with an estimated market value of $0.6 million at December 31, 2005 and $0.1 million of gross unrealized losses on equity securities with an estimated market value of $0.7 million at December 31, 2004 These equity securities have been in an unrealized loss position for more than one year.

Mortgage Loans on Real Estate

Our mortgage loan portfolio consists principally of commercial mortgage loans that we have originated. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type.

We have provided an allowance for possible losses against our mortgage loan portfolio. An analysis of this allowance, which consists of specific reserves, is as follows:

	Year ended December 31,
	2005	2004	2003
	(Dollars in thousands)
Balance at beginning of year	$3,500	$3,500	$55
Realized losses	479	—	3,500
Sales	(3,979)	—	(55)

Balance at end of year	$—	$3,500	$3,500

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

We do not have any impaired loans (those loans in which we do not believe we will collect all amounts due according to the contractual terms of the respective loan agreements) at December 31, 2005. The carrying value of impaired loans was $4.2 million at December 31, 2004.

Investment Real Estate

We have provided an allowance for possible losses against our investment real estate. An analysis of this allowance, which consists of specific reserves, is as follows:

	Year ended December 31,
	2005	2004	2003
	(Dollars in thousands)
Balance at beginning of year	$618	$1,009	$817
Realized losses	82	73	218
Sales	—	(464)	(26)

Balance at end of year	$700	$618	$1,009

Net Investment Income

Components of net investment income are as follows:

	Year ended December 31,
	2005	2004	2003
	(Dollars in thousands)
Fixed maturities – available for sale	$244,052	$228,309	$340,619
Equity securities – available for sale	524	464	1,098
Mortgage loans on real estate	36,334	34,346	39,220
Investment real estate	1,212	2,510	2,187
Policy loans	9,314	9,358	11,274
Other long-term investments	—	—	152
Short-term investments, cash and cash equivalents	743	1,433	2,849
Prepayment fee income and other	7,094	2,445	7,078

	299,273	278,865	404,477
Less investment expenses	(6,418)	(8,665)	(11,229)

Net investment income	$292,855	$270,200	$393,248

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Realized and Unrealized Gains and Losses

Realized gains (losses), recorded as a component of income, and the change in unrealized appreciation/depreciation on investments and interest rate swaps, recorded as a component of the change in accumulated other comprehensive income, are summarized below:

	Year ended December 31,
	2005	2004	2003
	(Dollars in thousands)
Realized - income
Fixed maturities – available for sale	$2,850	$2,416	$1,997
Equity securities – available for sale	433	(18)	(553)
Mortgage loans on real estate	(479)	—	(3,453)
Investment real estate	240	5,181	(379)
Securities and indebtedness of related parties	—	(85)	—
Notes receivable and other	—	(21)	380

Realized gains (losses) on investments	$3,044	$7,473	$(2,008)

Unrealized – accumulated other comprehensive income
Fixed maturities – available for sale	$(92,766)	$10,568	$(28,727)
Equity securities – available for sale	12,053	4,213	12,117
Interest rate swaps	2,282	967	2,275

Change in unrealized appreciation/depreciation of investments	$(78,431)	$15,748	$(14,335)

An analysis of sales, maturities and principal repayments of our fixed maturities portfolio is as follows:

	Amortized Cost	Gross Realized Gains	Gross Realized Losses	Proceeds
	(Dollars in thousands)
Year ended December 31, 2005
Scheduled principal repayments – available for sale	$427,415	$—	$—	$427,415
Sales – available for sale	134,020	6,194	(1,588)	138,626

Total	$561,435	$6,194	$(1,588)	$566,041

Year ended December 31, 2004
Scheduled principal repayments – available for sale	$692,072	$—	$—	$692,072
Sales – available for sale	169,008	8,389	(352)	177,045

Total	$861,080	$8,389	$(352)	$869,117

Year ended December 31, 2003
Scheduled principal repayments – available for sale	$1,515,298	$—	$—	$1,515,298
Sales – available for sale	178,128	15,402	(4,225)	189,305

Total	$1,693,426	$15,402	$(4,225)	$1,704,603

In December 2005, we exchanged certain bonds with EquiTrust Life. We received bonds from EquiTrust Life with a fair value of $44.1 million in exchange for bonds with a fair value of $42.7 million, accrued interest of $0.9 million and $0.5 million in cash. We realized a gain of $0.3 million on the transaction.

Realized losses on fixed maturities totaling $2.1 million in 2005, $6.1 million in 2004 and $9.2 million in 2003 were incurred as a result of writedowns for other than temporary impairment of fixed maturity securities.

Income taxes (credits) include a provision of $1.1 million in 2005, $2.6 million in 2004 and ($0.7) million in 2003 for the tax effect of realized gains and losses.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Variable Interest Entities

We have investments in several variable interest entities for which we are not considered the primary beneficiary. These investments consist of common and preferred stock investments in a company that operates in the broker/dealer industry and certain mezzanine commercial real estate loans on real estate properties. The broker/dealer had revenues totaling $49.7 million for 2005 and $43.9 million for 2004 and $30.3 million for 2003. There were three real estate projects in 2005 and four real estate projects in 2004 and 2003. Each real estate project has assets totaling less than $17.0 million at December 31, 2005 and December 31, 2004 and less than $16.0 million at December 31, 2003. Our investments in these entities were made during the period from 2002 to 2005. Our maximum exposure to loss is the carrying value of our investments which totaled $5.0 million at December 31, 2005 and $4.6 million at December 31, 2004 for the broker/dealer and $4.3 million at December 31, 2005 and $6.2 million at December 31, 2004 for the mezzanine commercial real estate loans.

Other

We have a common stock investment in American Equity’s parent, American Equity Investment Life Holding Company (AEL), valued at $72.0 million at December 31, 2005 and $59.5 million at December 31, 2004. American Equity underwrites and markets life insurance and annuity products throughout the United States. In December 2003, AEL completed an initial public offering (IPO). Prior to the IPO, we accounted for AEL using the equity method and, due to the timing of the availability of financial information, we recorded our share of AEL’s results one quarter in arrears. As a result of the IPO, our percentage ownership interest in AEL decreased and we discontinued applying the equity method of accounting and began recording the investment at market value in the equity securities line on the consolidated balance sheet.

Summarized financial information for AEL and our common stock ownership percentage is as follows:

As of or for the twelve-month period ended September 30, 2003
(Dollars in thousands)
Total cash and investments	$5,816,845
Total assets	6,634,396
Long-term debt	132,963
Total liabilities	6,515,048
Minority interest	25,910
Total revenues	415,597
Income from continuing operations	21,025
Net income	21,025
Percentage ownership of common stock	32.1%

At December 31, 2003, we also owned preferred stock issued by AEL with a carrying value totaling $2.3 million. During 2004, this investment was converted to common stock.

We paid dividends to FBL Financial Group, Inc. of $39.2 million in 2005 and $15.0 million in 2003. The 2005 dividend included fixed maturity securities and accrued interest with a market value of $19.3 million and cash of $19.9 million.

During 2004, we sold certain investment real estate properties to Farm Bureau Mutual Insurance Company (Farm Bureau Mutual), an affiliate, at their fair market value of $20.0 million. A realized gain of $5.3 million was recognized related to these transactions.

At December 31, 2005, affidavits of deposits covering investments with a carrying value totaling $4,283.5 million were on deposit with state agencies to meet regulatory requirements. Also, fixed maturity securities with a carrying value of $44.5 million were on deposit with the Federal Home Loan Bank as collateral for our funding agreement.

At December 31, 2005, we had not committed to provide additional funding for mortgage loans on real estate.

We received cash collateral for derivative transactions totaling $1.9 million at December 31, 2005 and 2004 that was invested and included in the consolidated balance sheet with a corresponding amount recorded in other liabilities.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 2005 include real estate, fixed maturities, equity securities and other long-term investments totaling $2.7 million.

No investment in any entity or its affiliates (other than bonds issued by agencies of the United States Government) exceeded ten percent of stockholder’s equity at December 31, 2005.

3. Derivative Instruments

We have six interest rate swaps to manage interest rate risk associated with a portion of our flexible premium deferred annuity contracts. Under the interest rate swaps, we pay a fixed rate of interest and receive a floating rate of interest on a notional amount totaling $300.0 million. Details regarding the swaps are as follows (dollars in thousands):

				Carrying and Fair Value at December 31,
Maturity Date	Notional Amount	Receive Rate	Pay Rate	2005	2004
5/1/2006	$50,000	1 month LIBOR*	2.545%	$313	$313
4/1/2008	50,000	3 month LIBOR*	3.865	1,063	—
7/1/2008	50,000	1 month LIBOR*	2.579	2,175	1,359
7/1/2008	50,000	1 month LIBOR*	2.465	2,333	1,570
1/1/2010	50,000	1 month LIBOR*	4.858	11	—
12/1/2010	50,000	1 month LIBOR*	5.040	(371)	—

	$300,000			$5,524	$3,242

*	London Interbank Offered Rate

These interest rate swaps effectively fix the interest crediting rate on a portion of our flexible premium deferred annuity contract liabilities thereby hedging our exposure to increases in market interest rates. We formally document this hedging relationship, including identification of the interest rate swaps as the hedging instruments and interest credited to the related flexible premium deferred annuity contract liabilities as the hedged transactions. We also document our risk management objectives and strategies for undertaking these transactions. Interest sensitive product benefits decreased by $1.0 million in 2005, and increased $1.6 million in 2004 and $1.2 million in 2003 as a result of the net interest settlements on the interest rate swaps. There was no ineffectiveness recorded in the consolidated statements of income during 2005, 2004 or 2003.

The index annuities assumed by EquiTrust Life under the coinsurance agreement guarantee the return of principal to the contract holder and credit amounts based on a percentage of the gain in a specified market index. Most of the premium received is invested in investment grade fixed income securities and is intended to cover the minimum guaranteed value due to the contract holder at the end of the contract term. A portion of the premium received from the contract holder is used to purchase derivatives consisting of one-year call options on the applicable market indices to fund the index credits due to the index annuity contract holders. On the respective anniversary dates of the index annuity contracts, the market index used to compute the annual index credits is reset and new one-year call options are purchased to fund the next annual index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities.” Therefore, the change in fair value of the options is recognized in earnings in the period of change. The cost of the options can be managed through the terms of the index annuities, which permit changes to participation rates, asset fees and/or caps, subject to guaranteed minimums. Derivative income (loss) includes $16.8 million for 2003 relating to call option proceeds and changes in fair value.

During the fourth quarter of 2005, our exclusive agency force also began selling index annuities, which are accounted for similar to the index annuities we assumed under the coinsurance agreement described above. We held call options relating to this business with a fair value of $0.1 million at December 31, 2005. Derivative income (loss) includes less than $0.1 million for 2005 relating to changes in fair value on these call options.

The reserve for index annuity contracts includes a series of embedded derivatives that represent the contract holder’s right to participate in index returns over the expected lives of the applicable contracts. The reserve includes the value of the embedded forward options despite the fact that call options are not purchased for a period longer than the period of time to the next index reset date. The change in the value of this embedded derivative is included in

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

interest sensitive and index product benefits in the consolidated statements of income and totaled less than $0.1 million on our exclusive distribution business for 2005 and $14.2 million on contracts assumed by EquiTrust Life for 2003.

We, through EquiTrust Life, have modified coinsurance agreements where interest on funds withheld is determined by reference to a pool of fixed maturity securities. These arrangements contain embedded derivatives requiring bifurcation. Embedded derivatives in these contracts are recorded at fair value at each balance sheet date and changes in the fair values of the derivatives are recorded as derivative income or loss. Derivative income from these modified coinsurance contracts totaled $0.4 million in 2003.

We occasionally purchase asset-backed securities and agree to settle at a future date, even though the same security or an essentially similar security could be settled at an earlier date. For these “when issued” securities, any changes in the market value of the security from the trade date through the settlement date are recorded as derivative income (loss) rather than as a component of accumulated other comprehensive income. While we didn’t purchase any when issued securities in 2005 or 2004, derivative loss from when issued securities totaled $0.6 million in 2003.

4. Fair Values of Financial Instruments

Statement No. 107, “Disclosures About Fair Value of Financial Instruments,” requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent our underlying value.

We used the following methods and assumptions in estimating our fair value disclosures for financial instruments.

Fixed maturity securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bond yields.

Equity securities: The fair values for equity securities are based on quoted market prices, where available. For equity securities that are not actively traded, estimated fair values are based on values of comparable issues.

Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows using interest rates currently being offered for similar loans.

Derivative instruments: Fair values for call options and interest rate swaps are based on quoted market prices.

Policy loans: Fair values are estimated by discounting expected cash flows using a risk-free interest rate based on the U.S. Treasury curve.

Cash and short-term investments and other long-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Securities and indebtedness of related parties: For equity securities that are not actively traded, estimated fair values are based on values of comparable issues. As allowed by Statement No. 107, fair values are not assigned to investments accounted for using the equity method.

Assets held in separate accounts: Separate account assets are reported at estimated fair value in our consolidated balance sheets.

Future policy benefits and other policyholders’ funds: Fair values of our liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities, deposit administration funds, funding

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

agreements and supplementary contracts) are estimated using one of two methods. For contracts with known maturities, fair value is determined using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For contracts without known maturities, fair value is cash surrender value, the cost we would incur to extinguish the liability. We are not required to estimate the fair value of our liabilities under other insurance contracts.

Other liabilities: Fair values for interest rate swaps are based on quoted market prices. We are not required to estimate fair value for the remainder of the other liabilities balance.

Liabilities related to separate accounts: Separate account liabilities are estimated at cash surrender value, the cost we would incur to extinguish the liability.

The following sets forth a comparison of the fair values and carrying values of our financial instruments subject to the provisions of Statement No. 107:

	December 31,
	2005		2004
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(Dollars in thousands)
Assets
Fixed maturities – available for sale	$3,884,151	$3,884,151	$3,916,035	$3,916,035
Equity securities – available for sale	81,075	81,075	69,822	69,822
Mortgage loans on real estate	537,122	543,030	521,237	540,001
Derivative instruments	5,961	5,961	3,242	3,242
Policy loans	156,037	171,049	155,379	179,375
Other long-term investments	1,300	1,300	1,300	1,300
Cash and short-term investments	54,888	54,888	10,108	10,108
Securities and indebtedness of related parties	32,057	32,057	27,974	27,974
Assets held in separate accounts	554,811	554,811	476,182	476,182

Liabilities
Future policy benefits	$1,903,682	$1,861,239	$1,832,910	$1,790,305
Other policyholders’ funds	537,413	556,369	525,023	554,377
Other liabilities	371	371	—	—
Liabilities related to separate accounts	554,811	540,159	476,182	465,265

5. Reinsurance and Policy Provisions

Reinsurance

In the normal course of business, we seek to limit our exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Our reinsurance coverage for life insurance varies according to the age and risk classification of the insured with retention limits ranging up to $1.0 million of coverage per individual life for business in force at December 31, 2005. New sales of term life products are reinsured on a first dollar quota share basis. We do not use financial or surplus relief reinsurance. Life insurance in force ceded totaled $6,858.6 million (19.4% of direct life insurance in force) at December 31, 2005 and $6,224.8 million (18.7% of direct life insurance in force) at December 31, 2004.

In addition to the cession of risks in excess of specific retention limits, we had, through EquiTrust Life, reinsurance agreements with variable alliance partners to cede a specified percentage of risks associated with variable universal life and variable annuity contracts. Under these agreements, we paid the alliance partners their reinsurance percentage of charges and deductions collected on the reinsured polices. The alliance partners in return paid us their reinsurance percentage of benefits in excess of related account balances. In addition, the alliance partners paid us an expense allowance for certain new business, development and maintenance costs on the reinsured contracts.

We participate in a reinsurance pool with various unaffiliated life insurance companies to mitigate the impact of a catastrophic event on our financial position and results of operations. Members of the pool share in the eligible catastrophic losses based on their size and contribution to the pool. Under the pool arrangement, we will be able to

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

cede approximately 60% of catastrophic losses after other reinsurance and a deductible of $0.7 million. Pool losses are capped at $7.6 million per event and the maximum loss we could incur as a result of losses assumed from other pool members is $2.7 million per event.

In total, insurance premiums and product charges have been reduced by $29.4 million in 2005, $28.8 million in 2004 and $27.8 million in 2003 and insurance benefits have been reduced by $15.5 million in 2005, $14.7 million in 2004 and $15.4 million in 2003 as a result of cession agreements.

Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, we would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.

See also Note 1, “Significant Accounting Policies,” and Note 3, “Derivative Instruments,” for a discussion of business assumed through EquiTrust Life.

We assume certain life insurance business from EquiTrust Life. Under this agreement, life insurance inforce assumed totaled $129.3 million (0.5% of total life insurance in force) at December 31, 2005, $119.0 million (0.4% of total life insurance in force) at December 31, 2004 and $90.0 million (0.3% of total life insurance in force) at December 31, 2003. In total, premiums and product charges assumed totaled $0.1 million in 2005, $0.2 million in 2004 and $18.1 million in 2003. Insurance benefits assumed totaled $10.4 million in 2003. We did not assume any benefits in 2005 and 2004.

Policy Provisions

An analysis of the value of insurance in force acquired is as follows:

	Year ended December 31,
	2005	2004	2003
	(Dollars in thousands)
Excluding impact of net unrealized investment gains and losses:
Balance at beginning of year	$51,979	$54,300	$57,440
Accretion of interest during the year	2,218	2,407	3,034
Amortization of asset	(5,079)	(4,728)	(6,174)

Balance prior to impact of net unrealized investment gains and losses	49,118	51,979	54,300
Impact of net unrealized investment gains and losses	(2,552)	(6,140)	(6,973)

Balance at end of year	$46,566	$45,839	$47,327

Net amortization of the value of insurance in force acquired, based on expected future gross profits/margins, for the next five years and thereafter is expected to be as follows: 2006 - $2.7 million; 2007 - $2.6 million; 2008 - $2.5 million; 2009 - $2.4 million; 2010 - $2.5 million; and thereafter, through 2030 - $36.4 million.

6. Income Taxes

We file a consolidated federal income tax return with FBL Financial Group, Inc. and a majority of its subsidiaries. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing a benefit to the extent their losses contribute to reduce consolidated taxes.

Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Income tax expenses (credits) are included in the consolidated financial statements as follows:

	Year ended December 31,
	2005	2004	2003
	(Dollars in thousands)
Taxes provided in consolidated statements of income on:
Income before minority interest in earnings of subsidiaries and equity income:
Current	$20,963	$20,200	$31,981
Deferred	9,843	708	(659)

	30,806	20,908	31,322

Equity income – current	656	752	3,127

Taxes provided in consolidated statement of changes in stockholder’s equity:
Change in net unrealized investment gains/losses – deferred	(23,228)	5,185	14,203
Adjustment resulting from capital transaction of equity investee – deferred	—	8	(46)

	(23,228)	5,193	14,157

	$8,234	$26,853	$48,606

The effective tax rate on income before income taxes, minority interest in earnings of subsidiaries and equity income is different from the prevailing federal income tax rate as follows:

	Year ended December 31,
	2005	2004	2003
	(Dollars in thousands)
Income before income taxes, minority interest in earnings of subsidiaries and equity income	$94,423	$75,313	$93,137

Income tax at federal statutory rate (35%)	$33,048	$26,360	$32,598
Tax effect (decrease) of:
Reversal of tax accruals no longer necessary based on events and analysis performed during the year	(525)	(4,502)	—
Tax-exempt dividend and interest income	(1,370)	(1,026)	(1,167)
Gain on dividend of home office properties	(369)	(369)	(369)
State income taxes	119	91	229
Other items	(97)	354	31

Income tax expense	$30,806	$20,908	$31,322

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The tax effect of temporary differences giving rise to our deferred income tax assets and liabilities is as follows:

	December 31,
	2005	2004
	(Dollars in thousands)
Deferred income tax liabilities:
Fixed maturity and equity securities	$47,341	$72,728
Deferred policy acquisition costs	102,297	91,727
Value of insurance in force acquired	16,298	16,044
Other	5,905	7,236

	171,841	187,735

Deferred income tax assets:
Future policy benefits	(49,242)	(49,980)
Accrued dividends	(3,864)	(4,180)
Accrued benefit and compensation costs	(6,654)	(7,841)
Other	(1,825)	(2,093)

	(61,585)	(64,094)

Deferred income tax liability	$110,256	$123,641

7. Credit Arrangements

EquiTrust Life and Farm Bureau Mutual Insurance Company have each extended lines of credit to us in the amount of $10.0 million. Any borrowings are due within 30 days and interest on these agreements is charged at a variable rate equal to the one month LIBOR. We do not have any borrowings on these lines of credit at December 31, 2005 or 2004.

FBL Financial Group, Inc. has extended a line of credit to us in the amount of $75.0 million. Interest on any borrowings under this arrangement is charged at a rate equal to the prime rate of a national bank. No borrowings have been made on this line of credit.

8. Retirement Plans

We participate with several affiliates in various multiemployer defined benefit plans. These plans cover substantially all our employees and the employees of the other participating companies who have attained age 21 and one year of service. Benefits are based on years of service and the employee’s compensation. One of these plans provides supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. Net periodic pension cost of the plans is allocated between participants generally on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $5.6 million in 2005 and $4.4 million in 2004 and 2003.

We participate with several affiliates in a 401(k) defined contribution plan which covers substantially all employees. We contribute FBL Financial Group, Inc. stock in an amount equal to 100% of an employee’s contributions up to 2% of the annual salary contributed by the employee and an amount equal to 50% of an employee’s contributions between 2% and 4% of the annual salary contributed by the employee. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Expense related to the plan totaled $0.6 million in 2005, 2004 and 2003.

We have established deferred compensation plans for certain key current and former employees and have certain other benefit plans which provide for retirement and other benefits. Liabilities for these plans are accrued as the related benefits are earned.

Certain of the assets related to these plans are on deposit with us and amounts relating to these plans are included in our financial statements. In addition, certain amounts included in the policy liabilities for interest sensitive products relate to deposit administration funds maintained by us on behalf of affiliates.

In addition to benefits offered under the aforementioned benefit plans, we and several other affiliates sponsor a plan that provides group term life insurance benefits to retirees who have worked full-time for ten years and attained age

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

55 while in service. Postretirement benefit expense is allocated in a manner consistent with pension expense discussed above. Postretirement benefit expense totaled $0.1 million for 2005 and 2004 and less than $0.1 million for 2003.

9. Management and Other Agreements

We share certain office facilities and services with the Iowa Farm Bureau Federation (IFBF), Kansas Farm Bureau (through December 2005) and their affiliated companies. These expenses are allocated on the basis of cost and time studies that are updated annually and consist primarily of rent, salaries and related expenses, travel and other operating costs. The IFBF and Kansas Farm Bureau are both stockholders of FBL Financial Group, Inc. with the IFBF being FBL Financial Group, Inc.’s majority owner.

We lease office space under an annually renewable lease from Farm Bureau Mutual. Related lease expense totaled $0.7 million in 2005 and 2004 and $0.6 million in 2003. This lease was terminated in December 2005.

We participate in a management agreement with FBL Financial Group, Inc., under which FBL Financial Group, Inc. provides general business, administration and management services. In addition, Farm Bureau Management Corporation, a wholly-owned subsidiary of the IFBF, provides certain management services to us under a separate arrangement. We incurred related expenses totaling $2.0 million in 2004, $2.3 million in 2004 and $2.2 million in 2003.

We have equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc. We incurred expenses totaling $3.1 million during 2005 and 2004 and $3.2 million during 2003 under these agreements.

EquiTrust Investment Management Services, Inc., an indirect wholly-owned subsidiary of FBL Financial Group, Inc., provides investment advisory services for us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $5.0 million during 2005, $4.8 million during 2004 and $6.0 million during 2003 related to these services.

We have marketing agreements with the Farm Bureau property-casualty companies operating within our marketing territory, including Farm Bureau Mutual and another affiliate. Under the marketing agreements, the property-casualty companies are responsible for development and management of our agency force for a fee. We incurred expenses totaling $7.3 million in 2005 and 2004 and $7.1 million in 2003 to the property-casualty companies under these arrangements.

We are licensed by the IFBF to use the “Farm Bureau” and “FB” designations in Iowa. In connection with this license, we incurred royalty expense totaling $0.4 million in 2005, 2004 and 2003. We have similar arrangements with the Kansas Farm Bureau and other state Farm Bureau organizations in our market territory. Total royalty expense to Farm Bureau organizations other than the IFBF totaled $1.1 million in 2005 and 2004 and $1.2 million in 2003.

10. Commitments and Contingencies

In the normal course of business, we may be involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 2005, management is not aware of any claims for which a material loss is reasonably possible.

We self-insure our employee health and dental claims. However, claims in excess of our self-insurance limits are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims incurred during the period. Accordingly, no accruals are recorded on our financial statements for unpaid claims and claims incurred but not reported. Adjustments, if any, resulting in changes in the estimate of claims incurred will be reflected in operations in the periods in which such adjustments are known.

Our parent leases its home office properties under a 15-year operating lease. Our expected share of future remaining minimum lease payments under this lease as of December 31, 2005 is as follows: 2006 - $1.7 million; 2007 - $1.7 million; 2008 - $1.9 million; 2009 - $1.9 million, 2010 - $1.9 million and thereafter, through 2013 - $4.3 million.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Rent expense for the lease totaled $2.0 million in 2005, $2.1 million in 2004 and $2.5 million in 2003. These amounts are net of $1.1 million in 2005 and 2004 and $1.0 million in 2003 in amortization of a deferred gain on the transfer of the home office properties. The remaining unamortized deferred gain totaled $7.6 million at December 31, 2005 and $8.7 million at December 31, 2004.

We have extended a line of credit in the amount of $40.0 million to FBL Leasing Services, Inc. Interest on this agreement is charged at a variable rate equal to the LIBOR plus 0.13% (4.49% at December 31, 2005 and 2.52% at December 31, 2004). There was $25.8 million outstanding on the line of credit at December 31, 2005 and $22.8 million at December 31, 2004. Interest income on the line of credit totaled $0.9 million during 2005, $0.4 million during 2004 and $0.2 million during 2003.

We have extended a line of credit in the amount of $10.0 million to EquiTrust Life. Any borrowings are due within 30 days and interest on this agreement is charged at a variable rate equal to the one month LIBOR. There were no borrowings outstanding on the line of credit at December 31, 2005 or 2004.

We have guaranteed that we will maintain a minimum statutory capitalization level for EquiTrust Life, sufficient to maintain a favorable risk based capital ratio.

11. Consolidation of Life Operations

In July 2005, we announced the closing of our life insurance processing unit in Manhattan, Kansas. As a result of the closure and some additional unrelated terminations, we incurred a pre-tax charge of $2.3 million during 2005, relating primarily to severance and early retirement benefits. These expenses are recorded in the underwriting, acquisition and insurance expense line of the consolidated statements of income.

12. Statutory Information

Our financial statements included herein differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is classified as available-for-sale (carried at fair value) rather than generally being carried at amortized cost; (b) changes in the fair value of call options we directly hold are recorded as a component of derivative income rather than directly to surplus; (c) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (d) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (e) future policy benefit reserves for certain interest sensitive products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (f) net realized gains or losses attributed to changes in the level of market interest rates are recognized as gains or losses in the statements of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (g) the established formula-determined statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (h) certain deferred income tax assets, agents’ balances and certain other assets designated as “non-admitted assets” for statutory purposes are reported as assets rather than being charged to surplus; (i) revenues for interest sensitive and variable products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (j) pension income or expense is recognized for all employees in accordance with Statement No. 87, “Employers’ Accounting for Pensions,” rather than for vested employees only; (k) the financial statements of subsidiaries are consolidated rather than being accounted for under the equity method; and (l) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Our net income, not including subsidiaries, as determined in accordance with statutory accounting practices, was $46.0 million in 2005, $38.1 million in 2004 and $27.3 million in 2003. Our total statutory capital and surplus was $395.9 million at December 31, 2005 and $376.3 million at December 31, 2004.

Net income of EquiTrust Life, as determined in accordance with statutory accounting practices, was $27.8 million in 2003. Total statutory capital and surplus for EquiTrust Life was $124.0 million at December 31, 2003.

Our ability to pay dividends to our parent company is restricted because prior approval of the Iowa Insurance Commissioner is required for payment of dividends to the stockholder which exceed an annual limitation. In addition, under the Iowa Insurance Holding Company Act, we may not pay an “extraordinary” dividend without

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

prior notice to and approval by the Iowa Insurance Commissioner. An “extraordinary” dividend is defined under the Iowa Insurance Holding Company Act as any dividend or distribution of cash or other property whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (i) 10% of policyholders’ surplus (total statutory capital stock and statutory surplus) as of December 31 of the preceding year, or (ii) the statutory net gain from operations of the insurer for the 12-month period ending December 31 of the preceding year. During 2006, the maximum legally available for distribution that we could pay to our parent company without further regulatory approval is $44.9 million, of which $39.2 million is not available until December 2006 due to the timing and amount of dividend payments made during 2005.

13. Segment Information

We analyze operations by reviewing financial information regarding products that are aggregated into four product segments. The product segments are: (1) Traditional Annuity – Exclusive Distribution (“Exclusive Annuity”), (2) Traditional Annuity – Independent Distribution (“Independent Annuity”), (3) Traditional and Universal Life Insurance and (4) Variable. We also have various support operations and corporate capital that are aggregated into a Corporate and Other segment.

The Exclusive Annuity segment primarily consists of fixed rate annuities and supplementary contracts (some of which involve life contingencies) sold through our exclusive agency distribution. Fixed rate annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Fixed rate annuities consist primarily of flexible premium deferred annuities, but also include single premium deferred and immediate contracts. With fixed rate annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees. Beginning in the fourth quarter of 2005, the Exclusive Annuity segment also includes index annuities. With index annuity products, we bear the underlying investment risk and credit interest in an amount equal to a percentage of the gain in a specified market index, subject to minimum guarantees.

The Independent Annuity segment consists of fixed rate annuities and supplementary contracts (some of which involve life contingencies) sold through EquiTrust Life’s independent distribution or assumed through our coinsurance agreements with American Equity and EMCNL. The Independent Annuity segment also includes index annuities. Due to the dividend of EquiTrust Life to FBL Financial Group, Inc. as explained in Note 1 “Significant Accounting Policies,” we no longer have business in this segment in 2005 and 2004.

The Traditional and Universal Life Insurance segment consists of whole life, term life and universal life policies. These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis.

The Variable segment consists of variable universal life insurance and variable annuity contracts. These products are similar to universal life insurance and traditional annuity contracts, except the contract holder has the option to direct the cash value of the contract to a wide range of investment sub-accounts, thereby passing the investment risk to the contract holder.

The Corporate and Other segment consists primarily of accident and health insurance products (primarily long-term disability income insurance) and corporate items that do not meet the quantitative threshold for separate segment reporting.

We analyze our segment results based on pre-tax operating income (loss). Accordingly, income taxes are not allocated to the segments. In addition, operating results are generally reported net of any transactions between the segments. Operating income (loss) represents net income excluding the impact of realized and unrealized gains and losses on investments and changes in net unrealized gains and losses on derivatives. Prior to 2005, operating income included the changes in net unrealized gains and losses on derivatives that were not designated as hedges. The operating results for 2004 and 2003 have been modified to conform to the 2005 presentation.

We use operating income, in addition to net income, to measure our performance since realized and unrealized gains and losses on investments and the change in net unrealized gains and losses on derivatives can fluctuate greatly from period to period. These fluctuations make it difficult to analyze core operating trends. In addition, for derivatives not designated as hedges, there is a mismatch between the valuation of the asset and liability when deriving net income. Specifically, call options relating to our index business are one-year assets while the embedded derivative in the index contracts represents the rights of the contract holder to receive index credits over the entire period the

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

index annuities are expected to be in force. For our other embedded derivatives in the product segments, the embedded derivatives are marked to market, but the associated insurance liabilities are not marked to market. A view of our operating performance without the impact of these mismatches enhances the analysis of our results. We use operating income for goal setting, determining company-wide bonuses and evaluating performance on a basis comparable to that used by many in the investment community.

Financial information concerning our operating segments is as follows.

	Year ended December 31,
	2005	2004	2003
	(Dollars in thousands)
Operating revenues:
Traditional Annuity – Exclusive Distribution	$146,488	$134,768	$132,216
Traditional Annuity – Independent Distribution	—	—	110,837
Traditional and Universal Life	290,025	283,052	313,087
Variable	51,486	48,173	48,308
Corporate and Other	8,942	3,184	5,519

	496,941	469,177	609,967
Realized gains (losses) on investments (A)	3,036	7,427	(2,003)
Change in net unrealized gains/losses on derivatives (A)	(88)	295	15,426

Consolidated revenues	$499,889	$476,899	$623,390

Net investment income:
Traditional Annuity – Exclusive Distribution	$145,672	$134,014	$131,683
Traditional Annuity – Independent Distribution	—	—	103,594
Traditional and Universal Life	125,699	122,014	141,034
Variable	13,896	12,848	13,483
Corporate and Other	7,588	1,324	3,454

Consolidated net investment income	$292,855	$270,200	$393,248

Depreciation and amortization, including amortization/accretion of premium/discount on investments:
Traditional Annuity – Exclusive Distribution	$1,498	$1,305	$8,033
Traditional Annuity – Independent Distribution	—	—	(19,717)
Traditional and Universal Life	2,966	1,857	(10,430)
Variable	491	272	(709)
Corporate and Other	274	1,110	999

Consolidated depreciation and amortization	$5,229	$4,544	$(21,824)

Pre-tax operating income (loss):
Traditional Annuity – Exclusive Distribution	$33,098	$25,796	$24,616
Traditional Annuity – Independent Distribution	—	—	17,945
Traditional and Universal Life	48,841	44,533	53,726
Variable	3,775	1,085	(141)
Corporate and Other	7,798	(1,203)	7,432

	93,512	70,211	103,578
Income taxes on operating income	(30,499)	(19,132)	(34,976)
Realized gains (losses) on investments, net (A)	1,838	4,513	(1,243)
Change in net unrealized gains/losses on derivatives (A)	(49)	187	268

Consolidated net income	$64,802	$55,779	$67,627

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

	Year ended December 31,
	2005	2004	2003
	(Dollars in thousands)
Assets:
Traditional Annuity – Exclusive Distribution	$2,464,953	$2,308,362	$2,111,783
Traditional and Universal Life	2,210,367	2,203,735	2,136,185
Variable	903,664	817,613	734,916
Corporate and Other	287,915	240,928	222,405

	5,866,899	5,570,638	5,205,289
Unrealized gains on investments, net (A)	114,020	179,730	164,766
Other classification adjustments	(60,458)	(4,961)	(10,756)

Consolidated assets	$5,920,461	$5,745,407	$5,359,299

(A)	Amounts are net of adjustments, as applicable, to amortization of unearned revenue reserves, deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and income taxes attributable to gains and losses on investments and derivatives.

Beginning in 2005, we changed the allocation of capital among our segments to be consistent with a change in how we manage capital at the segment level. This change, coupled with a refinement in the allocation of accrued investment income and certain other assets and liabilities among the segments, resulted in an increase (decrease) in investments in our segments as of January 1, 2005 as follows: Exclusive Annuity – $41.9 million; Traditional and Universal Life Insurance – ($61.8) million; Variable – ($11.7) million and Corporate and Other – $18.7 million. Accordingly, operating revenues and pre-tax operating income (loss) by segment for 2005 are impacted by the income on the investments transferred. An estimate of the impact of this asset transfer on operating revenues and pre-tax operating income (loss) for 2005 is as follows: Exclusive Annuity – $2.7 million; Traditional and Universal Life Insurance – ($4.0) million; Variable – ($0.8) million and Corporate and Other – $1.2 million.

Also beginning in 2005, we changed the method in which indirect expenses (those expenses for which we do not have a reliable basis such as time studies for allocating the costs) are allocated among the segments from a pro rata method based on allocated capital to a pro rata method based on direct expenses. The change in allocating indirect expenses was made in conjunction with our change in allocating capital to better reflect the effort and resources required to operate the separate segments. The exact impact of this change is not determinable as it was not practicable to calculate required capital under both the new and old capital allocation methodologies during 2005. The most significant impact of this change was to shift approximately $3.3 million in the year ended December 31, 2005 of other underwriting expenses from the Corporate and Other segment to the Traditional and Universal Life Insurance segment. The impact on the Exclusive Annuity and Variable segments is not believed to be significant with slight changes in other underwriting expenses resulting from this change.

Depreciation and amortization related to property, plant and equipment are allocated to the product segments while the related property, equipment and capitalized software are generally allocated to the Corporate and Other segment.

Our investment in equity method investees and the related equity income are attributable to the Corporate and Other segment. Interest expense and expenditures for long-lived assets were not significant during the periods presented above. Goodwill at December 31, 2005 and 2004 is allocated among the segments as follows: Exclusive Annuity ($3.8 million) and Traditional and Universal Life Insurance ($6.1 million).

Net statutory premiums collected, which include premiums collected from annuities and universal life-type products that are not included in revenues for GAAP reporting, totaled $473.7 million in 2005, $501.3 million in 2004 and $1,177.7 million in 2003. Excluding the Independent Annuity Segment, our total life and annuity collected premiums are concentrated in the following states: Iowa (2005 – 29%, 2004 – 30%, 2003 – 29%), Kansas (2005 – 20%, 2004 – 21%, 2003 – 20%) and Oklahoma (2005 and 2004 – 8%, 2003 – 9%).

STATEMENT OF ADDITIONAL INFORMATION

SAI-TOC

Tear at perforation

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name

Address

City, State, Zip

PART B

STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

FARM BUREAU LIFE INSURANCE COMPANY

5400 University Avenue

West Des Moines, Iowa 50266

800-247-4170

FARM BUREAU LIFE ANNUITY ACCOUNT

NONPARTICIPATING VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the “Contract”) offered by Farm Bureau Life Insurance Company (the “Company”). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number shown above.

May 2, 2006

STATEMENT OF ADDITIONAL INFORMATION

ADDITIONAL CONTRACT PROVISIONS

The Contract

The Contract includes the basic Contract, the application, any supplemental applications and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties.

Incontestability

We will not contest the Contract from its Contract Date.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

Nonparticipation

The Contracts are not eligible for dividends and will not participate in the Company’s divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS

The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC or be accompanied by performance data computed in such manner.

Money Market Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

•	net income from the Investment Option attributable to the hypothetical account and

•	charges and deductions imposed under the Contract attributable to the hypothetical account.

The charges and deductions include per unit charges for the hypothetical account for:

•	the annual administrative charge, and

•	the mortality and expense risk charge.

1

For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $40 administrative charge deducted at the beginning of each Contract Year. Current and effective yields will be calculated according to the SEC prescribed formulas set forth below:

Current Yield = ((NCS – ES)/UV) x (365/7)

Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.

The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and should not act as an indication or representation of future yields or rates of return. The actual yield is affected by:

•	changes in interest rates on money market securities,

•	the average portfolio maturity of the Money Market Investment Option,

•	the quality of portfolio securities held by this Investment Option, and

•	the operating expenses of the Money Market Investment Option.

Yields may also be presented for other periods of time.

Other Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

2

The yield calculated according to the SEC prescribed formula, is set forth below:

Yield	=	2 3 ((((NI – ES)/(U x UV)) + 1) [6] – 1)

Where:

NI	=	net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

ES	=	expenses of the Subaccount for the 30-day or one-month period.

U	=	the average daily number of accumulation units outstanding during the period.

UV	=	the unit value at the close of the last day in the 30-day or one-month period.

The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

The yield for each Subaccount normally will fluctuate over time and should not act as an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

The surrender charge is not considered in the yield calculation.

Average Annual Total Returns

Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten-year periods. Average annual total returns may also be disclosed for other periods of time.

Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:

TR	=	(ERV/P)1/N – 1

Where:

TR	=	the average annual total return net of Subaccount recurring charges.

ERV	=	the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

Investment Option Performance. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

3

The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

Other Total Returns

Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR	=	(ERV/P) – 1

Where:

CTR	=	The cumulative total return net of Subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical single payment of $1,000.

Effect of the Administrative Charge on Performance Data

We currently apply an annual administrative charge of $40 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (For contracts issued prior to May 1, 2006, the annual administrative change is $30) (This charge is guaranteed not to exceed $45.) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CONTRACTS

EquiTrust Marketing Services, LLC (“EquiTrust Marketing”) is responsible for distributing the Contracts pursuant to a distribution agreement with us. EquiTrust Marketing serves as principal underwriter for the Contracts. EquiTrust Marketing, a Delaware corporation organized in 1970 and a wholly owned subsidiary of FBL Financial Services, Inc., an affiliate of the Company, is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

4

EquiTrust Marketing may sell the Contract through its registered representatives, who must be licensed as insurance agents and appointed by the Company. EquiTrust Marketing received sales compensation with respect to the Contracts in the following amounts during the periods indicated.

Fiscal Year	Aggregate Amount of Commission Paid to EquiTrust Marketing*	Aggregate Amount of Commissions Retained by EquiTrust Marketing After Payments to its Registered Representatives
2005	$3,240,967	$0
2004	$1,981,789	$0
2003	$1,602,458	$0

* Includes sales compensation paid to registered representatives of EquiTrust Marketing.

EquiTrust Marketing passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: manager and registered representative compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Contracts. EquiTrust Marketing also receives annual compensation of $100 per registered representative from us for acting as principal underwriter.

LEGAL MATTERS

All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company’s authority to issue the Contracts, have been passed upon by Stephen M. Morain, Esquire, Senior Vice President and General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The Account’s statements of assets and liabilities as of December 31, 2005 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2005 and 2004 and the related consolidated statements of income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2005 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50399, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

5

FINANCIAL STATEMENTS

The Company’s consolidated financial statements included in this Statement of Additional Information should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

6

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) (1)	All Financial Statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.

(2)	Financial Statements Schedules I, III, IV.(9)

Schedule I—Summary of Investments

Schedule III—Supplementary Insurance Information Schedule IV—Reinsurance

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

All required financial statements are included in Part B.

(b)	Exhibits
	(1)	Certified resolution of the board of directors of Farm Bureau Life Insurance Company (the
“Company”) establishing Farm Bureau Life Annuity Account (the “Account”).(1)

	(2)	Not Applicable.

	(3)	(a) Underwriting Agreement.(3)

(b) Paying Agent Agreement.(3)

	(4)	(a) Contract Form.(6)

(b) Variable Settlement Agreement.(5)

(c) Incremental Death Benefit Rider.(5)

	(5)	(a) Contract Application.(5)

(b) Suitability Supplement.(5)

	(6)	(a) Articles of Incorporation of the Company.(1)

(b) By-Laws of the Company.(1)

	(7)	Not Applicable.

	(8)	(a) Participation agreement relating to EquiTrust Variable Insurance Series Fund.(1)

(b)(1) Participation agreement relating to Fidelity Variable Insurance Products Fund.(2)

(b)(1)(a) Amended Schedule to Participation Agreement.(4)

(b)(2) Participation agreement relating to Fidelity Variable Insurance Products Fund II.(2)

(b)(2)(a) Amended Schedule to Participation Agreement.(4)

(b)(3) Participation agreement relating to Fidelity Variable Insurance Products Fund III.(2)

(b)(3)(a) Amended Schedule to Participation Agreement.(4)

(b)(4) Service Contract.(4)

(c) Participation agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(2)

(c)(1) Amended Schedule to Participation Agreement.(4)

(d) Participation agreement relating to American Century Funds.(4)

(d)(1) Amendment to Shareholder Service Agreement.(8)

(d)(2) Form of Amendment to Participation Agreement.(9)

(d)(3) Form of Amendment to Shareholder Service Agreement.(9)

(e) Participation agreement relating to Dreyfus Variable Investment Fund and Dreyfus Socially Responsible Growth Fund.(4)

(e)(1) Amended Schedule to Participation Agreement.(8)

(f) Participation agreement relating to Franklin Templeton Funds.(4)

(f)(1) Amendment to Participation Agreement.(8)

(g) Participation agreement relating to JP Morgan Series Trust II.(4)

(h) Participation agreement relating to Summit Pinnacle Series.(4)

(9)	Opinion and Consent of Stephen M. Morain, Esquire.(9)

(10)	(a) Consent of Sutherland Asbill & Brennan LLP.(10)

(b) Consent of Ernst & Young LLP.(10)

(c) Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President.(10)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Powers of Attorney.(9)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 1, 1998.
(2)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 1999.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 26, 2001.
(4)	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on September 27, 2001.
(5)	Incorporated herein by reference to the Initial Filing of the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 6, 2002.
(6)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on August 13, 2002.
(7)	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 28, 2004.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-87632) as filed with the Securities and Exchange Commission on April 29, 2005.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-87632) as filed with the Securities and Exchange Commission on April 27, 2006.
(10)	Filed herein.

Item 25. Directors and Officers of the Company

Name and Principal Business Address*	Positions and Offices

Eric K. Aasmundstad	Director

Steve L. Baccus	Director

William C. Bruins	Director

Alan L. Foutz	Director

Philip A. Hemesath	Director

Name and Principal Business Address*	Positions and Offices

Craig D. Hill	Director

Daniel L. Johnson	Director

G. Steven Kouplen	Director

Perry Livingston	Director

David L. McClure	Director

Charles E. Norris	Director

Keith R. Olsen	Director

Kevin Paap	Director

Frank S. Priestley	Director

Kevin G. Rogers	Director

Phil Sundblad	Director

Scott E. VanderWal	Director

Michael S. White	Director

Craig A. Lang	President and Director

Leland J. Hogan	Vice President and Director

William J. Oddy	Chief Executive Officer

Jerry C. Downin	Senior Vice President and Secretary—Treasurer

Stephen M. Morain	Senior Vice President and General Counsel

JoAnn Rumelhart	Executive Vice President

James W. Noyce	Chief Financial Officer and Chief Administrative Officer

John M. Paule	Chief Marketing Officer

James P. Brannen	Vice President-Finance

Douglas W. Gumm	Vice President—Information Technology

Barbara J. Moore	Vice President

Lou Ann Sandburg	Vice President—Investments and Assistant Treasurer

David T. Sebastian	Vice President—Sales

Bruce A. Trost	Vice President

Paul Grinvalds	Vice President—Life Administration

David A. McNeill	Vice President—Assistant General Counsel—Life

Dennis M. Marker	Vice President—Investment Administration

James M. Mincks	Vice President—Human Resources

James A. Pugh	Vice President—Assistant General Counsel

Don Seibel	Vice President—Accounting

Name and Principal Business Address*	Positions and Offices

Scott Shuck	Vice President—Marketing Services

Robert A. Simons	Vice President—Assistant General Counsel—Securities

Jim Streck	Vice President—Life Underwriting/Issue/Alliance Administration

Lynn E. Wilson	Vice President—Life Sales

Cyrus S. Winters	Vice President—Agency and Administration

Rod Babbit	Regional Vice President

Laura Kellen Beebe	Securities Vice President

Christopher G. Daniels	Life Product Development and Pricing Vice President, Illustration Actuary

Jim Dawson	Regional Vice President

Rich Duryea	Regional Vice President

Charles T. Happel	Securities Vice President

Ronnie G. Lee	Regional Vice President

John F. Mottet	Regional Vice President

Richard Murdock	Regional Vice President

Kip Peters	Enterprise Information Protection Vice President

Larry Riley	Regional Vice President

Robert J. Rummelhart	Investment Vice President

Jan Sewright	Insurance Accounting Vice President

Douglas V. Shelton	Tax and Benefits Vice President

Roger PJ Soener	Investment Vice President, Real Estate

Blake D. Weber	Sales Services Vice President

Rod Bubke	Life Financial Vice President and Appointed Actuary

Ronald R. Tyron	Vice President

*	The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

FBL-FINANCIAL GROUP, INC.

Ownership Chart

01/01/06

FBL Financial Group, Inc. (an Iowa corporation)

EquiTrust Life Insurance Company (an Iowa corporation) (a wholly-owned subsidiary)	Farm Bureau Life Insurance Company (an Iowa corporation) (a wholly-owned subsidiary)	FBL Financial Group Capital Trust (a wholly-owned subsidiary)	FBL Financial Services, Inc. (an Iowa corporation) a wholly-owned subsidiary)

			FBL Leasing Services, Inc. (an Iowa corporation) (a wholly-owned subsidiary)	EquiTrust Investment Management Services, Inc. (a Delaware corporation) (a wholly-owned subsidiary)	EquiTrust Marketing Services, LLC (a Delaware limited liability company) (a wholly-owned subsidiary)	EquiTrust Assigned Benefit Company (an Iowa corporation) (a wholly-owned subsidiary)	EquiTrust Financial Group, Inc. (an Iowa corporation) (a wholly-owned subsidiary)

			EquiTrust Series Fund, Inc. (a Maryland corporation)	EquiTrust Money Market Fund (a Maryland corporation)	EquiTrust Variable Ins Series Fund (a Massachusetts business trust)

Management Agreement

Item 27. Number of Contract Owners

As of April 10, 2006, there were 5,961 Qualified Contract Owners and 1,013 Non-Qualified Contract Owners.

Item 28. Indemnification

Article XII of the Company’s By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys’ fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) EquiTrust Marketing Services, LLC is the registrant’s principal underwriter and also serves as the principal underwriter to Farm Bureau Life Variable Account, and the separate accounts of EquiTrust Life Insurance Company, an affiliate of the Company, including EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II.

(b) Officers and Managers of EquiTrust Marketing Services, LLC

Name and Principal Business Address*	Positions and Offices

David T. Sebastian	President and Manager

James P. Brannen	Chief Financial Officer and Manager

Jo Ann Rumelhart	Executive Vice President and Manager

Stephen M. Morain	Senior Vice President, General Counsel and Manager

James W. Noyce	Chief Administrative Officer, Treasurer and Manager

John M. Paule	Chief Marketing Officer and Manager

Lou Ann Sandburg	Vice President—Investments, Assistant Treasurer and Manager

Dennis M. Marker	Chief Compliance Officer, Vice President—Investment Administration and Manager

William J. Oddy	Vice President

Robert A. Simons	Assistant General Counsel, Securities

Kristi Rojohn	Investment Compliance Vice President and Secretary

Julie M. McGonegle	Investment Product Vice President

Deborah K. Peters	Director, Broker/Dealer Compliance and Market Conduct

David Banning	Director, Mutual Fund Business Development

Rob Ruisch	Mutual Fund Accounting Director

Barbara A. Bennett	Director, Treasury Services

Thomas J. Faulconer	Indiana OSJ Principal

Karen Garza	Assistant Secretary

Rebecca Howe	Assistant Secretary

Jennifer Morgan	Assistant Secretary

Jodi Winslow	Assistant Secretary

*	The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Compensation
EquiTrust Marketing Services, Inc.	$3,969,887	NA	NA	$170,783

Item 30. Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

Item 31. Management Services

All management contracts are discussed in Part A or Part B of this registration statement.

Item 32. Undertakings and Representations

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Annuity Account, certifies that it meets all the requirements of effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 24th day of April, 2006.

FARM BUREAU LIFE INSURANCE COMPANY
FARM BUREAU LIFE ANNUITY ACCOUNT

By:	/s/ Craig A. Lang
Craig A. Lang
President
Farm Bureau Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date
/s/ Craig A. Lang Craig A. Lang	President and Director [Principal Executive Officer]	April 24, 2006

/s/ Jerry C. Downin Jerry C. Downin	Senior Vice President and Secretary-Treasurer [Principal Financial Officer]	April 24, 2006

/s/ James W. Noyce James W. Noyce	Chief Financial Officer [Principal Accounting Officer]	April 24, 2006

* Eric K. Aasmundstad	Director	April 24, 2006

* Steve L. Baccus	Director	April 24, 2006

* William C. Bruins	Director	April 24, 2006

* Alan L. Foutz	Director	April 24, 2006

* Philip A. Hemesath	Director	April 24, 2006

Signature	Title	Date

* Craig D. Hill	Director	April 24, 2006

* Leland J. Hogan	Vice President and Director	April 24, 2006

* Daniel L. Johnson	Director	April 24, 2006

* Richard G. Kjerstad	Director	April 24, 2006

* G. Steven Kouplen	Director	April 24, 2006

* Perry Livingston	Director	April 24, 2006

* David L. McClure	Director	April 24, 2006

* Charles E. Norris	Director	April 24, 2006

* Keith R. Olsen	Director	April 24, 2006

* Kevin Paap	Director	April 24, 2006

* Frank S. Priestley	Director	April 24, 2006

* Kevin G. Rogers	Director	April 24, 2006

* Phil Sundblad	Director	April 24, 2006

* Scott E. VanderWal	Director	April 24, 2006

* Michael S. White	Director	April 24, 2006

*By:	/s/ Stephen M. Morain
Stephen M. Morain
Attorney-In-Fact
Pursuant to Power of Attorney